UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2015

Portfolio Review	1
Portfolio of Investments	10
Financial Statements	58
Notes to Financial Statements	71

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSFIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/17/95)	-1.38%	0.73%	7.65%	7.90%

Comparative Performance
Barclays U.S. Government/Credit Bond Index[1]	3.69	5.86	4.75	4.96

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment-grade U.S. corporate securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Institutional Class	LSGBX
David W. Rolley, CFA®	Retail Class	LSGLX
Lynda L. Schweitzer, CFA®	Class N	LSGNX
Scott M. Service, CFA®

Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/10/91)	-2.97%	-3.66%	2.84%	4.13%	—%

Retail Class (Inception 12/31/96)	-3.13	-3.94	2.57	3.84	—

Class N (Inception 2/1/13)	-2.94	-3.56	—	—	-1.52

Comparative Performance
Barclays Global Aggregate Bond Index[1]	-2.94	-3.66	2.31	3.61	-1.37

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays Global Aggregate Bond Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-rate debt markets.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA®	Institutional Class	LSGSX
Kevin P. Kearns	Retail Class	LIPRX
Maura T. Murphy, CFA®

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20153

	6 months	1 year	5 years	10 years

Institutional Class (Inception 5/20/91)	1.33%	1.98%	3.99%	4.15%

Retail Class (Inception 5/28/10)[1]	1.16	1.78	3.73	3.86

Comparative Performance
Barclays U.S. Treasury Inflation Protected Securities Index[2]	1.40	3.11	4.29	4.55

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSHIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years

Institutional Class (Inception 6/5/96)	-0.47%	1.40%	9.16%	9.37%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[1]	1.49	2.00	8.59	8.18

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Institutional Class	LSDIX
Clifton V. Rowe, CFA®	Retail Class	LSDRX
Kurt L. Wagner, CFA®, CIC

Objective

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20154

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/28/98)[3]	2.47%	4.05%	4.20%	5.16%

Retail Class (Inception 5/28/10)[1,3]	2.34	3.69	3.95	4.87

Comparative Performance
Barclays U.S. Intermediate Government/Credit Bond Index[2]	2.35	3.58	3.52	4.34

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities with remaining maturities of one to ten years.

[3]	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

[4]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIGX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years

Institutional Class (Inception 7/1/94)	-0.06%	1.04%	6.29%	6.94%

Comparative Performance
Barclays U.S. Government/Credit Bond Index[1]	3.69	5.86	4.75	4.96

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31,2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$986.20	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*   Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$970.30	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

Retail Class
Actual	$1,000.00	$968.70	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

Class N
Actual	$1,000.00	$970.60	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 1.00% and 0.63% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,013.30	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,011.60	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*   Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$995.30	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

*   Expenses are equal to the Fund's annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Intermediate Duration Bond Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,024.70	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,023.40	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*   Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$999.40	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*   Expenses are equal to the Fund's annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.1% of Net Assets

Non-Convertible Bonds – 82.7%

	ABS Car Loan – 0.4%
7,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$5,545,782

	ABS Home Equity – 0.0%
552,751	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.629%, 4/25/2035(b)	563,102

	ABS Other – 0.3%
379,583	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	382,670
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(g)	1,565,063
1,234,881	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	1,234,881
449,048	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	449,048
964,180	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	959,359

		4,591,021

	Aerospace & Defense – 1.9%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	10,438,900
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	167,125
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	667,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,933,250
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,904,000
245,000	Textron, Inc., 5.600%, 12/01/2017	267,323
6,855,000	Textron, Inc., 5.950%, 9/21/2021	8,016,422
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,532,603
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,475,340

		26,402,463

	Airlines – 2.4%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,666,811
724,692	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	757,303
13,360,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	13,710,700
1,108,514	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,155,260
365,459	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	380,815
800,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	806,072
	Airlines – continued
$231,025	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$244,138
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,840,975
10,502	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	10,502
17,053	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	18,716
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	72,877
233,192	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	248,933
219,056	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	244,247
821,326	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	887,032
1,690,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,789,406
1,345,734	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,591,331
903,257	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,031,971
483,550	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	548,829
792,776	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	813,863
2,246,095	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,403,322
443,114	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	460,892
723,035	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	739,303

		34,423,298

	Automotive – 2.0%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,915,529
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,175,794
165,000	Ford Motor Co., 6.625%, 2/15/2028	206,508
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,435,529
690,000	Ford Motor Co., 7.125%, 11/15/2025	879,065

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$3,510,000	Ford Motor Co., 7.400%, 11/01/2046	$5,194,242
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,840,823
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,175,664
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	654,280
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	646,189
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,310,046
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	405,000
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	505,987

		28,344,656

	Banking – 12.4%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,945,469
1,817,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,128,161
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,649,800
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,432,500
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,991,475
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,102,787
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,175,824
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,206,968
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,722,166
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,712,098
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	12,116,461
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,196,334
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	2,136,689
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	1,601,989
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	2,427,378
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	4,460,925
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	1,207,500

	Banking – continued
$1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(e)	$1,156,061
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	1,610,462
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,564,991
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	266,422
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,863,726
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,436,181
795,000	Citigroup, Inc., 6.125%, 8/25/2036	962,745
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	11,034,825
200,000	Citigroup, Inc., EMTN, 1.312%, 11/30/2017, (EUR)(b)	214,929
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,541,414
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,442,605
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,218,448
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	8,745,105
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,824,887
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,703,576
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,335,786
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,819,070
50,000	Merrill Lynch & Co., Inc., EMTN, 0.577%, 9/14/2018, (EUR)(b)	53,018
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	367,460
200,000	Morgan Stanley, 0.733%, 10/15/2015(b)	200,283
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,181,288
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,385,156
130,000	Morgan Stanley, 3.450%, 11/02/2015	132,009
2,120,000	Morgan Stanley, 3.750%, 2/25/2023	2,220,359
300,000	Morgan Stanley, 4.350%, 9/08/2026	314,479
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,217,912
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,758,745

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$3,115,000	Morgan Stanley, 5.750%, 1/25/2021	$3,636,242
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	4,099,912
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	80,331
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	3,253,852
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,570,871
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,226,438
900,000	Morgan Stanley, Series F, MTN, 0.707%, 10/18/2016(b)	898,906
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	456,430
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,259,424
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	198,424
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	2,687,051
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,135,697
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	2,518,500
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	56,558
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	802,318
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	166,344
300,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	309,752
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	835,878
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	1,278,594
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,720,100

		175,978,088

	Brokerage – 1.2%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	510,570
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,788,850
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,515,084
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,308,876
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,347,563
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,052,709
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,949,400

	Brokerage – continued
$2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	$2,860,721

		17,333,773

	Building Materials – 1.0%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,473,400
860,000	Masco Corp., 4.800%, 6/15/2015	866,939
240,000	Masco Corp., 5.850%, 3/15/2017	256,200
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,770,560
800,000	Masco Corp., 6.500%, 8/15/2032	856,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,653,225
815,000	Masco Corp., 7.750%, 8/01/2029	945,400
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	556,469
10,000	Owens Corning, 6.500%, 12/01/2016	10,752
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,511,154

		13,900,099

	Cable Satellite – 0.8%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	690,769
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	2,950,930
715,000	DISH DBS Corp., 5.875%, 11/15/2024	715,894
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,883,770
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	3,930,040
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	840,000

		11,011,403

	Chemicals – 1.8%
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,621,625
275,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	242,688
7,395,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,176,500
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(c)	3,039,200
18,000	Hexion, Inc., 8.375%, 4/15/2016(c)	17,280
905,000	Hexion, Inc., 9.200%, 3/15/2021(c)	524,900
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,787,312
620,000	Methanex Corp., 5.250%, 3/01/2022	671,794

		26,081,299

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(c)	1,165,644
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,263,570

		2,429,214

	Consumer Products – 0.3%
880,000	Avon Products, Inc., 7.700%, 3/15/2043	739,200
3,380,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	3,561,719

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Products – continued
$160,000	Visant Corp., 10.000%, 10/01/2017	$143,200

		4,444,119

	Electric – 3.4%
1,970,000	AES Corp. (The), 4.875%, 5/15/2023	1,920,750
595,000	AES Corp. (The), 5.500%, 3/15/2024	593,513
2,507,865	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,981,548
3,458,757	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	3,640,895
2,850,000	DPL, Inc., 6.750%, 10/01/2019, 144A	3,006,750
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,264,200
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,765,653
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,932,422
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,494,636
1,589,000	Endesa S.A., 7.875%, 2/01/2027	2,097,345
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,613,101
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	130,280
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,396,731
4,000,000	Enersis S.A., 7.400%, 12/01/2016	4,369,328
2,211,060	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	2,448,970

		47,656,122

	Finance Companies – 5.0%
300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	225,000
1,630,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,269,782
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	46,349
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,047,096
2,390,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,837,651
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	6,974,402
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,738,800
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,379,950
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,129,287
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,505,862
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	773,113
945,000	iStar Financial, Inc., 4.875%, 7/01/2018	949,725
	Finance Companies – continued
$225,000	iStar Financial, Inc., 5.850%, 3/15/2017	$234,000
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,602,825
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,566,937
3,708,000	Navient Corp., 5.875%, 10/25/2024	3,466,980
2,167,000	Navient LLC, 4.875%, 6/17/2019	2,161,582
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,446,270
31,725(††)	Navient LLC, 6.000%, 12/15/2043	708,551
722,000	Navient LLC, MTN, 3.875%, 9/10/2015	727,177
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	740,520
5,900,000	Navient LLC, MTN, 6.125%, 3/25/2024	5,664,000
200,000	Navient LLC, Series A, MTN, 5.000%, 4/15/2015	200,000
145,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	145,000
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	4,245,219
4,681,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	5,195,910
725,000	Springleaf Finance Corp., 5.250%, 12/15/2019	716,844
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,788,850
1,805,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,976,475
725,000	Springleaf Finance Corp., 8.250%, 10/01/2023	815,625
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	311,250
595,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	605,472
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,215,500

		70,412,004

	Food & Beverage – 0.3%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,585,587
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,344,125

		4,929,712

	Government Owned – No Guarantee – 0.3%
2,280,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,581,165
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,843,625
605,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	489,990

		4,914,780

	Healthcare – 2.4%
650,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	584,188
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	451,342

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$435,000	Boston Scientific Corp., 6.400%, 6/15/2016	$460,822
610,000	HCA, Inc., 5.875%, 3/15/2022	675,386
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,356,800
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,775,425
820,000	HCA, Inc., 7.190%, 11/15/2015	846,043
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,675,969
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,555,200
2,660,000	HCA, Inc., 7.690%, 6/15/2025	3,005,800
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,619,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,281,600
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	466,550
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,392,938
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,200,100
3,590,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	3,563,075
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,641,875

		33,552,713

	Home Construction – 1.4%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	525,250
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	232,200
5,051,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	4,874,215
835,000	KB Home, 8.000%, 3/15/2020	901,800
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,372,637
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,704,250
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,900,400
3,020,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,125,700
15,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024, 144A	14,663
760,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	741,950

		20,393,065

	Independent Energy – 1.9%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,445,719
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,130,688
370,000	California Resources Corp., 5.000%, 1/15/2020, 144A	333,925
6,085,000	California Resources Corp., 5.500%, 9/15/2021, 144A	5,398,612
810,000	California Resources Corp., 6.000%, 11/15/2024, 144A	710,775
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	103,250
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,039,775

	Independent Energy – continued
$1,085,000	Continental Resources, Inc., 3.800%, 6/01/2024	$1,000,088
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	77,642
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	1,400,425
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,193,200
500,000	QEP Resources, Inc., 5.250%, 5/01/2023	490,000
690,000	Rice Energy, Inc., 6.250%, 5/01/2022	672,750
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	1,608,000
2,035,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	1,241,350
1,221,000	SM Energy Co., 6.125%, 11/15/2022, 144A	1,214,895

		27,061,094

	Industrial Other – 0.2%
385,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	398,475
405,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	425,250
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,173,000
295,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	162,250
660,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	702,900

		2,861,875

	Life Insurance – 1.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	173,204
130,000	American International Group, Inc., 4.875%, 6/01/2022	147,739
161,000	American International Group, Inc., 6.250%, 3/15/2087	183,485
711,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	1,008,234
325,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	363,070
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	4,137,081
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	250,413
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	5,104,363
790,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	664,588
1,940,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	1,658,700
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	748,154
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,379,462
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,872,642

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – continued
$1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	$1,533,360

		21,224,495

	Local Authorities – 2.1%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	666,967
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	8,161,663
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,481,109
205,331	Province of Alberta, 5.930%, 9/16/2016, (CAD)	170,017
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	17,143,369

		29,623,125

	Media Entertainment – 1.0%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,371,568
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	3,633,775
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	523,750
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,321,875
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,555,437
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	127,500
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,443,075
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	337,480

		14,314,460

	Metals & Mining – 1.8%
2,429,212	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	1,627,572
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,552,562
400,000	Alcoa, Inc., 5.900%, 2/01/2027	440,476
6,630,000	ArcelorMittal, 7.500%, 3/01/2041	6,895,200
3,300,000	ArcelorMittal, 7.750%, 10/15/2039	3,465,000
660,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	369,600
305,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	161,650
3,265,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	1,665,150
398,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	294,520
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	1,748,013
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,329,312
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,305,500

	Metals & Mining – continued
$1,580,000	United States Steel Corp., 6.650%, 6/01/2037	$1,374,600
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,760,000

		24,989,155

	Midstream – 0.5%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	532,315
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	306,223
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,574,053
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	358,442
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,428,868
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	100,819
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	273,344
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,927,650
1,280,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	1,305,600

		7,807,314

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
1,061,000	Column Canada Issuer Corp., Series 2006-WEM, Class D, 5.101%, 1/15/2022, (CAD)	876,679
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	543,426
1,415,171	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	1,131,980
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	1,070,006
2,160,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)	2,175,120

		5,797,211

	Oil Field Services – 0.7%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	4,579,050
10,140,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	2,737,800
640,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	179,200
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	1,006,500
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	437,903
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	465,000

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Oil Field Services – continued
$400,000	Transocean, Inc., 3.800%, 10/15/2022	$291,875

		9,697,328

	Packaging – 1.1%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,563,313
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,779,187
200,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	204,000

		15,546,500

	Paper – 1.2%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,684,691
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,820,378
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,523,712
350,000	Westvaco Corp., 7.950%, 2/15/2031	471,947
1,035,000	Westvaco Corp., 8.200%, 1/15/2030	1,461,772

		16,962,500

	Pharmaceuticals – 0.0%
45,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	46,744

	Property & Casualty Insurance – 1.0%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,188,711
1,630,000	MBIA Insurance Corp., 11.513%, 1/15/2033, 144A(b)(g)	884,275
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,476,904
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,312,518
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,781,763
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,398,302

		14,042,473

	Railroads – 0.4%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	5,191,309
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	487,372

		5,678,681

	REITs – Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,625,675

	REITs – Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	226,894

	REITs – Office Property – 0.3%
$3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	$3,760,535
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	548,986

		4,309,521

	REITs – Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	316,719
725,000	Realty Income Corp., 6.750%, 8/15/2019	853,367

		1,170,086

	Restaurants – 0.0%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	695,900

	Retailers – 0.8%
5,005,000	Best Buy Co., Inc., 5.000%, 8/01/2018	5,267,762
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,160,813
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	1,254,665
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	454,300
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	574,925
1,680,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,646,400
2,345,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,600,462

		11,959,327

	Sovereigns – 0.5%
5,980,000	Republic of Portugal, 5.125%, 10/15/2024, 144A	6,615,554

	Supermarkets – 1.1%
1,781,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	1,905,670
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,624,600
2,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,017,575
3,405,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,234,750
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	448,175
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,671,550

		15,902,320

	Supranational – 1.3%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	522,160
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	15,633,376

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supranational – continued
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	$1,671,614

		17,827,150

	Technology – 1.5%
1,225,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	1,056,563
270,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	257,850
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,439,150
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	80,800
3,580,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,812,700
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,038,500
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,677,625
130,000	Avnet, Inc., 6.625%, 9/15/2016	139,312
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,528,621
1,300,000	First Data Corp., 10.625%, 6/15/2021	1,478,750
952,000	First Data Corp., 11.250%, 1/15/2021	1,082,900
2,665,000	First Data Corp., 11.750%, 8/15/2021	3,081,406
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	190,145
752,700	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	972,530

		20,836,852

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,684,214

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(c)	2,150,000
421,593	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	428,971
278,901	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	283,084
138,101	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(d)	148,458

		3,010,513

	Treasuries – 21.2%
31,645,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	25,142,103
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	8,857,954
8,305,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	6,863,600
29,780,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	23,586,992

	Treasuries – continued
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	$6,666,392
13,195,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	10,584,962
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	158,527
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,979,933
414,800(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,772,431
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,910,701
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,490,467
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	4,328,976
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	6,338,779
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,188,078
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	12,388,032
21,085,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	16,854,898
63,235,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	8,406,267
28,230,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	3,517,527
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,100,766
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,929,462
264,630,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,417,465
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	582,234
271,710,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,552,269
25,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	24,998,050
70,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	70,065,660
25,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	25,013,675
25,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	25,007,800

		301,704,000

	Wireless – 0.6%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	4,575,105

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	$2,410,272
575,000	Sprint Capital Corp., 6.900%, 5/01/2019	594,406
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	309,750
898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	937,512
445,000	Sprint Communications, Inc., 6.000%, 11/15/2022	422,750

		9,249,795

	Wirelines – 3.4%
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	197,425
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	749,730
210,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	205,911
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,185,550
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	1,002,375
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,637,069
200,000	Embarq Corp., 7.995%, 6/01/2036	237,820
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,681,436
55,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	56,598
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	597,800
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,124,150
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	146,563
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	935,605
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,873,066
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	599,490
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,602,450
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	7,313,075
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	381,500
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	813,750
5,275,000	Qwest Corp., 6.875%, 9/15/2033	5,293,637
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,787,120
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,418,250
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,364,425

	Wirelines – continued
$1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$1,492,650
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	747,307
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	495,183
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	522,671
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,778,466
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,459,428

		47,700,500

	Total Non-Convertible Bonds
	(Identified Cost $1,163,488,441)	1,175,077,969

Convertible Bonds – 5.6%

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	391,345

	Construction Machinery – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	796,875

	Consumer Cyclical Services – 0.2%
1,595,000	Jarden Corp., 1.125%, 3/15/2034	1,894,062
1,535,000	KB Home, 1.375%, 2/01/2019	1,467,844

		3,361,906

	Consumer Products – 0.2%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	3,072,525

	Energy – 0.4%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,420,237
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,722,316
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,092,725

		6,235,278

	Healthcare – 0.3%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	260,006
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	3,678,238

		3,938,244

	Non-Captive Diversified – 0.0%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	555,844

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	305,065
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	431,597

		736,662

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – 1.5%
$18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	$21,293,100

	REITs – Mortgage – 0.0%
90,000	iStar Financial, Inc., 3.000%, 11/15/2016	106,594

	Retailers – 0.0%
155,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	149,575

	Technology – 2.8%
955,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	1,004,541
9,090,000	Ciena Corp., 0.875%, 6/15/2017	9,016,144
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,234,534
7,000,000	Intel Corp., 3.250%, 8/01/2039	11,051,250
1,783,000	Intel Corp., 3.482%, 12/15/2035(b)	2,217,606
2,020,000	JDS Uniphase Corp., 0.625%, 8/15/2033	2,089,437
321,519	Liberty Media LLC, 3.500%, 1/15/2031	303,201
9,130,000	Nuance Communications, Inc., 2.750%, 11/01/2031	9,061,525

		38,978,238

	Total Convertible Bonds
	(Identified Cost $66,576,261)	79,616,186

Municipals – 0.8%

	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	4,015,179

	Michigan – 0.1%
2,195,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,928,966

	Virginia – 0.4%
7,380,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,625,036

	Total Municipals
	(Identified Cost $13,631,485)	11,569,181

	Total Bonds and Notes
	(Identified Cost $1,243,696,187)	1,266,263,336

Senior Loans – 0.8%

	Chemicals – 0.1%
1,078,660	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	1,078,660

	Chemicals – continued
$463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	$454,632

		1,533,292

	Construction Machinery – 0.1%
856,912	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	839,774

	Consumer Products – 0.1%
981,406	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	984,880

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	471,750

	Media Entertainment – 0.0%
154,827	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	125,410

	Other Utility – 0.1%
1,144,613	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,133,166
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	768,275
61,010	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	60,400

		1,961,841

	Retailers – 0.1%
1,087,024	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	1,069,555

	Supermarkets – 0.3%
2,104,684	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	2,109,945
2,720,675	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	2,729,354

		4,839,299

	Wirelines – 0.0%
120,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	119,026

	Total Senior Loans
	(Identified Cost $12,011,028)	11,944,827

Shares

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.7%

	Banking – 0.2%
2,844	Bank of America Corp., Series L, 7.250%	3,290,508

	Communications – 0.0%
816	Cincinnati Bell, Inc., 6.750%	40,408

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Energy – 0.6%
10,213	Chesapeake Energy Corp., 4.500%	$894,914
12,055	Chesapeake Energy Corp., 5.000%	1,072,895
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	570,075
96,065	El Paso Energy Capital Trust I, 4.750%	5,763,900
13,689	SandRidge Energy, Inc., 7.000%	525,315

		8,827,099

	Metals & Mining – 0.4%
39,865	Alcoa, Inc., Series 1, 5.375%	1,747,682
229,499	ArcelorMittal, 6.000%	3,447,075

		5,194,757

	Natural Gas – 0.2%
43,912	AES Trust III, 6.750%	2,241,708

	REITs – Diversified – 0.3%
1,667	Crown Castle International Corp., Series A, 4.500%	174,751
76,518	Weyerhaeuser Co., Series A, 6.375%	4,187,065

		4,361,816

	REITs – Health Care – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	496,984

	REITs – Mortgage – 0.0%
11,825	iStar Financial, Inc., Series J, 4.500%	664,447

	Total Convertible Preferred Stocks
	(Identified Cost $24,159,056)	25,117,727

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
1,287	Ally Financial, Inc., Series G, 7.000%, 144A	1,314,550
5,000	Bank of America Corp., 6.375%	126,750
20,975	Countrywide Capital IV, 6.750%	536,121

		1,977,421

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	7,973
2,876	Entergy New Orleans, Inc., 4.750%	268,367
4,670	Union Electric Co., 4.500%	439,914

		716,254

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,240,191

	Total Non-Convertible Preferred Stocks
	(Identified Cost $3,025,685)	3,933,866

	Total Preferred Stocks
	(Identified Cost $27,184,741)	29,051,593

Common Stocks – 6.3%

	Airlines – 0.1%
14,401	United Continental Holdings, Inc.(g)	$968,467

	Automobiles – 0.4%
341,305	Ford Motor Co.	5,508,663

	Chemicals – 0.7%
46,100	PPG Industries, Inc.	10,397,394

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(g)	824,432

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(g)	214,371
17,222	Level 3 Communications, Inc.(g)	927,244
241,163	Telefonica S.A., Sponsored ADR	3,460,689

		4,602,304

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	4,653,188

	Multi-Utilities – 0.1%
20,449	CMS Energy Corp.	713,875

	Oil, Gas & Consumable Fuels – 0.6%
54,259	Chesapeake Energy Corp.	768,308
172,008	Repsol YPF S.A., Sponsored ADR	3,204,509
70,051	Royal Dutch Shell PLC, ADR	4,178,542

		8,151,359

	Pharmaceuticals – 0.7%
160,000	Bristol-Myers Squibb Co.	10,320,000

	Semiconductors & Semiconductor Equipment – 2.9%
1,317,153	Intel Corp.	41,187,374

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(g)	2,121,475

	Total Common Stocks
	(Identified Cost $62,148,348)	89,448,531

Principal Amount (‡)

Short-Term Investments – 0.5%
$64,275	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $64,275 on 4/01/2015 collateralized by $64,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $65,574 including accrued interest (Note 2 of Notes to Financial Statements)	64,275

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$7,106,853	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $7,106,855 on 4/01/2015 collateralized by $6,905,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $7,250,250 including accrued interest (Note 2 of Notes to Financial Statements)	$7,106,853

Total Short-Term Investments
	(Identified Cost $7,171,128)	7,171,128

Total Investments – 98.7%
	(Identified Cost $1,352,211,432)(a)	1,403,879,415
	Other assets less liabilities—1.3%	18,157,974

	Net Assets – 100.0%	$1,422,037,389

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized appreciation on investments based on a cost of $1,355,296,210 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$136,101,509
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(87,518,304)

	Net unrealized appreciation	$48,583,205

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	Illiquid security. At March 31, 2015, the value of these securities amounted to $20,715,209 or 1.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $5,364,170 or 0.4% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $250,753,410 or 17.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	21.2%
Banking	12.7
Finance Companies	5.1
Technology	4.3
Electric	3.5
Wirelines	3.4
Semiconductors & Semiconductor Equipment	2.9
Healthcare	2.7
Chemicals	2.6
Airlines	2.5
Property & Casualty Insurance	2.5
Metals & Mining	2.2
Local Authorities	2.1
Automotive	2.0
Other Investments, less than 2% each	28.5
Short-Term Investments	0.5

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	75.7%
Canadian Dollar	9.4
New Zealand Dollar	4.2
Mexican Peso	2.6
Other, less than 2% each	6.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 95.9% of Net Assets

Non-Convertible Bonds – 95.8%

	Australia – 1.8%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$5,048,544
5,000,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	4,507,985
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	22,543,187
5,010,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/2019, 144A	5,071,568

		37,171,284

	Barbados – 0.2%
1,212,500	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A	1,216,638
3,406,667	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A	3,429,383

		4,646,021

	Belgium – 1.7%
24,950,000	Belgium Government Bond, Series 65, 4.250%, 9/28/2022, (EUR)(b)	34,922,156

	Bermuda – 0.4%
2,080,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A	2,109,609
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	7,065,640

		9,175,249

	Brazil – 1.5%
585,000	Banco Santander Brasil S.A., 4.250%, 1/14/2016	590,850
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,150,000
12,313,034	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	3,518,636
5,636,350	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	4,861,352
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	3,515,165
2,600,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	2,223,260
3,870,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	4,949,171
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,138,459
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,481,920

		30,428,813

	Canada – 4.2%
15,030,000	Canadian Government, 2.750%, 6/01/2022, (CAD)(b)	13,263,971

	Canada – continued
25,480,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	20,439,927
6,744,000	Canadian Government, 4.000%, 6/01/2041, (CAD)	7,519,010
1,605,212	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	1,269,062
2,203,969	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	1,747,253
5,163,200	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	4,129,989
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,111,913
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)(b)	11,434,671
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)	7,616,821
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	9,004,718
6,280,000	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)	5,212,864
2,505,000	Talisman Energy, Inc., 5.500%, 5/15/2042	2,481,035

		87,231,234

	Cayman Islands – 0.1%
2,815,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.227%, 4/15/2032, 144A(d)	2,798,541

	Chile – 0.5%
2,950,000	Banco Santander Chile, 1.152%, 4/11/2017, 144A(d)	2,941,188
1,070,000	Celulosa Arauco y Constitucion S.A., 5.625%, 4/20/2015	1,072,219
400,000	Corpbanca S.A., 3.125%, 1/15/2018	397,174
5,490,000	Corpbanca S.A., 3.875%, 9/22/2019, 144A	5,491,768

		9,902,349

	China – 0.3%
2,500,000	Baidu, Inc., 3.250%, 8/06/2018	2,589,725
1,150,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	1,155,600
2,756,000	Tingyi Cayman Islands Holding Corp., 3.875%, 6/20/2017	2,852,295

		6,597,620

	Colombia – 0.4%
1,540,000	Banco de Bogota S.A., 5.000%, 1/15/2017	1,597,750
3,910,000	Colombia Government International Bond, 5.000%, 6/15/2045	4,017,525
3,600,000	Ecopetrol S.A., 4.125%, 1/16/2025	3,446,568

		9,061,843

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Czech Republic – 0.2%
$4,600,000	CEZ AS, 4.250%, 4/03/2022, 144A	$4,983,557

	Denmark – 0.9%
110,500,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)(b)	19,002,695

	Finland – 0.8%
14,205,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	16,870,056

	France – 2.2%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,257,831
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	4,374,929
1,800,000	AXA S.A., EMTN, (fixed rate to 7/04/2023, variable rate thereafter), 5.125%, 7/04/2043, (EUR)	2,383,566
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,401,741
19,155,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	24,667,858
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	3,602,694

		44,688,619

	Germany – 5.2%
7,200,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	9,505,261
41,390,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	81,759,865
1,035,000,000	KfW, 2.600%, 6/20/2037, (JPY)	11,162,113
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)	1,068,961
2,975,000	Schaeffler Finance BV, 2.500%, 5/15/2020, 144A, (EUR)	3,190,873

		106,687,073

	Hong Kong – 0.2%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	3,480,357

	India – 0.4%
4,400,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	4,755,401
2,924,000	ICICI Bank Ltd., MTN, 4.750%, 11/25/2016	3,055,215

		7,810,616

	Indonesia – 1.5%
2,085,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	2,189,250
274,572,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)	21,482,765
3,665,000	Majapahit Holding BV, 7.250%, 6/28/2017	4,013,175
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,885,000

		31,570,190

	Ireland – 0.7%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	4,313,559
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)(b)	7,651,055
1,684,473	Fastnet Securities 9 Ltd., Series 9, Class A1, 1.700%, 8/10/2053, (EUR)(d)	1,855,922

		13,820,536

	Italy – 4.5%
4,004,298	Asti RMBS S.r.l., Series 1, Class A, 1.271%, 12/27/2060, (EUR)(d)	4,373,035
2,940,770	Berica ABS S.r.l., Series 2012-2, Class A1, 0.342%, 11/30/2051, (EUR)(d)	3,155,619
1,743,318	Berica ABS S.r.l., Series 3, Class A, 1.071%, 6/30/2061, (EUR)(d)	1,908,367
1,872,941	Berica Residential S.r.l., Series 8, Class A, 0.288%, 3/31/2048, (EUR)(d)	1,980,760
1,639,432	Claris Finance S.r.l., Series 2014-1, Class A1, 1.171%, 12/28/2061, (EUR)(d)	1,793,455
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,884,717
1,005,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,309,314
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	3,084,034
8,935,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	13,057,327
15,670,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	21,469,216
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,240,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023	6,140,753
8,100,000	Siena Mortgages SpA/S.r.l., Series 2010-7, Class A3, 0.348%, 11/22/2070, (EUR)(d)	8,659,178
5,957,366	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.555%, 10/25/2055, (EUR)(d)	6,361,832
4,485,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,630,762

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Italy – continued
$3,755,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$4,017,850
2,248,356	Vela Home S.r.l., Series 4, Class A2, 0.245%, 10/25/2042, (EUR)(d)	2,394,146
2,588,043	Voba N 3 S.r.l., Series 2011-3, Class A2, 1.048%, 11/23/2047, (EUR)(d)	2,820,070

		93,280,435

	Japan – 10.8%
10,300,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.450%, 9/08/2017, 144A	10,294,232
1,131,450,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	9,997,165
11,099,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	96,950,207
1,121,550,000	Japan Government Ten Year Bond, 1.700%, 3/20/2017, (JPY)	9,655,916
1,720,000,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	15,541,222
1,843,000,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	17,855,517
781,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	6,983,087
655,350,000	Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)	6,307,550
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	15,216,975
3,366,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	33,353,721

		222,155,592

	Korea – 0.8%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	7,191,736
8,538,000	Korea Development Bank (The), 4.625%, 11/16/2021(b)	9,618,484
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	206,273

		17,016,493

	Luxembourg – 0.2%
4,385,000	ArcelorMittal, 6.250%, 3/01/2021	4,659,062

	Malaysia – 2.5%
300,000	Malayan Banking Bhd, 3.000%, 2/10/2017	306,664
175,375,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	47,321,654
4,200,000	Petronas Capital Ltd., 3.125%, 3/18/2022, 144A	4,242,378

		51,870,696

	Mexico – 3.7%
2,215,000	Cemex SAB de CV, 5.875%, 3/25/2019	2,286,987
7,580,586(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	52,002,865

	Mexico – continued
1,050,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	7,198,943
1,247,129(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(c)	9,327,758
2,080,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	2,038,400
3,900,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018	4,236,375

		77,091,328

	Morocco – 0.1%
1,015,000	OCP S.A., 6.875%, 4/25/2044, 144A	1,130,456

	Namibia – 0.2%
3,588,000	Namibia International Bond, 5.500%, 11/03/2021, 144A	3,892,980

	Netherlands – 0.8%
1,775,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	1,783,325
11,755,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	14,586,566

		16,369,891

	New Zealand – 2.1%
54,235,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(b)	43,354,298

	Norway – 2.3%
156,540,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)	20,367,320
136,200,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)(b)	18,106,009
61,605,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(b)	8,717,631

		47,190,960

	Philippines – 0.7%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,371,365
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,677,796
4,265,000	Power Sector Assets and Liabilities Management Corp., 6.875%, 11/02/2016	4,616,863

		13,666,024

	Poland – 1.4%
87,500,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)	24,397,018
4,145,000	Poland Government International Bond, 4.000%, 1/22/2024	4,553,573

		28,950,591

	Portugal – 0.2%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,751,875
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	584,683

		4,336,558

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	South Africa – 0.7%
$3,650,000	Eskom Holdings SOC Ltd., 7.125%, 2/11/2025, 144A	$3,677,375
289,000	Myriad International Holding BV, 6.375%, 7/28/2017	311,759
127,260,000	Transnet SOC Ltd., 9.500%, 5/13/2021, 144A, (ZAR)(b)	10,552,885

		14,542,019

	Spain – 1.9%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)	1,173,509
21,990,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	31,445,632
1,410,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,591,520
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,312,253
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,231,473

		38,754,387

	Sweden – 0.9%
138,245,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)(b)	18,842,536

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,702,747
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	3,141,134

		7,843,881

	Turkey – 0.7%
4,130,000	Akbank TAS, 4.000%, 1/24/2020, 144A	4,028,815
9,000,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	3,178,232
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,290,800
2,300,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	2,278,380
1,795,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	1,797,244

		13,573,471

	United Arab Emirates – 0.4%
2,930,000	DP World Sukuk Ltd., 6.250%, 7/02/2017	3,161,001
455,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016	485,713
4,996,000	IPIC GMTN Ltd., 5.000%, 11/15/2020, 144A	5,626,745

		9,273,459

	United Kingdom – 7.6%
5,945,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	8,078,080
891,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	980,749
3,458,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	6,073,453
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)	571,157
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,258,349
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,415,300
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	6,169,026
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	6,116,317
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	478,906
6,490,000	Sky PLC, 3.750%, 9/16/2024, 144A	6,709,654
9,250,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(b)	9,287,111
5,230,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	8,235,628
22,410,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	45,692,496
5,450,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	8,278,163
2,575,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	5,140,779
15,573,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	27,175,459
1,875,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	2,101,980
700,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	1,114,961
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	2,246,906
1,370,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, (GBP)	2,111,008
2,305,000	WPP Finance 2010, 3.750%, 9/19/2024	2,405,915

		156,641,397

	United States – 29.7%
1,704,638	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	1,710,286
3,843,284	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	3,882,024
2,030,000	Actavis Funding SCS, 3.000%, 3/12/2020	2,076,863
1,115,000	Actavis Funding SCS, 3.800%, 3/15/2025	1,150,713
1,745,000	Actavis Funding SCS, 4.550%, 3/15/2035	1,818,845
1,110,000	AES Corp. (The), 5.500%, 3/15/2024	1,107,225

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$3,000,000	Air Lease Corp., 3.750%, 2/01/2022	$3,048,642
1,410,000	Ally Financial, Inc., 2.750%, 1/30/2017	1,404,797
3,330,000	Ally Financial, Inc., 3.250%, 2/13/2018	3,296,700
3,445,000	Ally Financial, Inc., 3.500%, 7/18/2016	3,488,063
4,650,000	Ally Financial, Inc., 3.750%, 11/18/2019	4,597,687
3,086,292	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,669,228
770,000	Altria Group, Inc., 2.850%, 8/09/2022	765,475
3,930,000	Altria Group, Inc., 4.000%, 1/31/2024	4,216,835
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	2,288,638
56,695	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	56,714
6,283,000	Ball Corp., 4.000%, 11/15/2023	6,125,925
5,125,000	Bank of America Corp., 2.650%, 4/01/2019	5,222,037
4,510,000	Bank of America Corp., 4.100%, 7/24/2023	4,812,386
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.675%, 8/15/2029, 144A(d)	3,867,430
3,785,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.575%, 12/15/2027, 144A(d)	3,788,414
5,570,756	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	5,549,375
3,295,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.125%, 6/15/2031, 144A(d)	3,291,623
4,680,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	4,387,500
2,515,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	2,439,550
510,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	497,250
895,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	924,088
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,230,187
2,370,000	CIT Group, Inc., 4.250%, 8/15/2017	2,399,625
4,000,000	Citigroup, Inc., 1.700%, 7/25/2016	4,027,356
4,465,000	Citigroup, Inc., 3.375%, 3/01/2023	4,575,861
5,435,000	Citigroup, Inc., 4.000%, 8/05/2024	5,558,467
7,762,500	CLI Funding LLC, Series 2014-2A, Class A, 3.380%, 10/18/2029, 144A	7,873,465
7,005,000	Comcast Corp., 4.200%, 8/15/2034	7,588,755

	United States – continued
3,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 1.700%, 5/13/2031, 144A(d)(e)	3,490,091
3,245,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.077%, 6/11/2027, 144A(d)	3,232,773
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,663,096
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.326%, 8/13/2027, 144A(d)	2,823,867
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.925%, 6/15/2034, 144A(d)	3,990,664
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,591,500
209,494	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	229,920
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	186,401
4,420,000	Continental Resources, Inc., 3.800%, 6/01/2024	4,074,091
1,015,000	Continental Resources, Inc., 4.500%, 4/15/2023	985,089
1,845,000	Corning, Inc., 4.700%, 3/15/2037	1,982,336
3,030,246	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	3,059,722
2,323,449	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.179%, 11/26/2036, 144A(d)	2,289,120
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,523,869
1,885,000	CSMC Series, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(d)	1,995,593
3,725,000	DR Horton, Inc., 3.750%, 3/01/2019	3,771,562
3,273,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	3,242,227
1,770,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	1,896,640
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,772,263
2,485,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	2,495,700
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,437,727
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	5,690,310

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$3,900,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	$3,944,963
20,165,000	FNMA (TBA), 3.000%, 5/01/2045(f)	20,566,330
33,280,000	FNMA (TBA), 3.500%, 5/01/2045(f)	34,869,900
40,620,000	FNMA (TBA), 4.000%, 5/01/2045(f)	43,361,847
4,380,000	Ford Motor Credit Co. LLC, 3.664%, 9/08/2024	4,519,166
5,508,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,951,030
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	6,884,855
3,900,000	General Motors Co., 4.000%, 4/01/2025	3,961,304
8,000,000	General Motors Financial Co., Inc., 3.150%, 1/15/2020	8,095,168
1,331,681	GNMA, 1.960%, 5/20/2064(d)	1,418,709
1,705,222	GNMA, 2.276%, 11/20/2064(d)	1,882,802
1,716,293	GNMA, 2.363%, 11/20/2064(d)	1,903,927
3,552,125	GNMA, 2.523%, 10/20/2063(d)	3,862,531
4,300,749	GNMA, 4.556%, 12/20/2061	4,657,384
1,594,503	GNMA, 4.563%, 2/20/2065	1,820,225
2,032,740	GNMA, 4.622%, 7/20/2064	2,329,471
3,806,134	GNMA, 4.668%, 5/20/2064	4,360,759
1,902,503	GNMA, 4.674%, 7/20/2064	2,185,904
2,000,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/07/2016	2,042,794
1,630,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	1,686,028
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024	2,124,541
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	746,025
4,406,277	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(d)	4,758,365
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,767,872
1,210,000	HCA, Inc., 5.375%, 2/01/2025	1,268,988
1,550,000	Hewlett-Packard Co., 3.750%, 12/01/2020	1,629,619
3,728,000	Hewlett-Packard Co., 4.650%, 12/09/2021	4,078,152
2,898,400	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	2,923,491
4,685,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/2023	4,748,688
685,000	International Lease Finance Corp., 3.875%, 4/15/2018	695,275
2,460,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,557,170
7,800,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	7,751,250
	United States – continued
4,000,000	JPMorgan Chase & Co., 3.125%, 1/23/2025	4,011,732
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	8,115,188
2,534,000	JPMorgan Chase & Co., 3.875%, 2/01/2024	2,680,587
3,920,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	4,305,089
7,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class B, 1.925%, 12/15/2030, 144A(d)	7,005,586
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.372%, 8/15/2027, 144A(d)	3,799,852
2,270,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.155%, 7/15/2031, 144A(d)	2,255,347
1,601,286	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.070%, 9/26/2035, 144A(d)	1,604,900
3,965,000	KB Home, 4.750%, 5/15/2019	3,875,787
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,048,050
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	5,649,578
5,414,767	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A	5,439,296
670,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.500%, 7/15/2023	663,300
60,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	61,344
1,220,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 2/15/2023	1,253,550
225,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/2020	236,250
2,127,150	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	2,187,725
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.369%, 3/19/2018, (EUR)(d)	5,057,347
2,610,000	MetLife, Inc., 4.050%, 3/01/2045	2,702,963
4,485,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	4,563,487
6,085,000	Morgan Stanley, 3.750%, 2/25/2023	6,373,058
1,795,000	Morgan Stanley, 4.350%, 9/08/2026	1,881,634
1,490,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	1,728,498
460,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	483,729

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.796%, 8/12/2045, 144A(d)	$4,720,417
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.796%, 8/15/2045, 144A(d)	1,609,202
2,100,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,184,000
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	5,204,424
960,000	NRG Energy, Inc., 6.250%, 7/15/2022	986,400
3,540,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	3,530,902
943,414	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	984,292
2,620,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	864,600
5,600,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	1,862,000
2,255,000	Pioneer Natural Resources Co., 3.950%, 7/15/2022	2,319,225
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(d)	2,785,819
1,497,383	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	1,546,979
165,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	165,825
580,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	603,200
960,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	1,041,600
7,025,736	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(d)	6,738,398
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A	6,777,624
725,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class B, 1.750%, 7/15/2019, 144A	727,649
895,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class C, 2.210%, 1/15/2020, 144A	899,675
3,309,305	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 5/25/2023, 144A	3,317,824
8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,043,360
5,775,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	5,777,368

	United States – continued
1,816,309	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,803,587
3,128,667	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,199,343
2,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	3,043,650
455,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	444,763
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,326,700
1,630,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	1,691,125
2,050,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,102,816
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	2,721,424
575,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	660,527
1,278,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	1,528,501
250,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	313,962
885,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	1,134,331
665,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	896,431
1,850,000	Time Warner, Inc., 4.650%, 6/01/2044	1,992,920
955,000	Time Warner, Inc., 5.350%, 12/15/2043	1,114,375
1,240,000	Time Warner, Inc., 6.100%, 7/15/2040	1,566,549
8,472,218	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	9,078,176
13,970,000	U.S. Treasury Bond, 2.875%, 5/15/2043(g)	14,884,602
2,000,000	U.S. Treasury Note, 1.375%, 5/31/2020	1,996,406
2,000,000	U.S. Treasury Note, 1.500%, 12/31/2018(h)	2,026,562
1,610,398	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,684,685
4,825,275	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	5,006,223
1,402,000	Verizon Communications, Inc., 2.625%, 2/21/2020	1,426,339
1,300,000	Verizon Communications, Inc., 3.000%, 11/01/2021	1,325,932
2,560,000	Verizon Communications, Inc., 3.500%, 11/01/2024	2,619,814
2,150,000	Verizon Communications, Inc., 4.400%, 11/01/2034	2,190,106
2,473,000	Verizon Communications, Inc., 4.522%, 9/15/2048, 144A	2,454,230
2,138,000	Verizon Communications, Inc., 4.862%, 8/21/2046	2,238,347

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034	$5,597,500
1,230,000	Verizon Communications, Inc., 5.150%, 9/15/2023	1,410,175
151,000	Verizon Communications, Inc., 6.400%, 9/15/2033	188,469
655,000	Virginia Electric and Power Co., 4.450%, 2/15/2044	738,095
3,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	3,345,980
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	5,040,225
3,015,000	Whiting Petroleum Corp., 6.250%, 4/01/2023, 144A	2,999,925

		611,984,578

	Total Non-Convertible Bonds
	(Identified Cost $2,128,768,176)	1,977,269,901

Convertible Bonds – 0.1%

	United States – 0.1%
868,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019 (Identified Cost $868,000)	1,028,038

	Total Bonds and Notes
	(Identified Cost $2,129,636,176)	1,978,297,939

Shares

Preferred Stocks – 1.2%

Non-Convertible Preferred Stock – 0.2%

	United States – 0.2%
186,207	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $4,655,175)	4,649,589

Convertible Preferred Stocks – 1.0%

	United States – 1.0%
123,700	Alcoa, Inc., Series 1, 5.375%	5,423,008
31,110	Crown Castle International Corp., Series A, 4.500%	3,261,261
37,200	Dominion Resources, Inc., 6.375%	1,800,480
24,832	Dominion Resources, Inc., Series A, 6.125%	1,394,565
9,494	Dominion Resources, Inc., Series B, 6.000%	535,462
112,924	Tyson Foods, Inc., 4.750%	5,474,555
51,967	Weyerhaeuser Co., Series A, 6.375%	2,843,634

		20,732,965

	Total Convertible Preferred Stocks
	(Identified Cost $21,446,810)	20,732,965

	Total Preferred Stocks
	(Identified Cost $26,101,985)	25,382,554

Shares	Description	Value (†)

Short-Term Investments – 4.8%
$12,338,843	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $12,338,846 on 4/01/2015 collateralized by $7,890,000 U.S. Treasury Note, 2.125% due 1/31/2021 valued at $8,154,023; 3,960,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $4,435,200 including accrued interest (Note 2 of Notes to Financial Statements)	$12,338,843
86,020,000	U.S. Treasury Bills, 0.040%, 8/6/2015(b)(i)	86,002,538

	Total Short-Term Investments
	(Identified Cost $98,346,704)	98,341,381

	Total Investments – 101.9%
	(Identified Cost $2,254,084,865)(a)	2,102,021,874
	Other assets less liabilities—(1.9)%	(38,863,994)

	Net Assets – 100.0%	$2,063,157,880

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized depreciation on investments based on a cost of $2,267,014,416 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,118,354
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(207,110,896)

	Net unrealized depreciation	$(164,992,542)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(d)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(e)	Illiquid security. At March 31, 2015, the value of this security amounted to $3,490,091 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(f)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(g)	A portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.
(h)	A portion of this security has been pledged as collateral for open forward foreign currency contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $426,468,485 or 20.7% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	5/27/2015	Australian Dollar	5,320,000	$4,039,339	$85,763
Sell[2]	5/05/2015	Brazilian Real	29,850,000	9,275,913	890,288
Sell[3]	6/24/2015	British Pound	11,600,000	17,197,696	(21,924)
Sell[1]	6/05/2015	Canadian Dollar	43,010,000	33,928,837	332,630
Sell[4]	6/30/2015	Euro	21,000,000	22,608,130	347,180
Sell[5]	5/18/2015	Japanese Yen	974,400,000	8,129,442	72,012
Buy[6]	6/17/2015	Malaysian Ringgit	62,652,000	16,806,358	5,070
Sell[3]	6/17/2015	Mexican Peso	160,000,000	10,439,064	101,120
Buy[7]	6/17/2015	Philippine Peso	210,000,000	4,677,077	(39,904)
Buy[1]	6/11/2015	South Korean Won	40,554,768,988	36,472,248	(407,458)
Buy[1]	6/17/2015	Swiss Franc	12,900,000	13,315,785	(196,765)
Sell[1]	6/17/2015	Turkish Lira	7,625,000	2,876,576	(26,312)

Total					$1,141,700

At March 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
7/02/2015	Indonesian Rupiah	290,990,000,000	Japanese Yen[5]	2,595,807,314	$(120,287)
6/04/2015	Malaysian Ringgit	240,070,000	Japanese Yen[1]	7,878,953,358	1,277,414
6/17/2015	New Zealand Dollar	57,000,000	Euro[5]	38,251,183	(1,129,076)
4/28/2015	Norwegian Krone	166,120,000	Euro[1]	18,865,268	(316,457)
6/17/2015	Swedish Krona	50,000,000	Euro[1]	5,456,204	60,145
4/29/2015	Swedish Krona	83,500,000	Norwegian Krone[1]	78,433,214	30,514

					$(197,747)

1 Counterparty is Credit Suisse International.

2 Counterparty is Deutsche Bank AG.

3 Counterparty is UBS AG.

4 Counterparty is Citibank N.A.

5 Counterparty is Bank of America, N.A.

6 Counterparty is JPMorgan Chase Bank N.A.

7 Counterparty is Morgan Stanley & Co.

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/19/2015	340	$57,757,500	$320,767

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2015	866	$111,632,813	$(651,128)
30 Year U.S. Treasury Bond	6/19/2015	261	42,771,375	(382,086)

Total				$(1,033,214)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	43.4%
Banking	8.8
Mortgage Related	6.0
Non-Agency Commercial Mortgage-Backed Securities	4.3
ABS Other	3.5
Government Owned - No Guarantee	3.3
Local Authorities	2.7
ABS Home Equity	2.5
Other Investments, less than 2% each	22.6
Short-Term Investments	4.8

Total Investments	101.9
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(1.9)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	47.2%
Euro	15.6
Japanese Yen	10.8
British Pound	6.8
Canadian Dollar	4.0
Mexican Peso	3.3
Norwegian Krone	2.6
Malaysian Ringgit	2.3
New Zealand Dollar	2.1
Other, less than 2% each	7.2

Total Investments	101.9
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(1.9)

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – 95.7% of Net Assets

	Treasuries – 95.7%
$342,452	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	$348,231
1,514,424	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(b)(c)	1,780,041
3,002,438	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	4,404,435
1,420,172	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(b)	1,445,468
13,626,384	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2019(b)	13,878,690
4,948,283	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(b)	4,946,349
1,603,642	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	1,614,666

	Total Bonds and Notes
	(Identified Cost $28,469,801)	28,417,880

Shares

Preferred Stocks – 0.4%

	Aerospace & Defense – 0.4%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	129,234

Principal Amount

Short-Term Investments – 3.6%
$1,075,763	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $1,075,763 on 4/01/2015 collateralized by $1,065,000 U.S. Treasury Note, 2.125% due 1/31/2021 valued at $1,100,638 including accrued interest (Note 2 of Notes to Financial Statements)	1,075,763

Short-Term Investments – continued
$5,000	U.S. Treasury Bills, 0.065%, 6/11/2015(d)(e)	$5,000

	Total Short-Term Investments
	(Identified Cost $1,080,762)	1,080,763

	Total Investments – 99.7%
	(Identified Cost $29,655,563)(a)	29,627,877
	Other assets less liabilities—0.3%	75,018

	Net Assets – 100.0%	$29,702,895

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $29,297,359 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$340,269
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,751)

	Net unrealized appreciation	$330,518

(b)	Treasury Inflation Protected Security (TIPS).
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	All of this security has been pledged as initial margin for open futures contracts.

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2015	2	$240,422	$(1,535)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	95.7%
Aerospace & Defense	0.4
Short-Term Investments	3.6

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 78.7% of Net Assets

Non-Convertible Bonds – 67.9%

	Aerospace & Defense – 2.3%
$345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	$326,025
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	105,523
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,077,125
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021	3,445,400
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	915,750
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,824,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,335,950

		15,029,773

	Airlines – 3.3%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,111,839
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,365,600
401,581	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	419,652
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	830,250
435,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	438,302
263,865	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	294,210
46,043	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	50,532
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	64,665
252,415	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	292,802
385,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	390,436
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,217,563
338,040	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	368,463
1,382,719	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,597,040
277,593	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	315,068
Principal Amount (‡)	Description	Value (†)

	Airlines – continued
$1,945,650	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	$1,997,404
2,225,596	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,320,184
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,798,125
247,090	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	257,003
403,293	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	412,367

		21,541,505

	Automotive – 1.1%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,072,500
15,000	Ford Motor Co., 6.375%, 2/01/2029	18,537
95,000	Ford Motor Co., 6.625%, 2/15/2028	118,898
230,000	Ford Motor Co., 7.125%, 11/15/2025	293,022
40,000	Ford Motor Co., 7.500%, 8/01/2026	52,904
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,257,200
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,627,675

		7,440,736

	Banking – 3.5%
2,700,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	795,225
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	977,906
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,519,930
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	8,756,923
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	816,314
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(b)	1,717,000
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	182,400
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,719,191
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	112,619
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,660,597
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	93,075

		22,351,180

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 0.5%
$350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$325,500
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,613,789
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,128,600

		3,067,889

	Building Materials – 1.4%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,633,000
670,000	Masco Corp., 6.500%, 8/15/2032	716,900
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,431,588
1,225,000	Owens Corning, 7.000%, 12/01/2036	1,500,567

		9,282,055

	Cable Satellite – 1.0%
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,300,831
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,351,497
346,000	DISH DBS Corp., 5.875%, 11/15/2024	346,433
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	1,632,825
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	901,600

		6,533,186

	Chemicals – 2.2%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,019,875
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,803,364
3,687,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,253,777
3,190,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,233,000
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)	1,487,120
179,000	Hexion, Inc., 8.375%, 4/15/2016(c)	171,840
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)	1,531,780
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,389,194
405,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	370,575

		14,260,525

	Construction Machinery – 0.4%
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,395,400

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	141,750
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,925,775

		2,067,525

	Consumer Products – 0.2%
1,375,000	Visant Corp., 10.000%, 10/01/2017	1,230,625

	Electric – 0.8%
655,000	AES Corp. (The), 5.500%, 3/15/2024	653,363

	Electric – continued
$1,423,000	DPL, Inc., 6.750%, 10/01/2019, 144A	$1,501,265
340,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	357,425
665,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/2024, 144A	696,587
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,169,366
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,087,520

		5,465,526

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	560,120

	Finance Companies – 3.4%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	750,000
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	194,628
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	745,825
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,298,296
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	248,400
15,000	International Lease Finance Corp., 5.875%, 8/15/2022	16,650
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	65,550
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	365,250
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	3,999,900
1,190,000	iStar Financial, Inc., 5.000%, 7/01/2019	1,190,000
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	873,600
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,874,880
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	909,337
815,000	Navient LLC, MTN, 6.125%, 3/25/2024	782,400
875,000	Navient LLC, MTN, 7.250%, 1/25/2022	923,125
115,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	115,000
4,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	3,725,312
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,071,200
810,000	Springleaf Finance Corp., 5.250%, 12/15/2019	800,888
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	905,625

		21,855,866

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – 0.4%
$1,350,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	$1,586,250
1,236,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,257,630

		2,843,880

	Government Guaranteed – 0.6%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,808,124

	Government Owned – No Guarantee – 0.2%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	728,910
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	505,226

		1,234,136

	Healthcare – 4.4%
1,080,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	970,650
2,825,000	HCA, Inc., 5.875%, 5/01/2023	3,051,000
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,134,225
970,000	HCA, Inc., 7.500%, 12/15/2023	1,102,163
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,032,800
1,815,000	HCA, Inc., 7.690%, 6/15/2025	2,050,950
375,000	HCA, Inc., 8.360%, 4/15/2024	442,500
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,058,400
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,681,750
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	535,950
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	7,070,700
1,323,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	1,349,460
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,684,892

		28,165,440

	Home Construction – 1.1%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	286,500
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	758,520
703,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	678,395
4,885,000	Lennar Corp., 4.500%, 6/15/2019	5,043,762
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	398,000

		7,165,177

	Independent Energy – 3.2%
1,050,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	966,000
370,000	California Resources Corp., 5.000%, 1/15/2020, 144A	333,925
6,115,000	California Resources Corp., 5.500%, 9/15/2021, 144A	5,425,228
815,000	California Resources Corp., 6.000%, 11/15/2024, 144A	715,162
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	171,771
265,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	247,775
Principal Amount (‡)	Description	Value (†)

	Independent Energy – continued
$1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)	$324
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)	200
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	813,400
1,570,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	1,055,825
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	2,870,400
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,256,000
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	2,252,205
640,000	Sanchez Energy Corp., 6.125%, 1/15/2023	575,200
2,330,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	1,421,300
500,000	SM Energy Co., 5.000%, 1/15/2024	470,750
572,000	SM Energy Co., 6.125%, 11/15/2022, 144A	569,140
716,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	703,470

		20,848,075

	Industrial Other – 0.5%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	647,700
1,845,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	1,014,750
1,340,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	1,427,100

		3,089,550

	Integrated Energy – 0.2%
1,075,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	626,188
625,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	367,625

		993,813

	Life Insurance – 1.3%
112,000	American International Group, Inc., 6.250%, 3/15/2087	127,642
457,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	648,049
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,919,772
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	416,850
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,569,635

		8,681,948

	Local Authorities – 0.3%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,773,722

	Media Entertainment – 0.4%
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,804,950
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	844,308

		2,649,258

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 4.1%
$3,871,133	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(e)	$2,593,659
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,507,344
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,814,717
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	275,400
439,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	324,860
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	819,787
3,515,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	3,242,587
3,460,000	Hecla Mining Co., 6.875%, 5/01/2021	3,062,100
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	555,063
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,939,050
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	746,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,757,400
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,680,000

		26,317,967

	Midstream – 1.4%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	822,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	2,001,860
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,631,600
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	766,184

		9,221,644

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(f)	328,106
1,440,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)	1,450,080

		1,778,186

	Oil Field Services – 2.0%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	1,324,600
3,255,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	2,392,425
5,215,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	1,408,050
3,430,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	977,550
250,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	76,875
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	438,900
Principal Amount (‡)	Description	Value (†)

	Oil Field Services – continued
$3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	$1,021,440
2,885,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	2,192,600
4,675,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,805,000

		12,637,440

	Packaging – 0.8%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	329,138
4,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	4,333,500
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	536,775

		5,199,413

	Property & Casualty Insurance – 0.7%
1,920,000	MBIA Insurance Corp., 11.513%, 1/15/2033, 144A(f)(g)	1,041,600
3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,419,419

		4,461,019

	Railroads – 0.5%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(c)(f)	2,924,681
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	306,070
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	29,922

		3,260,673

	REITs – Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	507,160

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	626,310

	Retailers – 1.9%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	486,000
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,146,087
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	139,688
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	1,915,075
170,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	160,650
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	119,625
1,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,935,500
3,120,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	1,903,200
4,975,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,395,437

		12,201,262

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – 3.3%
$4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$3,833,850
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,050,650
9,470,000	New Albertson’s, Inc., 8.000%, 5/01/2031	8,996,500
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,063,125
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	910,250
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,672,050

		21,526,425

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	335,674

	Technology – 3.8%
1,245,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	1,073,813
455,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	434,525
10,465,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	10,569,650
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,252,100
200,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	213,000
2,600,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	2,834,000
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,522,600
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	13,745
1,555,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,601,650

		24,515,083

	Transportation Services – 1.3%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	2,825,100
620,344	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(h)	631,200
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)(i)	379,014
83,670	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(h)	84,925
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)(i)	523,399
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(h)(i)	55,675
2,710,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,798,075
740,000	Teekay Corp., 8.500%, 1/15/2020	830,650

		8,128,038

Principal Amount (‡)	Description	Value (†)

	Treasuries – 8.7%
2,385,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	$1,790,950
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(j)	205,784
325,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(j)	166,571
1,350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	692,335
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	102,284
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,161,204
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	627,974
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	819,757
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,255,433
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,929,619
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	594,039
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	4,171,915
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	12,754,086
1,590,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	211,370
4,365,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	543,890
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,404,568
48,865,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	261,741
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	134,180
50,205,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	286,819
15,285,000	U.S. Treasury Note, 0.375%, 3/31/2016	15,299,337

		56,413,856

	Wireless – 1.0%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,893,866
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,747,987
475,000	Sprint Capital Corp., 6.900%, 5/01/2019	491,031

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$215,000	Sprint Capital Corp., 8.750%, 3/15/2032	$221,988
365,000	Sprint Communications, Inc., 6.000%, 11/15/2022	346,750

		6,701,622

	Wirelines – 4.7%
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	365,750
1,120,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,309,655
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,709,100
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	460,350
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,427,142
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	1,001,220
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,782,000
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,191,204
1,375,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,414,960
200,000	Oi S.A., 5.750%, 2/10/2022, 144A	163,100
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	935,605
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,313,788
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	812,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,509,650
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,598,600
645,000	Qwest Corp., 7.250%, 9/15/2025	749,813
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,457,397
1,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,886,377
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	149,800

		30,237,511

	Total Non-Convertible Bonds
	(Identified Cost $434,593,801)	438,404,317

Convertible Bonds – 10.2%
	Construction Machinery – 0.6%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	3,617,188

	Consumer Cyclical Services – 2.5%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	3,590,125
435,000	Jarden Corp., 1.125%, 3/15/2034	516,563
770,000	KB Home, 1.375%, 2/01/2019	736,313
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	5,119,284
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services – continued
$3,510,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	$3,417,862
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,527,906

		15,908,053

	Consumer Products – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	421,931

	Energy – 1.4%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	5,068,387
3,395,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,252,834
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	696,738

		9,017,959

	Healthcare – 0.5%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	1,640,516
610,000	Omnicare, Inc., 3.750%, 12/15/2025	1,766,712

		3,407,228

	Non-Captive Diversified – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,167,791

	Pharmaceuticals – 0.4%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	334,828
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	469,456
660,000	Illumina, Inc., 0.250%, 3/15/2016	1,459,425

		2,263,709

	Property & Casualty Insurance – 1.2%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	7,708,940

	REITs – Mortgage – 0.0%
50,000	iStar Financial, Inc., 3.000%, 11/15/2016	59,219

	Technology – 3.2%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,830,853
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,074,088
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,675,606
830,000	JDS Uniphase Corp., 0.625%, 8/15/2033	858,531
43,844	Liberty Media LLC, 3.500%, 1/15/2031	41,346
960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	952,800
560,000	Rovi Corp., 0.500%, 3/01/2020, 144A	533,750

		20,966,974

	Total Convertible Bonds
	(Identified Cost $50,563,290)	65,538,992

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.6%

	District of Columbia – 0.1%
$540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$732,521

	Puerto Rico – 0.5%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	3,493,200

	Total Municipals
	(Identified Cost $4,086,417)	4,225,721

	Total Bonds and Notes
	(Identified Cost $489,243,508)	508,169,030

Loan Participations – 0.1%
	ABS Other – 0.1%
726,562	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(c)(f) (Identified Cost $732,012)	732,011

Senior Loans – 2.0%
	Chemicals – 0.4%
547,688	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(f)	547,688
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(f)	230,510
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(f)	1,599,937

		2,378,135

	Construction Machinery – 0.1%
393,308	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(f)	385,442

	Diversified Manufacturing – 0.1%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(f)	254,375

	Finance Companies – 0.5%
2,963,278	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(f)	3,027,493

	Financial Other – 0.1%
740,000	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(f)	739,075

	Media Entertainment – 0.0%
49,138	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	39,802

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(f)	336,820
159,190	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(f)	135,789
Principal Amount (‡)	Description	Value (†)

	Oil Field Services – continued
$95,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(f)	$76,477

		549,086

	Other Utility – 0.1%
393,000	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	389,070
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	316,062
21,038	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(f)	20,828

		725,960

	Property & Casualty Insurance – 0.0%
158,400	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 10/16/2020(k)	136,224

	Retailers – 0.1%
550,092	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(f)	541,252
330,813	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(f)	312,343

		853,595

	Supermarkets – 0.3%
1,202,676	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(f)	1,205,683
906,892	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	909,785

		2,115,468

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(f)	119,732

	Transportation Services – 0.0%
175,463	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(f)	174,147

	Wirelines – 0.2%
735,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	747,252
729,302	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(f)	730,214
65,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(f)	64,472

		1,541,938

	Total Senior Loans
	(Identified Cost $13,079,706)	13,040,472

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – 13.7%

	Airlines – 0.5%
$52,244	United Continental Holdings, Inc.(g)	$3,513,409

	Automobiles – 2.2%
876,900	Ford Motor Co.	14,153,166

	Chemicals – 1.9%
156,958	Dow Chemical Co. (The)	7,530,845
22,241	PPG Industries, Inc.	5,016,235

		12,547,080

	Containers & Packaging – 0.1%
40,621	Owens-Illinois, Inc.(g)	947,282

	Diversified Telecommunication Services – 0.3%
2,627	Hawaiian Telcom Holdco, Inc.(g)	69,957
117,962	Telefonica S.A., Sponsored ADR	1,692,755

		1,762,712

	Electronic Equipment, Instruments & Components – 3.9%
1,119,766	Corning, Inc.	25,396,293

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	113,243

	Household Durables – 0.0%
6,775	KB Home	105,825

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	356,920

	Oil, Gas & Consumable Fuels – 0.6%
2,846	Chesapeake Energy Corp.	40,299
82,985	Repsol YPF S.A., Sponsored ADR	1,546,011
33,796	Royal Dutch Shell PLC, ADR	2,015,931

		3,602,241

	Pharmaceuticals – 0.7%
64,900	Bristol-Myers Squibb Co.	4,186,050

	REITs – Apartments – 0.2%
6,185	Apartment Investment & Management Co., Class A	243,442
32,565	Associated Estates Realty Corp.	803,704

		1,047,146

	REITs – Shopping Centers – 0.0%
7,868	DDR Corp.	146,502

	Semiconductors & Semiconductor Equipment – 2.9%
603,280	Intel Corp.	18,864,566

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(g)	1,906,429

	Total Common Stocks
	(Identified Cost $57,124,035)	88,648,864

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.5%
	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	168,774

Shares	Description	Value (†)

	Communications – 0.0%
$191	Cincinnati Bell, Inc., 6.750%	$9,458

	Energy – 0.7%
12,537	Chesapeake Energy Corp., 5.000%	1,115,793
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	164,113
54,200	El Paso Energy Capital Trust I, 4.750%	3,252,000
3,848	SandRidge Energy, Inc., 7.000%	147,667

		4,679,573

	Metals & Mining – 0.3%
129,203	ArcelorMittal, 6.000%	1,940,629
7,229	Cliffs Natural Resources, Inc., 7.000%	38,169

		1,978,798

	Natural Gas – 0.2%
17,119	AES Trust III, 6.750%	873,925

	REITs - Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,572
35,615	Weyerhaeuser Co., Series A, 6.375%	1,948,853

		1,950,425

	Total Convertible Preferred Stocks
	(Identified Cost $9,861,248)	9,660,953

Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	456,300
7,075	Countrywide Capital IV, 6.750%	180,837

		637,137

	Finance Companies – 0.1%
5,300	iStar Financial, Inc., Series F, 7.800%	130,115
2,575	iStar Financial, Inc., Series G, 7.650%	62,650
12,475	SLM Corp., Series A, 6.970%	616,390

		809,155

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(g)	1,419,395

	REITs - Warehouse/Industrials – 0.1%
3,363	ProLogis, Inc., Series Q, 8.540%	233,413

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,932,685)	3,099,100

	Total Preferred Stocks
	(Identified Cost $11,793,933)	12,760,053

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(g)(h) (Identified Cost $0)	—

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 2.2%
$60,114	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $60,114 on 4/01/2015 collateralized by $60,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $61,406 including accrued interest (Note 2 of Notes to Financial Statements)	$60,114
13,841,029	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $13,841,033 on 4/01/2015 collateralized by $13,625,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $14,118,906 including accrued interest (Note 2 of Notes to Financial Statements)	13,841,029

Total Short-Term Investments
	(Identified Cost $13,901,143)	13,901,143

Total Investments – 98.7%
	(Identified Cost $585,874,337)(a)	637,251,573
	Other assets less liabilities—1.3%	8,132,550

	Net Assets – 100.0%	$645,384,123

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized appreciation on investments based on a cost of $586,517,960 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$92,809,195
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(42,075,582)

	Net unrealized appreciation	$50,733,613

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security. At March 31, 2015, the value of these securities amounted to $11,458,604 or 1.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in additional debt securities.
(f)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(g)	Non-income producing security.
(h)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $3,589,288 or 0.6% of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $142,678,612 or 22.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	8.7%
Technology	7.0
Wirelines	4.9
Healthcare	4.9
Chemicals	4.5
Metals & Mining	4.4
Finance Companies	4.0
Electronic Equipment, Instruments & Components	3.9
Airlines	3.8
Supermarkets	3.6
Banking	3.6
Independent Energy	3.2
Semiconductors & Semiconductor Equipment	2.9
Consumer Cyclical Services	2.8
Aerospace & Defense	2.3
Automobiles	2.2
Energy	2.1
Oil Field Services	2.1
Retailers	2.0
Other Investments, less than 2% each	23.6
Short-Term Investments	2.2

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.5% of Net Assets

Non-Convertible Bonds – 95.2%

	ABS Car Loan – 9.6%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$195,498
160,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	161,148
100,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.520%, 1/08/2019	100,292
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	100,306
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	184,920
200,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	200,689
165,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	166,322
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	212,588
192,295	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	192,845
115,000	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	115,037
265,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	266,097
155,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	155,581
175,000	Capital Auto Receivables Asset Trust, Series 2014-3, Class A3, 1.480%, 11/20/2018	175,383
415,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	415,320
5,569	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	5,572
36,375	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	36,318
399,531	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	398,791
105,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	104,949
100,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	99,847
92,582	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	92,547
224,050	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	223,202
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	465,907
250,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	250,729
345,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	346,205
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	276,157

	ABS Car Loan – continued
$155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	$155,542
79,986	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	79,939
275,000	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 3/15/2019	274,992
210,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	210,609
100,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	100,205
110,931	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	111,033
115,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	117,132
230,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	234,298
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	597,537
63,060	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	63,102
335,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	334,999
38,346	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	38,338
315,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/2019	315,693
195,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	195,657
160,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	160,240
330,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	331,881
117,328	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	117,375
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	199,484
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	259,402
370,000	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	369,925

		9,209,633

	ABS Credit Card – 1.3%
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	424,176
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	270,567
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	587,700

		1,282,443

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity– 0.8%
$230,797	Colony American Homes, Series 2014-1A, Class A, 1.327%, 5/17/2031, 144A(b)	$229,050
46,633	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.829%, 7/25/2021(b)(c)	45,313
30,152	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	30,724
260,000	Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M2, 2.574%, 1/25/2025(b)	263,709
84,792	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	87,600
146,626	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.618%, 6/25/2035(b)	147,589

		803,985

	ABS Other – 3.5%
159,820	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	159,731
123,981	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	124,005
135,000	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	136,305
67,192	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	66,656
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.666%, 6/20/2017(b)	390,132
179,170	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	178,941
445,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	446,873
230,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	229,409
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	388,488
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	432,331
200,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	200,082
245,208	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	249,156
94,648	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	96,104
241,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	246,067

		3,344,280

	ABS Student Loan – 1.5%
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.056%, 7/25/2025(b)	551,672
294,415	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	294,354

	ABS Student Loan – continued
$553,797	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.256%, 7/25/2025(b)	$555,608

		1,401,634

	Aerospace & Defense – 0.1%
60,000	Rockwell Collins, Inc., 0.621%, 12/15/2016(b)	60,057

	Agency Commercial Mortgage-Backed Securities – 7.1%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	801,886
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	612,840
785,000	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	797,496
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	434,358
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,060,619
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	368,082
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,480,996
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,143,315
92,602	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.521%, 4/25/2019(b)	92,618

		6,792,210

	Airlines – 0.1%
110,080	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	127,142

	Automotive – 1.1%
465,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	465,047
360,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	418,291
115,000	Magna International, Inc., 3.625%, 6/15/2024	117,165

		1,000,503

	Banking – 12.6%
230,000	American Express Credit Corp., 1.125%, 6/05/2017	229,955
425,000	ANZ New Zealand International Ltd., 1.750%, 3/29/2018, 144A	425,472
115,000	Bank of America Corp., 6.000%, 9/01/2017	126,509
205,000	Bank of America Corp., MTN, 1.335%, 3/22/2018(b)	207,334
470,000	Bank of America NA, 1.650%, 3/26/2018	471,172

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	$55,237
365,000	Bank of Nova Scotia, 2.800%, 7/21/2021	372,861
220,000	Barclays PLC, 3.650%, 3/16/2025	221,465
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	379,917
130,000	BNP Paribas S.A., 5.000%, 1/15/2021	147,358
425,000	BNZ International Funding Ltd., 1.900%, 2/26/2018, 144A	426,938
415,000	Credit Suisse, 1.750%, 1/29/2018	416,261
465,000	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 3/26/2020, 144A	467,653
250,000	Deutsche Bank AG, 1.875%, 2/13/2018	250,352
345,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	348,670
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	322,907
430,000	HSBC USA, Inc., 1.700%, 3/05/2018	430,805
330,000	HSBC USA, Inc., 2.250%, 6/23/2019	332,769
375,000	HSBC USA, Inc., 2.375%, 11/13/2019	378,332
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	307,597
425,000	JPMorgan Chase & Co., Series H, MTN, 1.700%, 3/01/2018	426,271
445,000	Lloyds Bank PLC, 1.750%, 3/16/2018	447,375
595,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	594,723
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	148,702
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	271,540
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	460,708
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	608,483
395,000	PNC Bank NA, 2.400%, 10/18/2019	402,558
330,000	Royal Bank of Canada, 1.250%, 6/16/2017	330,509
355,000	Royal Bank of Canada, 1.400%, 10/13/2017	355,891
305,000	Santander Bank NA, 2.000%, 1/12/2018	306,316
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	41,427
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	287,928
435,000	Toronto-Dominion Bank (The), 1.625%, 3/13/2018	438,321
420,000	Wells Fargo & Co., 3.000%, 2/19/2025	421,806
150,000	Wells Fargo & Co., 3.676%, 6/15/2016	155,318

		12,017,440

	Brokerage – 0.1%
55,000	Ameriprise Financial, Inc., 3.700%, 10/15/2024	57,893

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	35,175

	Cable Satellite – 0.6%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	222,123
325,000	NBCUniversal Enterprise, Inc., 0.790%, 4/15/2016, 144A(b)	325,960

		548,083

	Chemicals – 1.0%
$210,000	Agrium, Inc., 3.375%, 3/15/2025	$210,007
120,000	Albemarle Corp., 3.000%, 12/01/2019	121,321
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	153,267
90,000	Methanex Corp., 3.250%, 12/15/2019	92,078
355,000	Potash Corp. of Saskatchewan, Inc., 3.000%, 4/01/2025	355,475

		932,148

	Collateralized Mortgage Obligations – 0.9%
308,768	Government National Mortgage Association, Series 2014-H14, Class FA, 0.671%, 7/20/2064(b)	307,893
221,796	Government National Mortgage Association, Series 2014-H15, Class FA, 0.671%, 7/20/2064(b)	221,643
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	143,494
224,389	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.621%, 10/07/2020(b)	225,703

		898,733

	Construction Machinery – 0.2%
220,000	John Deere Capital Corp., 2.050%, 3/10/2020	221,526

	Consumer Cyclical Services – 0.7%
425,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019, 144A	425,146
40,000	eBay, Inc., 2.600%, 7/15/2022	38,228
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,253
75,000	Western Union Co. (The), 3.350%, 5/22/2019	78,006
130,000	Western Union Co. (The), 3.650%, 8/22/2018	136,519

		708,152

	Diversified Manufacturing – 0.4%
245,000	Ingersoll-Rand Luxembourg Finance S.A., 3.550%, 11/01/2024	249,109
90,000	Snap-On, Inc., 4.250%, 1/15/2018	96,481

		345,590

	Electric – 1.7%
220,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	233,970
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	263,088
120,000	Duke Energy Indiana, Inc., 0.602%, 7/11/2016(b)	120,121
145,000	Duke Energy Progress, Inc., 0.464%, 3/06/2017(b)	144,936
200,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	203,374
130,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	137,168
295,000	Georgia Power Co., 0.591%, 3/15/2016(b)	294,837
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	220,660

		1,618,154

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.6%
$175,000	Ares Capital Corp., 3.875%, 1/15/2020	$178,063
80,000	FS Investment Corp., 4.250%, 1/15/2020	81,370
280,000	International Lease Finance Corp., 2.221%, 6/15/2016(b)	280,000

		539,433

	Food & Beverage – 0.4%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	11,175
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	373,805

		384,980

	Government Owned – No Guarantee – 0.5%
140,000	Ecopetrol S.A., 4.125%, 1/16/2025	134,033
135,000	Ecopetrol S.A., 5.875%, 9/18/2023	144,923
215,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	195,037
50,000	Petrobras Global Finance BV, 5.750%, 1/20/2020	46,379

		520,372

	Health Insurance – 0.2%
220,000	Cigna Corp., 3.250%, 4/15/2025	224,456

	Healthcare – 2.1%
430,000	Abbott Laboratories, 2.950%, 3/15/2025	435,107
75,000	Baxter International, Inc., 1.850%, 1/15/2017	76,000
280,000	Express Scripts, Inc., 3.125%, 5/15/2016	286,813
205,000	Life Technologies Corp., 6.000%, 3/01/2020	236,753
330,000	McKesson Corp., 3.250%, 3/01/2016	336,803
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	44,111
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	115,088
285,000	Stryker Corp., 2.000%, 9/30/2016	289,603
220,000	Zimmer Holdings, Inc., 3.550%, 4/01/2025	224,563

		2,044,841

	Hybrid ARMs – 0.4%
90,868	FHLMC, 2.367%, 1/01/2035(b)	97,192
273,840	FHLMC, 2.625%, 5/01/2036(b)	294,344

		391,536

	Independent Energy – 1.3%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	106,679
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	122,389
265,000	ConocoPhillips Co., 3.350%, 11/15/2024	273,083
200,000	Encana Corp., 6.500%, 5/15/2019	229,765
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	119,887
100,000	Noble Energy, Inc., 3.900%, 11/15/2024	101,735
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	298,584

		1,252,122

	Industrial Other – 0.5%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	438,195

	Integrated Energy – 0.7%
$200,000	BP Capital Markets PLC, 3.506%, 3/17/2025	$203,991
160,000	BP Capital Markets PLC, 3.561%, 11/01/2021	168,332
110,000	BP Capital Markets PLC, 4.500%, 10/01/2020	122,017
165,000	Total Capital International S.A., 2.750%, 6/19/2021	168,781

		663,121

	Life Insurance – 1.9%
305,000	Aflac, Inc., 2.400%, 3/16/2020	308,531
185,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	186,033
30,000	Lincoln National Corp., 4.300%, 6/15/2015	30,198
415,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	417,656
425,000	New York Life Global Funding, 1.950%, 2/11/2020, 144A	425,074
320,000	Prudential Financial, Inc., 3.500%, 5/15/2024	327,546
70,000	Unum Group, 5.625%, 9/15/2020	80,126

		1,775,164

	Media Entertainment – 0.5%
225,000	Time Warner, Inc., 3.550%, 6/01/2024	233,022
215,000	Time Warner, Inc., 4.875%, 3/15/2020	240,615

		473,637

	Metals & Mining – 1.5%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	157,679
145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	152,250
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	287,550
370,000	Freeport-McMoRan, Inc., 2.300%, 11/14/2017	368,820
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	35,358
5,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	5,273
60,000	Rio Tinto Finance USA Ltd., 3.750%, 9/20/2021	63,284
135,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	139,475
180,000	Teck Resources Ltd., 4.500%, 1/15/2021	183,457

		1,393,146

	Midstream – 2.0%
130,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	126,564
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	149,582
280,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	280,409
275,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	283,159
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	144,115
455,000	ONEOK Partners LP, 4.900%, 3/15/2025	460,379
175,000	Questar Corp., 2.750%, 2/01/2016	177,875
225,000	Williams Partners LP, 5.250%, 3/15/2020	247,708

		1,869,791

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – 4.6%
$8,902	FHLMC, 3.000%, 10/01/2026	$9,337
1,005	FHLMC, 6.500%, 1/01/2024	1,152
160	FHLMC, 8.000%, 7/01/2025	195
314	FNMA, 6.000%, 9/01/2021	327
78	FNMA, 7.500%, 6/01/2016	79
5	FNMA, 8.000%, 6/01/2015	4
296,980	GNMA, 4.312%, 2/20/2063	326,313
559,149	GNMA, 4.356%, 2/20/2063	612,873
228,077	GNMA, 4.496%, 10/20/2062	250,545
519,268	GNMA, 4.500%, 4/20/2063	573,284
290,453	GNMA, 4.505%, 4/20/2063	320,742
338,500	GNMA, 4.514%, 5/20/2062	368,670
316,963	GNMA, 4.520%, 5/20/2062	343,880
293,635	GNMA, 4.549%, 3/20/2063	324,414
327,960	GNMA, 4.560%, 3/20/2062	355,623
212,770	GNMA, 4.567%, 7/20/2062	232,855
343,618	GNMA, 4.575%, 2/20/2063	378,675
244,598	GNMA, 4.604%, 6/20/2062	267,189
3,073	GNMA, 6.500%, 12/15/2023	3,518
548	GNMA, 8.500%, 9/15/2022	557
1,824	GNMA, 9.500%, 1/15/2019	1,993

		4,372,225

	Natural Gas – 0.3%
325,000	Sempra Energy, 2.400%, 3/15/2020	328,608

	Non-Agency Commercial Mortgage-Backed Securities – 8.7%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	42,563
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	99,565
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	317,383
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	99,218
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	270,048
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	246,066
535,000	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	572,584
294,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.704%, 6/15/2039(b)	314,577
184,322	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.903%, 9/15/2039(b)	197,395
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	386,629
305,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.125%, 2/15/2027, 144A(b)	304,201

	Non-Agency Commercial Mortgage-Backed Securities – continued
$375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	$395,699
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	350,260
296,597	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)	320,297
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	354,279
265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	282,518
37,937	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class A, 1.125%, 12/15/2030, 144A(b)	37,927
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.775%, 6/15/2049(b)	438,413
196,777	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	208,628
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	144,017
505,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.155%, 7/15/2031, 144A(b)	501,740
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	253,591
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	314,098
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.686%, 4/15/2049(b)	428,949
192,790	PFP III Ltd., Series 2014-1, Class A, 1.345%, 6/14/2031, 144A(b)	193,094
185,000	SCG Trust, Series 2013-SRP1, Class B, 2.672%, 11/15/2026, 144A(b)	184,794
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.707%, 6/15/2049(b)	438,447
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	213,385
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	418,803

		8,329,168

	Oil Field Services – 0.9%
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	234,034
160,000	Oceaneering International, Inc., 4.650%, 11/15/2024	161,765
75,000	Pride International, Inc., 8.500%, 6/15/2019	89,265
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	103,001
315,000	Transocean, Inc., 6.375%, 12/15/2021	264,994

		853,059

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – 0.5%
$25,000	Amgen, Inc., 2.200%, 5/22/2019	$25,323
165,000	Eli Lilly & Co., 1.950%, 3/15/2019	167,820
290,000	Mylan, Inc., 4.200%, 11/29/2023	308,147

		501,290

	Property & Casualty Insurance – 0.2%
70,000	Brown & Brown, Inc., 4.200%, 9/15/2024	71,452
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	159,034

		230,486

	Railroads – 1.2%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	288,215
230,000	CSX Corp., 3.700%, 10/30/2020	247,784
30,000	CSX Corp., 6.150%, 5/01/2037	39,299
280,000	Union Pacific Corp., 1.800%, 2/01/2020	280,303
240,000	Union Pacific Corp., 3.646%, 2/15/2024	259,651

		1,115,252

	REITs – Health Care – 0.3%
235,000	HCP, Inc., 3.400%, 2/01/2025	229,243
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	35,061

		264,304

	REITs – Single Tenant – 0.2%
200,000	Realty Income Corp., 5.875%, 3/15/2035	233,243

	Retailers – 0.2%
160,000	Ross Stores, Inc., 3.375%, 9/15/2024	164,024

	Sovereigns – 0.2%
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	160,875

	Supranational – 0.2%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	220,147

	Technology – 1.1%
46,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	50,900
155,000	Apple, Inc., 2.850%, 5/06/2021	161,499
275,000	Hewlett-Packard Co., 4.300%, 6/01/2021	295,472
80,000	Ingram Micro, Inc., 4.950%, 12/15/2024	82,872
100,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	109,250
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	28,938
325,000	Microsoft Corp., 2.375%, 2/12/2022	327,347

		1,056,278

	Tobacco – 0.6%
275,000	Altria Group, Inc., 2.850%, 8/09/2022	273,384
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	291,006
35,000	Philip Morris International, Inc., 2.900%, 11/15/2021	35,974
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,649

		606,013

	Treasuries – 19.0%
$195,000	U.S. Treasury Note, 0.625%, 2/15/2017	$195,320
325,000	U.S. Treasury Note, 0.625%, 9/30/2017	324,162
1,520,000	U.S. Treasury Note, 0.625%, 11/30/2017	1,513,587
4,570,000	U.S. Treasury Note, 0.875%, 10/15/2017	4,585,712
865,000	U.S. Treasury Note, 1.000%, 2/15/2018	868,446
180,000	U.S. Treasury Note, 1.250%, 1/31/2020	179,072
1,705,000	U.S. Treasury Note, 1.375%, 2/29/2020	1,705,399
2,230,000	U.S. Treasury Note, 1.500%, 1/31/2022	2,201,253
15,000	U.S. Treasury Note, 2.000%, 2/28/2021	15,366
1,555,000	U.S. Treasury Note, 2.000%, 10/31/2021	1,587,072
1,800,000	U.S. Treasury Note, 2.000%, 11/15/2021	1,840,359
3,040,000	U.S. Treasury Note, 2.000%, 2/15/2025	3,059,237
120,000	U.S. Treasury Note, 2.125%, 12/31/2021	123,544

		18,198,529

	Wireless – 0.6%
210,000	American Tower Corp., 3.400%, 2/15/2019	216,864
160,000	American Tower Corp., 3.450%, 9/15/2021	163,323
150,000	Vodafone Group PLC, 2.500%, 9/26/2022	145,069
35,000	Vodafone Group PLC, 2.950%, 2/19/2023	34,432

		559,688

	Wirelines – 0.5%
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	221,626
200,000	Verizon Communications, Inc., 5.150%, 9/15/2023	229,297

		450,923

	Total Non-Convertible Bonds
	(Identified Cost $89,964,964)	91,019,687

Municipals – 0.3%

	New Jersey – 0.3%
310,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017 (Identified Cost $310,000)	310,295

	Total Bonds and Notes
	(Identified Cost $90,274,964)	91,329,982

Short-Term Investments – 3.6%
3,395,751	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $3,395,751 on 4/01/2015 collateralized by $3,095,000 U.S. Treasury Bond, 3.625% due 2/15/2021 valued at $3,466,400 including accrued interest (Note 2 of Notes to Financial Statements).	3,395,751
35,000	U.S. Treasury Bills 0.045%, 5/28/2015(d)(e)	34,998

	Total Short-Term Investments
	(Identified Cost $3,430,748)	3,430,749

	Total Investments – 99.1%
	(Identified Cost $93,705,712)(a)	94,760,731
	Other assets less liabilities—0.9%	831,074

	Net Assets – 100.0%	$95,591,805

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized appreciation on investments based on a cost of $93,944,317 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,224,001
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(407,587)

	Net unrealized appreciation	$816,414

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of this security amounted to $45,313 or less than 0.1% of net assets.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	A portion of this security has been pledged as initial margin for potential futures activity.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $14,110,335 or 14.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	19.0%
Banking	12.6
ABS Car Loan	9.6
Non-Agency Commercial Mortgage-Backed Securities	8.7
Agency Commercial Mortgage-Backed Securities	7.1
Mortgage Related	4.6
ABS Other	3.5
Healthcare	2.1
Midstream	2.0
Other Investments, less than 2% each	26.3
Short-Term Investments	3.6

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 92.8% of Net Assets

Non-Convertible Bonds – 88.5%

	ABS Car Loan – 0.2%
2,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$1,584,509

	ABS Credit Card – 0.1%
759,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	767,208

	ABS Home Equity – 0.0%
80,715	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.270%, 7/25/2035(b)(c)	76,052

	ABS Other – 1.7%
993,722	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,001,803
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,705,930
2,953,906	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)	2,939,431
1,290,000	John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/2019	1,294,764
685,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.650%, 12/15/2021	689,133
185,059	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	185,733
593,838	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	697,049
449,071	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	443,049
1,067,199	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	1,111,373

		11,068,265

	Aerospace & Defense – 0.1%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	714,150

	Airlines – 3.3%
350,806	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	366,593
554,257	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	577,630
5,756,967	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024	6,264,328
106,906	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	112,974

	Airlines – continued
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	885,145
200,441	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	223,491
686,071	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	772,688
2,713,152	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	2,936,986
102,605	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	109,530
936,965	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,086,880
2,296,994	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	2,653,028
1,044,641	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,149,106
2,185,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	2,313,522
533,077	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	630,364
1,024,328	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,096,031

		21,178,296

	Automotive – 0.6%
840,000	Cummins, Inc., 5.650%, 3/01/2098	987,149
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,500,074

		3,487,223

	Banking – 13.3%
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	83,620
2,027,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,360,654
2,505,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	737,792
130,000	Bank of America Corp., 5.420%, 3/15/2017	138,852
800,000	Bank of America Corp., 5.490%, 3/15/2019	885,384
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	691,906
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	412,937
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	905,239
2,100,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	1,905,909
3,305,000	Capital One NA, 2.400%, 9/05/2019	3,316,951

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	$802,520
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	88,807
140,000	Citigroup, Inc., 5.875%, 2/22/2033	162,928
1,909,000	Citigroup, Inc., 6.125%, 8/25/2036	2,311,799
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,760,653
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	252,207
815,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	877,092
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,386,647
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,110,603
4,270,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,606,736
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	748,939
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,482,930
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,260,829
300,000	JPMorgan Chase & Co., EMTN, 1.063%, 5/30/2017, (GBP)(b)	440,570
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	394,057
4,988,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,073,843
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,581,301
100,000	Morgan Stanley, 0.733%, 10/15/2015(b)	100,142
2,501,000	Morgan Stanley, 2.125%, 4/25/2018	2,528,468
665,000	Morgan Stanley, 2.500%, 1/24/2019	677,301
615,000	Morgan Stanley, 3.750%, 2/25/2023	644,113
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,273,641
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,594,428
840,000	Morgan Stanley, 5.750%, 1/25/2021	980,560
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,270,136
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,204,719
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,235,940
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,734,516
400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	306,610
455,000	Morgan Stanley, Series F, MTN, 0.707%, 10/18/2016(b)	454,447
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	451,603

	Banking – continued
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,006,670
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	3,034,829
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	56,558
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	375,238
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	84,281
200,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	206,501
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	648,339
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	115,196
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	313,454
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,526,601
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,342,700
200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	220,305

		84,169,001

	Brokerage – 0.8%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,345,487
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	933,299
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	471,960
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	90,458

		4,841,204

	Building Materials – 1.1%
892,000	Masco Corp., 4.800%, 6/15/2015	899,198
554,000	Masco Corp., 5.850%, 3/15/2017	591,395
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,371,427
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,080,700
285,000	Masco Corp., 7.750%, 8/01/2029	330,600
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	580,815
11,000	Owens Corning, 6.500%, 12/01/2016	11,827
1,712,000	Owens Corning, 7.000%, 12/01/2036	2,097,119

		6,963,081

	Chemicals – 0.5%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,976,281
140,000	Methanex Corp., 5.250%, 3/01/2022	151,696

		3,127,977

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	589,381

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$8,633	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	$9,372

		598,753

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	535,256

	Diversified Manufacturing – 0.1%
592,000	Snap-on, Inc., 6.700%, 3/01/2019	692,027

	Electric – 2.9%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	1,041,450
956,747	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	1,007,129
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	501,424
421,000	Commonwealth Edison Co., 4.700%, 4/15/2015	421,429
1,800,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	1,863,000
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,743,758
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	660,125
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	935,489
759,000	Endesa S.A., 7.875%, 2/01/2027	1,001,815
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	763,953
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,988,219
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	691,787
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,629,519

		18,249,097

	Finance Companies – 5.5%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,354,145
620,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	482,984
65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	66,949
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	9,701,882
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	276,371
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	461,335
286,000	General Electric Capital Corp., Series A, MTN, 0.553%, 5/13/2024(b)	268,107
4,289,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	3,247,906
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,450
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	920,115
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	21,090

	Finance Companies – continued
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,272,400
490,000	Navient LLC, 4.875%, 6/17/2019	488,775
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,092,892
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	130,935
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	162,180
1,382,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,458,010
182,000	Navient LLC, Series A, MTN, 5.000%, 4/15/2015	182,000
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	804,831
1,066,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	1,183,260
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	604,126
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,666,590
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	687,375
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,041,285

		34,605,993

	Government Guaranteed – 0.9%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	613,779
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,337,546
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	593,809

		5,545,134

	Government Owned – No Guarantee – 1.1%
1,947,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	2,258,890
3,250,000	DP World Ltd., 6.850%, 7/02/2037, 144A	3,679,292
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	838,500
455,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	368,505

		7,145,187

	Health Insurance – 0.0%
15,000	CIGNA Corp., 7.875%, 5/15/2027	20,835

	Healthcare – 1.4%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	747,006
4,388,000	HCA, Inc., 5.250%, 4/15/2025	4,739,040
42,000	HCA, Inc., 5.875%, 3/15/2022	46,502
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,513,160
76,000	HCA, Inc., 7.050%, 12/01/2027	80,940
144,000	HCA, Inc., 7.190%, 11/15/2015	148,574
57,000	HCA, Inc., 7.500%, 12/15/2023	64,766
133,000	HCA, Inc., 7.690%, 6/15/2025	150,290
232,000	HCA, Inc., 8.360%, 4/15/2024	273,760
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,960

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$251,720

		9,024,718

	Home Construction – 0.6%
2,536,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,523,320
1,105,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,143,675

		3,666,995

	Hybrid ARMs – 0.0%
30,531	FNMA, 1.910%, 2/01/2037(b)	32,181
44,944	FNMA, 2.381%, 9/01/2036(b)	48,264

		80,445

	Independent Energy – 1.2%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,009,156
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	47,495
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	43,890
495,000	Continental Resources, Inc., 3.800%, 6/01/2024	456,261
35,000	Continental Resources, Inc., 4.500%, 4/15/2023	33,969
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,720,157
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,821,650
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,369,680

		7,502,258

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	549,474

	Life Insurance – 1.8%
50,000	American International Group, Inc., 4.125%, 2/15/2024	54,126
71,000	American International Group, Inc., 4.875%, 6/01/2022	80,688
100,000	American International Group, Inc., 6.250%, 3/15/2087	113,966
138,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	195,691
175,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	195,499
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,100,484
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,077,696
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,308,050
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,271,573

		11,397,773

	Local Authorities – 1.7%
3,519,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	2,657,512

	Local Authorities – continued
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,934,203
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,889,093
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,470,123
70,043	Province of Alberta, 5.930%, 9/16/2016, (CAD)	57,997
900,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	684,001

		10,692,929

	Lodging – 0.2%
1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,200,251

	Media Entertainment – 0.2%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	271,235
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,041,249

		1,312,484

	Metals & Mining – 1.1%
319,000	ArcelorMittal, 7.000%, 2/25/2022	349,305
1,750,000	ArcelorMittal, 7.500%, 3/01/2041	1,820,000
387,000	ArcelorMittal, 7.750%, 10/15/2039	406,350
1,717,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	1,822,166
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,571,000
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	999,439

		6,968,260

	Midstream – 2.0%
159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	147,197
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	181,611
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	667,171
213,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	212,201
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,823,050
8,225,000	ONEOK Partners LP, 4.900%, 3/15/2025	8,322,244
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	661,182
500,000	Williams Partners LP, 3.350%, 8/15/2022	483,185

		12,497,841

	Mortgage Related – 0.0%
1,106	FHLMC, 10.000%, with various maturities in 2018(f)	1,207
2,608	FNMA, 6.000%, 12/01/2018	2,970
3,457	GNMA, 10.000%, 5/15/2018	3,521

		7,698

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 2.8%
$99,482	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.179%, 9/10/2047(b)	$100,617
413,811	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	431,879
256,158	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	268,702
308,978	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.708%, 6/11/2040(b)	333,209
800,914	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	843,200
1,655,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV2, 2.522%, 10/15/2031, 144A(b)(d)	1,656,490
580,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.122%, 10/15/2031, 144A(b)(d)	580,528
505,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.322%, 10/15/2031, 144A(b)(d)	506,374
1,967,055	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.704%, 6/15/2039(b)	2,104,554
1,071,919	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.903%, 9/15/2039(b)	1,147,943
520,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	558,490
1,138,741	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,227,247
238,811	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)	257,893
627,892	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	502,244
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.775%, 6/15/2049(b)	884,829
999,459	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,059,653
20,709	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	20,731
275,401	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.822%, 6/15/2038(b)	286,924

	Non-Agency Commercial Mortgage-Backed Securities – continued
296,073	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	310,868
171,265	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.868%, 6/12/2046(b)	177,601
163,469	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	163,634
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.686%, 4/15/2049(b)	203,525
544,978	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.270%, 1/11/2043(b)	605,604
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	322,557
3,515,000	West Edmonton Mall Property, Inc., 4.309%, 2/13/2024, (CAD)	3,056,750
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.553%, 3/15/2044, 144A(b)	103,738

		17,715,784

	Oil Field Services – 0.1%
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	922,271

	Paper – 0.3%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,517,550
175,000	Mead Corp. (The), 7.550%, 3/01/2047(d)	224,566
133,000	Westvaco Corp., 8.200%, 1/15/2030	187,841

		1,929,957

	Property & Casualty Insurance – 0.8%
87,000	MBIA Insurance Corp., 11.513%, 1/15/2033, 144A(b)(g)	47,197
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,741,106
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	180,463
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,906,362
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,491,933

		5,367,061

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	140,363

	Real Estate Operations/Development – 0.1%
596,000	ProLogis LP, 7.375%, 10/30/2019	718,007

	REITs – Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	65,823
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	943,100

		1,008,923

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	REITs – Shopping Centers – 0.1%
$759,000	Equity One, Inc., 6.000%, 9/15/2017	$829,538

	REITs – Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	125,536
270,000	Realty Income Corp., 6.750%, 8/15/2019	317,806

		443,342

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	487,121

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	47,850

	Sovereigns – 0.4%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,805,140

	Supermarkets – 0.4%
171,000	Delhaize Group S.A., 5.700%, 10/01/2040	188,971
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	180,255
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	966,150
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	85,695
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,094,890

		2,515,961

	Supranational – 0.5%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,630,780
2,605,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	780,386

		3,411,166

	Technology – 1.2%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,520,381
2,695,000	Ingram Micro, Inc., 5.250%, 9/01/2017	2,897,780
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,075,551
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	42,382
247,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	319,138

		7,855,232

	Tobacco – 0.1%
558,000	Reynolds American, Inc., 6.750%, 6/15/2017	619,214

	Transportation Services – 0.3%
76,000	APL Ltd., 8.000%, 1/15/2024(d)	65,360
731,644	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	744,448

	Transportation Services – continued
717,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	920,922

		1,730,730

	Treasuries – 33.8%
26,800,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	22,148,643
8,301,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	6,574,735
99,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	80,632
30,366,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	24,359,451
759,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	623,374
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,900,346
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,928,031
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,515,299
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,386,092
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	9,918,940
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,338,959
28,844,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	3,834,433
30,112,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	3,752,029
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,217,700
62,675,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	335,712
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	278,797
87,450,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	499,599
6,300,100	U.S. Treasury Note, 0.250%, 10/15/2015	6,303,055
10,377,700	U.S. Treasury Note, 0.250%, 12/15/2015	10,380,128
10,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	9,999,220
20,489,700	U.S. Treasury Note, 0.375%, 11/15/2015	20,510,518
16,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	16,015,008
15,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	15,008,205
50,000,000	U.S. Treasury Note, 0.625%, 12/31/2016	50,121,100

		214,030,006

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	671,732

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$178,000	Sprint Capital Corp., 6.875%, 11/15/2028	$163,315
51,000	Sprint Capital Corp., 6.900%, 5/01/2019	52,721
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	290,232
40,000	Sprint Communications, Inc., 6.000%, 11/15/2022	38,000

		1,216,000

	Wirelines – 4.3%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,933,172
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,590,419
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,687,167
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,350,596
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	193,440
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,760,901
926,000	Embarq Corp., 7.995%, 6/01/2036	1,101,107
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	237,020
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	110,180
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	414,200
2,183,000	Qwest Corp., 6.875%, 9/15/2033	2,190,713
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,473,377
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	165,061
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	522,671
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,778,466
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	729,714
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,518,697
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,162,140
209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	239,570

		27,158,611

	Total Non-Convertible Bonds
	(Identified Cost $546,164,698)	561,222,651

Convertible Bonds – 3.5%

	Energy – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,363,412
524,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	525,310

		1,888,722

	Property & Casualty Insurance – 1.3%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,058,220

	Retailers – 0.4%
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	2,523,475

	Technology – 1.5%
3,568,000	Intel Corp., 3.250%, 8/01/2039	5,632,980
2,661,000	Intel Corp., 3.482%, 12/15/2035(b)	3,309,618
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	528,379

		9,470,977

	Total Convertible Bonds
	(Identified Cost $17,585,488)	21,941,394

Municipals – 0.8%
	Illinois – 0.4%
840,000	State of Illinois, 5.100%, 6/01/2033	849,660
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,679,971

		2,529,631

	Michigan – 0.1%
735,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	645,918

	Ohio – 0.1%
450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	368,982

	Virginia – 0.2%
2,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,558,699

	Total Municipals
	(Identified Cost $5,564,738)	5,103,230

	Total Bonds and Notes
	(Identified Cost $569,314,924)	588,267,275

Senior Loans – 0.5%
	Cable Satellite – 0.2%
1,100,358	CSC Holdings, Inc., New Term Loan B, 2.678%, 4/17/2020(b)	1,094,857

	Finance Companies – 0.3%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	1,878,922

	Total Senior Loans
	(Identified Cost $2,975,266)	2,973,779

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – 3.9%

	Automobiles – 0.2%
91,715	Ford Motor Co.	$1,480,280

	Chemicals – 0.6%
17,386	PPG Industries, Inc.	3,921,238

	Electronic Equipment, Instruments & Components – 2.6%
721,200	Corning, Inc.	16,356,816

	Oil, Gas & Consumable Fuels – 0.5%
64,896	Repsol YPF S.A., Sponsored ADR	1,209,013
26,419	Royal Dutch Shell PLC, ADR	1,575,893

		2,784,906

	Total Common Stocks
	(Identified Cost $14,620,716)	24,543,240

Preferred Stocks – 0.6%

Convertible Preferred Stocks – 0.6%

	Banking – 0.1%
714	Bank of America Corp., Series L, 7.250%	826,098

	Energy – 0.2%
4,353	Chesapeake Energy Corp., 5.000%	387,417
15,775	El Paso Energy Capital Trust I, 4.750%	946,500

		1,333,917

	Metals & Mining – 0.3%
21,575	Alcoa, Inc., Series 1, 5.375%	945,848
53,705	ArcelorMittal, 6.000%	806,649

		1,752,497

	Total Convertible Preferred Stocks
	(Identified Cost $3,846,286)	3,912,512

Non-Convertible Preferred Stocks – 0.0%

	Banking – 0.0%
61	Ally Financial, Inc., Series G, 7.000%, 144A	62,306

	Electric – 0.0%
213	Connecticut Light & Power Co., 2.200%	10,164
2,360	Union Electric Co., 4.500%	222,312

		232,476

	Total Non-Convertible Preferred Stocks
	(Identified Cost $146,389)	294,782

	Total Preferred Stocks
	(Identified Cost $3,992,675)	4,207,294

Short-Term Investments – 1.3%
$8,158,027	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $8,158,029 on 4/01/2015 collateralized by $7,925,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $8,321,250 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,158,027)	$8,158,027

	Total Investments – 99.1%
	(Identified Cost $599,061,608)(a)	628,149,615
	Other assets less liabilities—0.9%	5,962,104

	Net Assets – 100.0%	$634,111,719

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $601,428,750 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$56,491,505
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(29,770,640)

	Net unrealized appreciation	$26,720,865

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $820,500 or 0.1% of net assets.
(d)	Illiquid security. At March 31, 2015, the value of these securities amounted to $6,201,919 or 1.0% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $70,943,583 or 11.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	33.8%
Banking	13.4
Finance Companies	5.8
Wirelines	4.3
Airlines	3.3
Electric	2.9
Non-Agency Commercial Mortgage-Backed Securities	2.8
Technology	2.7
Electronic Equipment, Instruments & Components	2.6
Local Authorities	2.1
Property & Casualty Insurance	2.1
Midstream	2.0
Other Investments, less than 2% each	20.0
Short-Term Investments	1.3

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	74.8%
Canadian Dollar	11.3
New Zealand Dollar	3.8
Mexican Peso	3.6
Other, less than 2% each	5.6

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

57  |

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$1,352,211,432	$2,254,084,865	$29,655,563
Net unrealized appreciation (depreciation)	51,667,983	(152,062,991)	(27,686)

Investments at value	1,403,879,415	2,102,021,874	29,627,877
Cash	123,297	—	—
Due from brokers (Note 2)	—	490,000	—
Foreign currency at value (identified cost $176,995, $44,982,123 and $0, respectively)	176,762	43,932,708	—
Receivable for Fund shares sold	—	5,079,269	281,423
Receivable from investment adviser (Note 6)	—	—	9,196
Receivable for securities sold	1,438,446	93,448	—
Receivable for delayed delivery securities sold (Note 2)	—	130,934,739	—
Collateral received for delayed delivery securities and open forward foreign currency contracts (Notes 2 and 4)	—	2,326,000	—
Dividends and interest receivable	17,892,531	18,326,892	60,498
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	3,202,136	—
Tax reclaims receivable	41,121	109,259	—

TOTAL ASSETS	1,423,551,572	2,306,516,325	29,978,994

LIABILITIES
Payable for securities purchased	84,993	4,766,326	165,680
Payable for delayed delivery securities purchased (Note 2)	—	229,446,467	—
Payable for Fund shares redeemed	500,000	2,780,017	550
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	2,258,183	—
Foreign taxes payable (Note 2)	67,118	13,956	—
Due to brokers (Note 2)	—	2,326,000	—
Payable for variation margin on futures contracts (Note 2)	—	280,980	406
Management fees payable (Note 6)	606,275	908,570	—
Deferred Trustees’ fees (Note 6)	145,946	239,190	76,876
Administrative fees payable (Note 6)	51,408	74,787	1,075
Payable to distributor (Note 6d)	—	35,781	163
Other accounts payable and accrued expenses	58,443	228,188	31,349

TOTAL LIABILITIES	1,514,183	243,358,445	276,099

NET ASSETS	$1,422,037,389	$2,063,157,880	$29,702,895

NET ASSETS CONSIST OF:
Paid-in capital	$1,354,509,215	$2,228,215,362	$31,608,673
Undistributed (Distributions in excess of) net investment income	10,088,509	3,593,261	(155,166)
Accumulated net realized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	6,134,645	(14,667,326)	(1,721,391)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	51,305,020	(153,983,417)	(29,221)

NET ASSETS	$1,422,037,389	$2,063,157,880	$29,702,895

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,422,037,389	$1,472,019,365	$23,423,591

Shares of beneficial interest	103,017,082	95,777,934	2,238,781

Net asset value, offering and redemption price per share	$13.80	$15.37	$10.46

Retail Class:
Net assets	$—	$562,892,372	$6,279,304

Shares of beneficial interest	—	37,026,729	602,281

Net asset value, offering and redemption price per share	$—	$15.20	$10.43

Class N shares:
Net assets	$—	$28,246,143	$—

Shares of beneficial interest	—	1,837,440	—

Net asset value, offering and redemption price per share	$—	$15.37	$—

See accompanying notes to financial statements.

|  58

Statements of Assets and Liabilities – continued

March 31, 2015 (Unaudited)

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$585,874,337	$93,705,712	$599,061,608
Net unrealized appreciation	51,377,236	1,055,019	29,088,007

Investments at value	637,251,573	94,760,731	628,149,615
Cash	30,896	—	21,861
Foreign currency at value (identified cost $23,378, $0 and $41,122, respectively)	23,254	—	40,908
Receivable for Fund shares sold	2,192	303,308	—
Receivable for securities sold	180,000	782,958	255,716
Dividends and interest receivable	9,131,677	370,946	6,186,618
Tax reclaims receivable	16,795	498	10,082

TOTAL ASSETS	646,636,387	96,218,441	634,664,800

LIABILITIES
Payable for securities purchased	684,233	486,474	160,234
Payable for Fund shares redeemed	—	3,929	—
Foreign taxes payable (Note 2)	62,311	—	—
Management fees payable (Note 6)	329,742	14,325	218,378
Deferred Trustees’ fees (Note 6)	103,475	80,244	110,325
Administrative fees payable (Note 6)	23,300	3,282	23,146
Payable to distributor (Note 6d)	65	111	—
Other accounts payable and accrued expenses	49,138	38,271	40,998

TOTAL LIABILITIES	1,252,264	626,636	553,081

NET ASSETS	$645,384,123	$95,591,805	$634,111,719

NET ASSETS CONSIST OF:
Paid-in capital	$581,808,607	$94,558,323	$607,850,652
Undistributed (Distributions in excess of) net investment income	2,048,784	(172,857)	(1,976,432)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	10,274,281	151,320	(725,771)
Net unrealized appreciation on investments and foreign currency translations	51,252,451	1,055,019	28,963,270

NET ASSETS	$645,384,123	$95,591,805	$634,111,719

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$645,384,123	$89,140,137	$634,111,719

Shares of beneficial interest	88,411,056	8,476,545	51,097,328

Net asset value, offering and redemption price per share	$7.30	$10.52	$12.41

Retail Class:
Net assets	$—	$6,451,668	$—

Shares of beneficial interest	—	613,245	—

Net asset value, offering and redemption price per share	$—	$10.52	$—

See accompanying notes to financial statements.

59  |

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$33,090,547	$29,939,795	$4,475 (a)
Dividends	2,116,950	638,775	3,938
Less net foreign taxes withheld	(66,547)	(164,570)	—

	35,140,950	30,414,000	8,413

Expenses
Management fees (Note 6)	3,592,618	5,936,734	38,949
Distribution fees (Note 6)	—	789,431	9,287
Administrative fees (Note 6)	306,561	465,698	6,648
Trustees’ fees and expenses (Note 6)	17,687	23,422	7,829
Transfer agent fees and expenses (Notes 6 and 7)	3,152	1,671,479	15,711
Audit and tax services fees	27,921	27,012	22,869
Custodian fees and expenses	56,879	115,381	5,201
Legal fees	6,501	10,094	144
Registration fees	48,171	53,064	24,992
Shareholder reporting expenses	3,335	152,307	2,300
Miscellaneous expenses	18,228	27,935	4,554

Total expenses	4,081,053	9,272,557	138,484
Less waiver and/or expense reimbursement (Note 6)	—	(313,760)	(66,868)

Net expenses	4,081,053	8,958,797	71,616

Net investment income (loss)	31,059,897	21,455,203	(63,203)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	10,272,907	(4,189,246)	(536,264)
Futures contracts	—	(2,664,267)	(4,640)
Swaptions written	—	—	257,280
Foreign currency transactions	(541,909)	5,492,305	—
Net change in unrealized appreciation (depreciation) on:
Investments	(60,401,972)	(82,394,606)	783,503
Futures contracts	—	(1,877,830)	(2,156)
Swaptions written	—	—	(126,400)
Foreign currency translations	(101,292)	(2,775,057)	—

Net realized and unrealized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	(50,772,266)	(88,408,701)	371,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,712,369)	$(66,953,498)	$308,120

(a)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of $13,369. See Note 2b of Notes to Financial Statements.

See accompanying notes to financial statements.

|  60

Statements of Operations – continued

For the Six Months Ended March 31, 2015 (Unaudited)

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$18,530,025	$1,033,161	$11,687,827
Dividends	1,437,621	—	540,202
Less net foreign taxes withheld	(41,724)	(79)	(13,607)

	19,925,922	1,033,082	12,214,422

Expenses
Management fees (Note 6)	1,991,191	102,948	1,281,738
Distribution fees (Note 6)	—	7,495	—
Administrative fees (Note 6)	141,604	17,564	136,707
Trustees’ fees and expenses (Note 6)	12,354	8,120	12,006
Transfer agent fees and expenses (Notes 6 and 7)	6,247	5,540	1,913
Audit and tax services fees	25,885	25,622	27,656
Custodian fees and expenses	34,268	8,532	23,472
Legal fees	3,041	362	2,894
Registration fees	18,518	21,878	27,954
Shareholder reporting expenses	2,482	1,372	2,010
Miscellaneous expenses	12,643	4,914	10,901

Total expenses	2,248,233	204,347	1,527,251
Less waiver and/or expense reimbursement (Note 6)	—	(32,136)	—

Net expenses	2,248,233	172,211	1,527,251

Net investment income	17,677,689	860,871	10,687,171

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	11,351,251	506,208	1,715,891
Futures contracts	—	(12,112)	—
Foreign currency transactions	(190,181)	—	(236,963)
Net change in unrealized appreciation (depreciation) on:
Investments	(32,699,774)	613,257	(12,612,766)
Futures contracts	—	(2,175)	—
Foreign currency translations	5,868	—	(54,250)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(21,532,836)	1,105,178	(11,188,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,855,147)	$1,966,049	$(500,917)

See accompanying notes to financial statements.

61  |

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$31,059,897	$56,410,540	$21,455,203	$47,171,115
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	9,730,998	57,377,818	(1,361,208)	27,086,229
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(60,503,264)	(11,626,816)	(87,047,493)	(35,717,450)

Net increase (decrease) in net assets resulting from operations	(19,712,369)	102,161,542	(66,953,498)	38,539,894

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(62,823,544)	(60,850,003)	(13,369,024)	(50,183,652)
Retail Class	—	—	(5,236,847)	(21,566,153)
Class N	—	—	(249,121)	(840,394)
Net realized capital gains
Institutional Class	(52,933,321)	(16,386,995)	(14,810,093)	(18,256,458)
Retail Class	—	—	(6,158,675)	(8,553,211)
Class N	—	—	(266,282)	(275,614)

Total distributions	(115,756,865)	(77,236,998)	(40,090,042)	(99,675,482)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	153,580,104	186,974,100	(94,056,068)	(142,594,707)

Net increase (decrease) in net assets	18,110,870	211,898,644	(201,099,608)	(203,730,295)
NET ASSETS
Beginning of the period	1,403,926,519	1,192,027,875	2,264,257,488	2,467,987,783

End of the period	$1,422,037,389	$1,403,926,519	$2,063,157,880	$2,264,257,488

UNDISTRIBUTED NET INVESTMENT INCOME	$10,088,509	$41,852,156	$3,593,261	$993,050

See accompanying notes to financial statements.

|  62

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income (loss)	$(63,203)	$398,181	$17,677,689	$35,837,512
Net realized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	(283,624)	(1,010,939)	11,161,070	29,177,011
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaptions written and foreign currency translations	654,947	558,878	(32,693,906)	7,905,798

Net increase (decrease) in net assets resulting from operations	308,120	(53,880)	(3,855,147)	72,920,321

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(15,561)	(484,657)	(35,993,409)	(40,486,475)
Retail Class	—	(122,553)	—	—
Net realized capital gains
Institutional Class	—	(248,813)	(30,161,602)	(32,983,463)
Retail Class	—	(59,396)	—	—

Total distributions	(15,561)	(915,419)	(66,155,011)	(73,469,938)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(769,611)	9,216,462	22,061,507	29,016,447

Net increase (decrease) in net assets	(477,052)	8,247,163	(47,948,651)	28,466,830
NET ASSETS
Beginning of the period	30,179,947	21,932,784	693,332,774	664,865,944

End of the period	$29,702,895	$30,179,947	$645,384,123	$693,332,774

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(155,166)	$(76,402)	$2,048,784	$20,364,504

See accompanying notes to financial statements.

63  |

Statements of Changes in Net Assets – continued

	Intermediate Duration Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$860,871	$1,473,260	$10,687,171	$22,119,541
Net realized gain on investments, futures contracts and foreign currency transactions	494,096	797,228	1,478,928	23,306,682
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	611,082	(96,368)	(12,667,016)	(12,932,815)

Net increase (decrease) in net assets resulting from operations	1,966,049	2,174,120	(500,917)	32,493,408

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(903,834)	(1,532,356)	(15,056,333)	(24,657,698)
Retail Class	(61,613)	(133,174)	—	—
Net realized capital gains
Institutional Class	(35,990)	(164,823)	(5,521,716)	(7,274,910)
Retail Class	(2,801)	(18,111)	—	—

Total distributions	(1,004,238)	(1,848,464)	(20,578,049)	(31,932,608)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	21,940,597	338,480	43,583,788	(128,840,145)

Net increase (decrease) in net assets	22,902,408	664,136	22,504,822	(128,279,345)
NET ASSETS
Beginning of the period	72,689,397	72,025,261	611,606,897	739,886,242

End of the period	$95,591,805	$72,689,397	$634,111,719	$611,606,897

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(172,857)	$(68,281)	$(1,976,432)	$2,392,730

See accompanying notes to financial statements.

|  64

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund — Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$15.22		$14.97	$14.83	$13.69	$14.12	$12.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.65	0.69	0.72	0.73	0.77
Net realized and unrealized gain (loss)	(0.53)		0.57	0.27	1.31	(0.32)	1.14

Total from Investment Operations	(0.22)		1.22	0.96	2.03	0.41	1.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)		(0.76)	(0.74)	(0.84)	(0.84)	(0.73)
Net realized capital gains	(0.55)		(0.21)	(0.08)	(0.05)	—	—

Total Distributions	(1.20)		(0.97)	(0.82)	(0.89)	(0.84)	(0.73)

Net asset value, end of the period	$13.80		$15.22	$14.97	$14.83	$13.69	$14.12

Total return	(1.38	)%(b)	8.51%	6.71%	15.79%	3.01%	15.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,422,037		$1,403,927	$1,192,028	$1,134,935	$881,269	$806,138
Net expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.58%	0.58%
Gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.58%	0.58%
Net investment income	4.32	%(c)	4.31%	4.64%	5.10%	5.14%	5.83%
Portfolio turnover rate	4%		26%	18%	17%	26%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Global Bond Fund — Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$16.13		$16.56		$17.36		$16.52	$16.99	$16.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.34		0.33		0.44	0.53	0.55
Net realized and unrealized gain (loss)	(0.63)		(0.08)		(0.70)		1.05	(0.28)	0.92

Total from Investment Operations	(0.47)		0.26		(0.37)		1.49	0.25	1.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.51)		(0.43)		(0.65)	(0.72)	(0.57)
Net realized capital gains	(0.15)		(0.18)		—		—	—	—

Total Distributions	(0.29)		(0.69)		(0.43)		(0.65)	(0.72)	(0.57)

Net asset value, end of the period	$15.37		$16.13		$16.56		$17.36	$16.52	$16.99

Total return	(2.97	)%(b)(c)	1.57	%(b)	(2.14	)%(b)	9.45%	1.23%	9.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,472,019		$1,553,641		$1,669,103		$1,629,719	$1,353,993	$1,285,095
Net expenses	0.75	%(d)(e)	0.75	%(d)	0.75	%(d)	0.72%	0.67%	0.66%
Gross expenses	0.78	%(e)	0.77%		0.78%		0.72%	0.67%	0.66%
Net investment income	2.04	%(e)	2.03%		1.96%		2.64%	3.15%	3.41%
Portfolio turnover rate	62%		143%		185	%(f)	102%	84%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

65  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund — Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$15.97		$16.40	$17.20		$16.37	$16.84	$15.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.29	0.29		0.40	0.48	0.49
Net realized and unrealized gain (loss)	(0.63)		(0.07)	(0.70)		1.04	(0.28)	0.91

Total from Investment Operations	(0.49)		0.22	(0.41)		1.44	0.20	1.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.47)	(0.39)		(0.61)	(0.67)	(0.52)
Net realized capital gains	(0.15)		(0.18)	—		—	—	—

Total Distributions	(0.28)		(0.65)	(0.39)		(0.61)	(0.67)	(0.52)

Net asset value, end of the period	$15.20		$15.97	$16.40		$17.20	$16.37	$16.84

Total return	(3.13	)%(b)(c)	1.35%	(2.39)%		9.20%	0.94%	9.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$562,892		$682,624	$798,335		$995,211	$978,241	$1,026,809
Net expenses	1.00	%(d)(e)	0.98%	0.98%		0.97%	0.97%	1.00	%(f)
Gross expenses	1.03	%(d)	0.98%	0.98%		0.97%	0.97%	1.00	%(f)
Net investment income	1.78	%(d)	1.80%	1.72%		2.43%	2.84%	3.08%
Portfolio turnover rate	62%		143%	185	%(g)	102%	84%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

	Global Bond Fund — Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$16.13		$16.56		$17.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.36		0.22
Net realized and unrealized gain (loss)	(0.64)		(0.08)		(0.56)

Total from Investment Operations	(0.47)		0.28		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.53)		(0.28)
Net realized capital gains	(0.15)		(0.18)		—

Total Distributions	(0.29)		(0.71)		(0.28)

Net asset value, end of the period	$15.37		$16.13		$16.56

Total return	(2.94	)%(b)	1.70%		(1.97	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,246		$27,993		$550
Net expenses	0.63	%(d)	0.63	%(e)	0.70	%(d)(f)
Gross expenses	0.63	%(d)	0.63	%(e)	0.83	%(d)
Net investment income	2.16	%(d)	2.16%		2.01	%(d)
Portfolio turnover rate	62%		143%		185%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  66

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund — Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$10.33		$10.64		$12.18		$11.58		$11.10	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02	)(b)	0.15		0.09		0.11	(c)	0.46	0.31
Net realized and unrealized gain (loss)	0.16		(0.16)		(0.74)		0.92		0.55	0.67

Total from Investment Operations	0.14		(0.01)		(0.65)		1.03		1.01	0.98

Less Distributions From:
Net investment income	(0.01)		(0.20)		(0.19)		(0.28)		(0.53)	(0.34)
Net realized capital gains	—		(0.10)		(0.70)		(0.15)		—	—

Total Distributions	(0.01)		(0.30)		(0.89)		(0.43)		(0.53)	(0.34)

Net asset value, end of the period	$10.46		$10.33		$10.64		$12.18		$11.58	$11.10

Total return(d)	1.33	%(e)	(0.02)%		(5.70)%		9.01%		9.36%	9.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$23,424		$24,480		$18,434		$23,771		$33,880	$13,240
Net expenses(f)	0.40	%(g)	0.40%		0.40%		0.40%		0.40%	0.40%
Gross expenses	0.83	%(g)	0.91%		0.91%		0.85%		1.08%	1.22%
Net investment income (loss)	(0.43	)%(b)(g)	1.41%		0.75	%(c)	0.95	%(c)	4.04%	2.88%
Portfolio turnover rate	59%		206	%(h)	56%		166	%(i)	20%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of less than $0.01 per share and 0.09% of average net assets. See Note 2b of Notes to Financial Statements.
(c)	Net investment income is low relative to past years due to lower inflation and a low interest rate/yield environment.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.
(i)	The variation in the Fund’s turnover rate from 2011 to 2012 was primarily due to a change in the portfolio management team, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

67  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund — Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011	Period Ended September 30, 2010*
Net asset value, beginning of the period	$10.31		$10.61		$12.15		$11.56		$11.09	$10.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02	)(b)	0.14		(0.05)		0.04	(c)	0.35	0.04
Net realized and unrealized gain (loss)	0.14		(0.16)		(0.64)		0.96		0.63	0.44

Total from Investment Operations	0.12		(0.02)		(0.69)		1.00		0.98	0.48

Less Distributions From:
Net investment income	—		(0.18)		(0.15)		(0.26)		(0.51)	(0.10)
Net realized capital gains	—		(0.10)		(0.70)		(0.15)		—	—

Total Distributions	—		(0.28)		(0.85)		(0.41)		(0.51)	(0.10)

Net asset value, end of the period	$10.43		$10.31		$10.61		$12.15		$11.56	$11.09

Total return(d)	1.16	%(e)	(0.15)%		(6.04)%		8.71%		9.14%	4.47	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,279		$5,700		$3,499		$3,169		$1,923	$75
Net expenses(f)	0.65	%(g)	0.65%		0.65%		0.65%		0.65%	0.65	%(g)
Gross expenses	1.07	%(g)	1.19%		1.23%		1.23%		1.31%	2.36	%(g)
Net investment income (loss)	(0.33	)%(b)(g)	1.36%		(0.44	)%(c)	0.35	%(c)	3.09%	1.12	%(g)
Portfolio turnover rate	59%		206	%(h)	56%		166	%(i)	20%	39%

*	From commencement of Class operations on May 28, 2010 through September 30, 2010.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of less than $0.01 per share and 0.09% of average net assets. See Note 2b of Notes to Financial Statements.
(c)	Net investment income is low relative to past years due to lower inflation and a low interest rate/yield environment.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.
(i)	The variation in the Fund’s turnover rate from 2011 to 2012 was primarily due to a change in the portfolio management team, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  68

Financial Highlights – continued

For a share outstanding throughout each period.

	Institutional High Income Fund — Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$8.15		$8.24	$7.74	$7.15	$8.08	$7.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.42	0.46	0.46	0.50	0.54
Net realized and unrealized gain (loss)	(0.26)		0.43	0.57	0.75	(0.51)	0.66

Total from Investment Operations	(0.06)		0.85	1.03	1.21	(0.01)	1.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)		(0.52)	(0.50)	(0.45)	(0.59)	(0.52)
Net realized capital gains	(0.36)		(0.42)	(0.03)	(0.17)	(0.33)	(0.00	)(b)

Total Distributions	(0.79)		(0.94)	(0.53)	(0.62)	(0.92)	(0.52)

Net asset value, end of the period	$7.30		$8.15	$8.24	$7.74	$7.15	$8.08

Total return	(0.47	)%(c)	11.14%	14.17%	18.37%	(0.43)%	17.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$645,384		$693,333	$664,866	$652,767	$429,621	$383,693
Net expenses	0.68	%(d)	0.68%	0.68%	0.68%	0.69%	0.71%
Gross expenses	0.68	%(d)	0.68%	0.68%	0.68%	0.69%	0.71%
Net investment income	5.33	%(d)	5.16%	5.76%	6.30%	6.37%	7.08%
Portfolio turnover rate	8%		29%	28%	21%	25%	21%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

	Intermediate Duration Bond Fund — Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$10.39		$10.33	$10.80	$10.54	$10.57	$9.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24	0.21	0.22	0.30	0.38
Net realized and unrealized gain (loss)	0.15		0.12	(0.24)	0.40	0.04	0.66

Total from Investment Operations	0.26		0.36	(0.03)	0.62	0.34	1.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.27)	(0.27)	(0.28)	(0.37)	(0.42)
Net realized capital gains	(0.01)		(0.03)	(0.17)	(0.08)	—	—

Total Distributions	(0.13)		(0.30)	(0.44)	(0.36)	(0.37)	(0.42)

Net asset value, end of the period	$10.52		$10.39	$10.33	$10.80	$10.54	$10.57

Total return(b)	2.47	%(c)	3.60%	(0.30)%	6.06%	3.26%	10.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$89,140		$66,759	$66,424	$75,588	$58,471	$36,959
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.48	%(e)	0.57%	0.48%	0.51%	0.57%	0.73%
Net investment income	2.11	%(e)	2.31%	1.97%	2.12%	2.83%	3.75%
Portfolio turnover rate	68%		134%	124%	82%	83%	43%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund — Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Period Ended September 30, 2010*
Net asset value, beginning of the period	$10.39		$10.34	$10.80	$10.55	$10.58	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22	0.18	0.20	0.27	0.09
Net realized and unrealized gain (loss)	0.15		0.11	(0.23)	0.39	0.04	0.41

Total from Investment Operations	0.25		0.33	(0.05)	0.59	0.31	0.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.25)	(0.24)	(0.26)	(0.34)	(0.13)
Net realized capital gains	(0.01)		(0.03)	(0.17)	(0.08)	—	—

Total Distributions	(0.12)		(0.28)	(0.41)	(0.34)	(0.34)	(0.13)

Net asset value, end of the period	$10.52		$10.39	$10.34	$10.80	$10.55	$10.58

Total return(b)	2.34	%(c)	3.24%	(0.46)%	5.69%	3.00%	4.89	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,452		$5,931	$5,601	$3,084	$1,704	$82
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65	%(e)
Gross expenses	0.73	%(e)	0.85%	0.79%	0.84%	0.94%	1.61	%(e)
Net investment income	1.86	%(e)	2.07%	1.71%	1.91%	2.60%	2.66	%(e)
Portfolio turnover rate	68%		134%	124%	82%	83%	43%

*	From commencement of Class operations on May 28, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

	Investment Grade Fixed Income Fund — Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$12.82		$12.82	$13.21	$12.52	$13.44	$12.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.46	0.49	0.56	0.65	0.68
Net realized and unrealized gain (loss)	(0.21)		0.21	(0.21)	0.97	(0.17)	1.07

Total from Investment Operations	(0.00	)(b)	0.67	0.28	1.53	0.48	1.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.51)	(0.54)	(0.66)	(0.76)	(0.70)
Net realized capital gains	(0.11)		(0.16)	(0.13)	(0.18)	(0.64)	—

Total Distributions	(0.41)		(0.67)	(0.67)	(0.84)	(1.40)	(0.70)

Net asset value, end of the period	$12.41		$12.82	$12.82	$13.21	$12.52	$13.44

Total return	(0.06	)%(c)	5.36%	2.14%	12.78%	3.82%	14.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$634,112		$611,607	$739,886	$690,693	$452,310	$473,199
Net expenses	0.48	%(d)	0.48%	0.47%	0.48%	0.49%	0.48%
Gross expenses	0.48	%(d)	0.48%	0.47%	0.48%	0.49%	0.48%
Net investment income	3.34	%(d)	3.52%	3.72%	4.44%	5.03%	5.29%
Portfolio turnover rate	9%		23%	25%	19%	17%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund also offer Retail Class shares. In addition, Global Bond Fund offers Class N shares.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution fees and, for Global Bond Fund Institutional Class and Retail Class, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed above) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York

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Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

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When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are

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accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds covers their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

For the six months ended March 31, 2015, no swap agreements were held by the Funds.

h.  Delayed Delivery Commitments. The Funds may purchase securities, including those designated as To Be Announced (“TBAs”) in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to the Funds until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency transactions, defaulted bond adjustments, paydown gains and losses, premium amortization, trust preferred securities adjustments, capital gain distributions from REIT’s, return of capital distributions received, redemption in-kind, inflation-protected securities and contingent payment debt instruments. Permanent book and tax

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basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, defaulted bond interest, trust preferred securities adjustments, return of capital distributions received, contingent payment debt instruments and reversal of bankruptcy income. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distributions. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$62,392,026	$14,844,972	$77,236,998
Global Bond Fund	72,590,199	27,085,283	99,675,482
Inflation Protected Securities Fund	886,646	28,773	915,419
Institutional High Income Fund	41,262,649	32,207,289	73,469,938
Intermediate Duration Bond Fund	1,665,695	182,769	1,848,464
Investment Grade Fixed Income Fund	25,002,629	6,929,979	31,932,608

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2014, capital loss carryforwards were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(410,895)	$—	$(63,908)	$—
Long-term:
No expiration date	—	—	(787,258)	—	—	—

Total capital loss carryforward	$—	$—	$(1,198,153)	$—	$(63,908)	$—

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchase assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Funds’ Schedule of Investments.

l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts, interest rate swaptions and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the

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various broker/dealers. The due to broker balance in the Statement of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts or delayed delivery securities. The due from brokers balance in the Statement of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts or delayed delivery securities. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, none of the Funds had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$382,670	$4,208,351	(b)	$4,591,021
Airlines	—	23,953,397	10,469,901	(c)	34,423,298
Finance Companies	708,551	69,703,453	—		70,412,004
Non-Agency Commercial Mortgage-Backed Securities	—	3,622,091	2,175,120	(c)	5,797,211
Railroads	—	487,372	5,191,309	(c)	5,678,681
Retailers	—	10,704,662	1,254,665	(d)	11,959,327
Transportation Services	—	2,150,000	860,513	(d)	3,010,513
All Other Non-Convertible Bonds(a)	—	1,039,205,914	—		1,039,205,914

Total Non-Convertible Bonds	708,551	1,150,209,559	24,159,859		1,175,077,969

Convertible Bonds(a)	—	79,616,186	—		79,616,186
Municipals(a)	—	11,569,181	—		11,569,181

Total Bonds and Notes	708,551	1,241,394,926	24,159,859		1,266,263,336

Senior Loans(a)	—	11,944,827	—		11,944,827
Preferred Stocks
Convertible Preferred Stocks
Energy	5,763,900	3,063,199	—		8,827,099
REITs—Mortgage	—	664,447	—		664,447
All Other Convertible Preferred Stocks(a)	15,626,181	—	—		15,626,181

Total Convertible Preferred Stocks	21,390,081	3,727,646	—		25,117,727

Non-Convertible Preferred Stocks
Electric	—	716,254	—		716,254
All Other Non-Convertible Preferred Stocks(a)	3,217,612	—	—		3,217,612

Total Non-Convertible Preferred Stocks	3,217,612	716,254	—		3,933,866

Total Preferred Stocks	24,607,693	4,443,900	—		29,051,593

Common Stocks(a)	89,448,531	—	—		89,448,531
Short-Term Investments	—	7,171,128	—		7,171,128

Total	$114,764,775	$1,264,954,781	$24,159,859		$1,403,879,415

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($959,359) or fair valued by the Fund’s adviser ($3,248,992).

(c) Valued using broker-dealer bid prices.

(d) Fair valued by the Fund’s adviser.

A preferred stock valued at $36,744 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price.

Preferred stocks valued at $3,594,311 were transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued at the last sale price. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

77  |

Notes to Financial Statements – continued
March 31, 2015 (Unaudited)

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$561,592,466	$50,392,112	(b)	$611,984,578
All Other Non-Convertible Bonds(a)	—	1,365,285,323	—		1,365,285,323

Total Non-Convertible Bonds	—	1,926,877,789	50,392,112		1,977,269,901

Convertible Bonds(a)	—	1,028,038	—		1,028,038

Total Bonds and Notes	—	1,927,905,827	50,392,112		1,978,297,939

Preferred Stocks(a)	25,382,554	—	—		25,382,554

Short-Term Investments	—	98,341,381	—		98,341,381

Total Investments	25,382,554	2,026,247,208	50,392,112		2,102,021,874

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,202,136	—		3,202,136
Futures Contracts (unrealized appreciation)	320,767	—	—		320,767

Total	$25,703,321	$2,029,449,344	$50,392,112		$2,105,544,777

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,258,183)	$—	$(2,258,183)
Futures Contracts (unrealized depreciation)	(1,033,214)	—	—	(1,033,214)

Total	$(1,033,214)	$(2,258,183)	$—	$(3,291,397)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$28,417,880	$—	$28,417,880
Preferred Stocks(a)	129,234	—	—	129,234
Short-Term Investments	—	1,080,763	—	1,080,763

Total	$129,234	$29,498,643	$—	$29,627,877

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,535)	$—	$—	$(1,535)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

|  78

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$13,821,485	$7,720,020	(b)	$21,541,505
Non-Agency Commercial Mortgage-Backed Securities	—	328,106	1,450,080	(b)	1,778,186
Railroads	—	335,992	2,924,681	(b)	3,260,673
Retailers	—	10,286,187	1,915,075	(c)	12,201,262
Transportation Services	—	6,453,825	1,674,213	(c)	8,128,038
All Other Non-Convertible Bonds(a)	—	391,494,653	—		391,494,653

Total Non-Convertible Bonds	—	422,720,248	15,684,069		438,404,317

Convertible Bonds(a)	—	65,538,992	—		65,538,992
Municipals(a)	—	4,225,721	—		4,225,721

Total Bonds and Notes	—	492,484,961	15,684,069		508,169,030

Loan Participations(a)	—	—	732,011	(b)	732,011
Senior Loans(a)	—	13,040,472	—		13,040,472
Common Stocks(a)	88,648,864	—	—		88,648,864
Preferred Stocks
Convertible Preferred Stocks
Energy	3,252,000	1,427,573	—		4,679,573
All Other Convertible Preferred Stocks(a)	4,981,380	—	—		4,981,380

Total Convertible Preferred Stocks	8,233,380	1,427,573	—		9,660,953

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	233,413	—		233,413
All Other Non-Convertible Preferred Stocks(a)	2,865,687	—	—		2,865,687

Total Non-Convertible Preferred Stocks	2,865,687	233,413	—		3,099,100

Total Preferred Stocks	11,099,067	1,660,986	—		12,760,053

Warrants(d)	—	—	—		—
Short-Term Investments	—	13,901,143	—		13,901,143

Total	$99,747,931	$521,087,562	$16,416,080		$637,251,573

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Fair valued at zero using level 2 inputs.

A preferred stock valued at $9,138 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price.

Preferred stocks valued at $1,094,926 were transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued at the last sale price. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

79  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$8,497,857	$711,776	(b)	$9,209,633
ABS Home Equity	—	758,672	45,313	(c)	803,985
ABS Other	—	2,093,970	1,250,310	(b)	3,344,280
Airlines	—	—	127,142	(b)	127,142
All Other Non-Convertible Bonds(a)	—	77,534,647	—		77,534,647

Total Non-Convertible Bonds	—	88,885,146	2,134,541		91,019,687

Municipals(a)	—	310,295	—		310,295

Total Bonds and Notes	—	89,195,441	2,134,541		91,329,982

Short-Term Investments	—	3,430,749	—		3,430,749

Total	$—	$92,626,190	$2,134,541		$94,760,731

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$76,052	(b)	$76,052
ABS Other	—	6,988,736	4,079,529	(c)	11,068,265
Airlines	—	9,268,454	11,909,842	(c)	21,178,296
Non-Agency Commercial Mortgage-Backed Securities	—	14,972,392	2,743,392	(c)	17,715,784
Transportation Services	—	986,282	744,448	(b)	1,730,730
All Other Non-Convertible Bonds(a)	—	509,453,524	—		509,453,524

Total Non-Convertible Bonds	—	541,669,388	19,553,263		561,222,651

Convertible Bonds(a)	—	21,941,394	—		21,941,394
Municipals(a)	—	5,103,230	—		5,103,230

Total Bonds and Notes	—	568,714,012	19,553,263		588,267,275

Senior Loans(a)	—	2,973,779	—		2,973,779
Common Stocks(a)	24,543,240	—	—		24,543,240
Preferred Stocks
Convertible Preferred Stocks
Energy	946,500	387,417	—		1,333,917
All Other Convertible Preferred Stocks(a)	2,578,595	—	—		2,578,595

Total Convertible Preferred Stocks	3,525,095	387,417	—		3,912,512

Non-Convertible Preferred Stocks
Electric	—	232,476	—		232,476
All Other Non-Convertible Preferred Stocks(a)	62,306	—	—		62,306

Total Non-Convertible Preferred Stocks	62,306	232,476	—		294,782

Total Preferred Stocks	3,587,401	619,893	—		4,207,294

Short-Term Investments	—	8,158,027	—		8,158,027

Total	$28,130,641	$580,465,711	$19,553,263		$628,149,615

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Valued using broker-dealer bid prices.

|  80

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Preferred stocks valued at $651,152 were transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued at the last sale price. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund as an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$2	$(126,264)	$4,381,505	$(46,892)	$—	$—	$4,208,351	$(126,264)
Airlines	11,166,164	—	3,139	69,723	—	(513,255)	—	(255,870)	10,469,901	107,135
Metals & Mining	2,649,200	12,353	526	859,859	—	(3,521,938)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	15,120	2,160,000	—	—	—	2,175,120	15,120
Railroads	—	373,371	—	(3,566,823)	—	—	8,384,761	—	5,191,309	(3,566,823)
Retailers	1,203,038	3,201	—	48,426	—	—	—	—	1,254,665	48,426
Transportation Services	934,527	—	25,744	(26,838)	—	(72,920)	—	—	860,513	(26,838)
Convertible Bonds
Wirelines	3,023	—	(1,196)	975	—	(2,802)	—	—	—	—

Total	$15,955,952	$388,925	$28,215	$(2,725,822)	$6,541,505	$(4,157,807)	$8,384,761	$(255,870)	$24,159,859	$(3,549,244)

A debt security valued at $255,870 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $8,384,761 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
Australia	$4,732,900	$—	$36,005	$(33,839)	$—	$(4,735,066)	$—	$—	$—	$—
Cayman Islands	1,441,270	—	5,899	(6,491)	—	(1,440,678)	—	—	—	—
United States	58,041,992	6,234	151,882	207,168	1,806,024	(3,019,838)	—	(6,801,350)	50,392,112	306,504

Total	$64,216,162	$6,234	$193,786	$166,838	$1,806,024	$(9,195,582)	$—	$(6,801,350)	$50,392,112	$306,504

81  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Debt securities valued at $6,801,350 were transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
Airlines	$11,705,083	$1,063	$15,105	$(115,870)	$—	$(3,885,361)	$—	$—	$7,720,020	$(28,966)
Metals & Mining	4,221,700	23,313	1,048	1,348,480	—	(5,594,541)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	10,080	1,440,000	—	—	—	1,450,080	10,080
Railroads	—	210,347	—	(2,009,475)	—	—	4,723,809	—	2,924,681	(2,009,474)
Retailers	1,836,274	8,758	—	70,043	—	—	—	—	1,915,075	70,043
Transportation Services	1,696,418	—	6,401	(6,730)	—	(21,876)	—	—	1,674,213	—
Convertible Bonds
Wirelines	2,529	—	(1,024)	816	—	(2,321)	—	—	—	—
Loan Participations
ABS Other	755,145	—	(151)	(2,801)	—	(20,182)	—	—	732,011	(2,725)

Total	$20,217,149	$243,481	$21,379	$(705,457)	$1,440,000	$(9,524,281)	$4,723,809	$—	$16,416,080	$(1,961,042)

A debt security valued at $4,723,809 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$781,677	$—	$3	$818	$334,999	$(60,780)	$—	$(344,941)	$711,776	$894
ABS Home Equity	59,427	—	(64)	1,596	—	(15,646)	—	—	45,313	815
ABS Other	1,118,344	—	15	(4,605)	384,878	(150,012)	—	(98,310)	1,250,310	(4,606)
Airlines	139,910	—	(415)	(2,851)	—	(9,502)	—	—	127,142	(1,652)

Total	$2,099,358	$—	$(461)	$(5,042)	$719,877	($235,940)	$—	$(443,251)	$2,134,541	$(4,549)

Debt securities valued at $443,251 were transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

|  82

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$81,101	$—	$113	$897	$—	$(6,059)	$—	$—	$76,052	$614
ABS Other	4,147,971	—	508	23,570	—	(92,520)	—	—	4,079,529	25,958
Airlines	12,747,321	801	8,854	(130,933)	—	(597,799)	—	(118,402)	11,909,842	(45,698)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(44)	2,743,436	—	—	—	2,743,392	(44)
Transportation Services	744,448	—	—	—	—	—	—	—	744,448	—

Total	$17,720,841	$801	$9,475	$(106,510)	$2,743,436	$(696,378)	$—	$(118,402)	$19,553,263	$(19,170)

A debt security valued at $118,402 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Global Bond Fund used during the period include forward foreign currency contracts and futures contracts. Derivative instruments that Inflation Protected Securities Fund used during the period include futures contracts and swaptions. Derivative instruments that Intermediate Duration Bond Fund used during the period include futures contracts.

Inflation Protected Securities Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the six months ended March 31, 2015, the Fund engaged in interest rate swaptions for this purpose.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2015, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the six months ended March 31, 2015, Global Bond Fund, and Intermediate Duration Bond Fund used futures contracts and Inflation Protected Securities Fund used interest rate swaptions to manage duration, Intermediate Duration Bond Fund used futures contracts and Inflation Protected Securities Fund used futures and interest rate swaptions to hedge against changes in interest rates.

83|

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2015, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$3,202,136	$—	$3,202,136
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	320,767	320,767

Total asset derivatives	$3,202,136	$320,767	$3,522,903

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,258,183)	$—	$(2,258,183)
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(1,033,214)	(1,033,214)

Total liability derivatives	$(2,258,183)	$(1,033,214)	$(3,291,397)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2015, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(2,664,267)	$—
Foreign exchange contracts	—	10,825,012

Total	$(2,664,267)	$10,825,012

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(1,877,830)	$—
Foreign exchange contracts	—	(2,722,607)

Total	$(1,877,830)	$(2,722,607)

2 Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not included other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2015, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(1,535)

1 Represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  84

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2015, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Futures contracts	Swaptions written
Interest rate contracts	$(400,650)	$(4,640)	$257,280

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Futures contracts	Swaptions written
Interest rate contracts	$217,859	$(2,156)	$(126,400)

2 Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased swaptions during the period.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2015, as reflected within the Statements of Operations, were as follows:

Net Realized Loss on:	Futures Contracts
Interest rate contracts	$(12,112)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts
Interest rate contracts	$(2,175)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, for Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions, at absolute value, was as follows for the six months ended March 31, 2015:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	31.19%	9.62%
Highest Notional Amount Outstanding	44.00%	11.79%
Lowest Notional Amount Outstanding	24.67%	7.44%
Notional Amount Outstanding as of March 31, 2015	24.67%	10.28%

Inflation Protected Securities Fund		Futures
Average Notional Amount Outstanding		0.76%
Highest Notional Amount Outstanding		0.81%
Lowest Notional Amount Outstanding		0.70%
Notional Amount Outstanding as of March 31, 2015		0.81%

Intermediate Duration Bond Fund		Futures
Average Notional Amount Outstanding		0.14%
Highest Notional Amount Outstanding		0.00%
Lowest Notional Amount Outstanding		0.00%
Notional Amount Outstanding as of March 31, 2015		0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of interest rate swaption activity, as a percentage of net assets, for Inflation Protected Securities Fund, based on average premiums paid or received during the period, including long and short positions, at absolute value, was as follows for the six months ended March 31, 2015:

Inflation Protected Securities Fund	Interest Rate Call Swaptions Written	Interest Rate Put Swaptions Purchased	Interest Rate Call Swaptions Purchased
Average Premium Paid/Received	0.52%	0.02%	0.87%
Highest Premium Paid/Received	1.19%	0.00%	2.02%
Lowest Premium Paid/Received	0.00%	0.00%	0.00%
Premium Paid/Received as of March 31, 2015	0.00%	0.00%	0.00%

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The following is a summary of Inflation Protected Securities Fund’s written interest rate swaption activity:

	Notional Amount	Premiums
Outstanding at September 30, 2014	$16,000,000	$376,960
Swaptions terminated in closing purchase transactions	(16,000,000)	(376,960)

Outstanding at March 31, 2015	$—	$—

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2015, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$72,012	$(72,012)	$—	$—	$—
Citibank N.A.	347,180	—	347,180	(200,000)	147,180
Credit Suisse International	1,786,466	(946,992)	839,474	(839,474)	—
Deutsche Bank AG	890,288	—	890,288	(850,000)	40,288
JPMorgan Chase Bank N.A.	5,070	—	5,070	—	5,070
UBS AG	101,120	(21,924)	79,196	—	79,196

	$3,202,136	$(1,040,928)	$2,161,208	$(1,889,474)	$271,734

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(1,249,363)	$72,012	$(1,177,351)	$1,177,351	$—
Credit Suisse International	(946,992)	946,992	—	—	—
Morgan Stanley & Co.	(39,904)	—	(39,904)	—	(39,904)
UBS AG	(21,924)	21,924	—	—	—

	$(2,258,183)	$1,040,928	$(1,217,255)	$1,177,351	$(39,904)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin

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held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$9,822,078	$5,714,325
Inflation Protected Securities Fund	5,000	5,000
Intermediate Duration Bond Fund	10,000	10,000

These amounts include cash and U.S. government and agency securities received as collateral for Global Bond Fund of $2,260,000. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statement of Assets and Liabilities.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$—	$—	$137,799,284	$52,708,611
Global Bond Fund	937,873,733	1,013,280,816	381,371,441	416,321,086
Inflation Protected Securities Fund	18,023,070	20,275,676	—	—
Institutional High Income Fund	—	7,715,769	48,698,284	73,743,013
Intermediate Duration Bond Fund	28,640,478	20,748,946	44,060,416	34,104,384
Investment Grade Fixed Income Fund	49,953,125	34,991,669	55,220,529	19,718,067

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2015, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Intermediate Duration Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	0.70%
Inflation Protected Securities Fund	0.40%	0.65%	—
Institutional High Income Fund	0.75%	—	—
Intermediate Duration Bond Fund	0.40%	0.65%	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual reporting expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2015, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Fixed Income Fund	$3,592,618	$—	$3,592,618	0.50%	0.50%
Global Bond Fund	5,936,734	—	5,936,734	0.54%	0.54%
Inflation Protected Securities Fund	38,949	38,949	—	0.25%	—
Institutional High Income Fund	1,991,191	—	1,991,191	0.60%	0.60%
Intermediate Duration Bond Fund	102,948	32,136	70,812	0.25%	0.17%
Investment Grade Fixed Income Fund	1,281,738	—	1,281,738	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until September 30, 2016.

For the six months ended March 31, 2015, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$223,845	$89,915	$—	$313,760

In addition, the investment adviser reimbursed non-class-specific expenses of Inflation Protected Securities Fund in the amount of $27,919 for the six months ended March 31, 20152.

2 Expense reimbursements are subject to possible recovery until September 30, 2016.

No expenses were recovered for any of the Funds during the six months ended March 31, 2015 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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For the six months ended March 31, 2015, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$789,431
Inflation Protected Securities Fund	9,287
Intermediate Duration Bond Fund	7,495

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$306,561
Global Bond Fund	465,698
Inflation Protected Securities Fund	6,648
Institutional High Income Fund	141,604
Intermediate Duration Bond Fund	17,564
Investment Grade Fixed Income Fund	136,707

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$1,632,477
Inflation Protected Securities Fund	10,063
Institutional High Income Fund	2,988
Intermediate Duration Bond Fund	3,209

As of March 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$35,781
Inflation Protected Securities Fund	163
Institutional High Income Fund	65
Intermediate Duration Bond Fund	111

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee

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meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2015, Loomis Sayles owned shares equating to 10.55% of Inflation Protected Securities Fund and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Global Bond Fund	0.34%
Inflation Protected Securities Fund	12.31%
Institutional High Income Fund	2.62%
Intermediate Duration Bond Fund	1.09%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2015, Global Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Institutional Class	Retail Class	Class N
Transfer Agent Fees and Expenses	$1,181,590	$489,626	$263

Transfer agent fees and expenses attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

During the six months ended March 31, 2015, Global Bond Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $33,224,338 at a weighted average interest rate of 1.37%. Interest expense incurred (which is reflected in miscellaneous expenses in the Statement of Operations) was $1,264.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Fixed Income Fund	1	9.90%	—	9.90%
Global Bond Fund	2	27.48%	0.34%	27.82%
Inflation Protected Securities Fund	2	28.46%	22.86%	51.32%
Institutional High Income Fund	1	6.43%	2.62%	9.05%
Intermediate Duration Bond Fund	6	65.28%	1.09%	66.37%
Investment Grade Fixed Income Fund	3	23.96%	—	23.96%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,585,447	$83,486,477	13,542,143	$203,486,653
Issued in connection with the reinvestment of distributions	7,657,868	105,448,844	4,836,625	69,502,301
Redeemed	(2,469,692)	(35,355,217)	(5,741,280)	(86,014,854)

Increase (decrease) from capital share transactions	10,773,623	$153,580,104	12,637,488	$186,974,100

	Global Bond Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	19,237,036	$304,833,913	28,470,995	$469,084,941
Issued in connection with the reinvestment of distributions	1,664,577	26,297,178	3,952,327	64,709,440
Redeemed	(21,431,909)	(338,282,056)	(36,904,022)	(607,710,223)

Net change	(530,296)	$(7,150,965)	(4,480,700)	$(73,915,842)

Retail Class
Issued from the sale of shares	3,126,103	$48,706,712	8,025,824	$130,990,189
Issued in connection with the reinvestment of distributions	713,900	11,162,875	1,794,786	29,125,927
Redeemed	(9,560,190)	(148,378,273)	(15,756,142)	(257,145,220)

Net change	(5,720,187)	$(88,508,686)	(5,935,532)	$(97,029,104)

Class N
Issued from the sale of shares	74,342	$1,165,150	1,642,066	$27,366,378
Issued in connection with the reinvestment of distributions	32,616	515,369	68,098	1,115,779
Redeemed	(4,868)	(76,936)	(8,018)	(131,918)

Net change	102,090	$1,603,583	1,702,146	$28,350,239

Increase (decrease) from capital share transactions	(6,148,393)	$(94,056,068)	(8,714,086)	$(142,594,707)

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11.  Capital Shares – continued

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	461,870	$4,835,288	1,681,575	$17,779,993
Issued in connection with the reinvestment of distributions	1,451	14,932	66,998	700,104
Redeemed	(593,603)	(6,166,327)	(1,112,571)	(11,663,258)

Net change	(130,282)	$(1,316,107)	636,002	$6,816,839

Retail Class
Issued from the sale of shares	680,958	$7,136,730	958,277	$10,135,744
Issued in connection with the reinvestment of distributions	–	–	17,365	181,273
Redeemed	(631,665)	(6,590,234)	(752,366)	(7,917,394)

Net change	49,293	$546,496	223,276	$2,399,623

Increase (decrease) from capital share transactions	(80,989)	$(769,611)	859,278	$9,216,462

	Institutional High Income Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,182,710	$30,734,778	5,926,451	$47,686,765
Issued in connection with the reinvestment of distributions	8,207,098	58,434,535	8,609,527	65,260,217
Redeemed	(9,012,349)	(67,107,806)	(10,197,322)	(83,930,535)

Increase (decrease) from capital share transactions	3,377,459	$22,061,507	4,338,656	$29,016,447

	Intermediate Duration Bond Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,742,904	$28,712,417	2,269,087	$23,629,929
Issued in connection with the reinvestment of distributions	85,440	893,782	156,747	1,628,552
Redeemed	(776,766)	(8,111,027)	(2,430,506)	(25,220,590)

Net change	2,051,578	$21,495,172	(4,672)	$37,891

Retail Class
Issued from the sale of shares	132,096	$1,383,491	122,725	$1,277,681
Issued in connection with the reinvestment of distributions	6,032	63,154	14,298	148,529
Redeemed	(95,438)	(1,001,220)	(108,378)	(1,125,621)

Net change	42,690	$445,425	28,645	$300,589

Increase (decrease) from capital share transactions	2,094,268	$21,940,597	23,973	$338,480

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11.  Capital Shares – continued

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,330,295	$80,695,641	10,871,186	$140,397,132
Issued in connection with the reinvestment of distributions	1,494,651	18,794,545	2,200,825	28,241,127
Redeemed	(4,430,072)	(55,906,398)	(9,120,934)	(117,821,750)
Redeemed in-kind (Note 12)	—	—	(13,970,191)	(179,656,654)

Increase (decrease) from capital share transactions	3,394,874	$43,583,788	(10,019,114)	$(128,840,145)

12.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2015

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	24
Notes to Financial Statements	28

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSIOX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2015

	6 months	1 year	5 years	10 years

Institutional Class (Inception 4/12/04)	1.84%[1]	3.99%	9.55%	8.49%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[2]	1.49	2.00	8.59	8.18

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share may differ from the total return reported in the financial highlights. The return presented in the table(s) is what an investor would have actually experienced.

[2]	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, non-investment-grade, fixed-rate, taxable corporate bond market.

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LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol
Ian Anderson	Institutional Class	LSSAX
Alessandro Pagani, CFA®
Clifton V. Rowe, CFA®

Objective

The Fund’s investment objective is high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2015

	6 months	1 year	5 years	Life of Fund

Institutional Class (Inception 3/2/06)	3.08%	5.92%	6.01%	6.63%

Comparative Performance
Barclays U.S. Securitized Bond Index[1]	2.86	5.41	3.81	4.97

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year are cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

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ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and NGAM Advisors, L.P. (“NGAM Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to NGAM Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to NGAM Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,018.40	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,030.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 76.0% of Net Assets

Non-Convertible Bonds – 70.5%
	ABS Home Equity – 2.4%
$79,019	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.878%, 9/25/2045(b)	$76,100
165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.750%, 6/17/2031, 144A(b)	160,833
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	189,262
123,160	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	126,000
79,113	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	83,747
381,859	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034(c)	394,479
97,230	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	96,366
90,346	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	92,604
46,590	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.781%, 11/25/2034(b)	45,854
42,345	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.568%, 5/25/2035(b)	40,747
232,094	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	233,145
120,386	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.384%, 5/25/2035(b)	98,979
57,254	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	55,632
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035(b)	79,781
22,582	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	22,686
138,357	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.730%, 6/19/2035(b)	133,862
117,524	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.979%, 7/19/2035(b)	111,476
94,476	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.735%, 12/25/2034(b)	93,752
197,208	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.690%, 9/25/2035(b)	198,219

	ABS Home Equity – continued
$145,474	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.814%, 7/25/2045(b)	$127,763
141,805	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.674%, 1/25/2036(b)(d)	94,540
97,755	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	100,318
112,196	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	116,956
141,699	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.192%, 9/25/2046(b)	129,243

		2,902,344

	ABS Other – 0.3%
248,512	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	250,823
69,763	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	74,829

		325,652

	Aerospace & Defense – 1.7%
45,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	46,913
545,000	KLX, Inc., 5.875%, 12/01/2022, 144A(c)	543,637
355,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	361,212
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	448,000
350,000	Oshkosh Corp., 5.375%, 3/01/2025, 144A	360,500
265,000	TransDigm, Inc., 6.000%, 7/15/2022	265,000

		2,025,262

	Airlines – 1.9%
1,279,105	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	1,332,853
151,281	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	177,574
388,720	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	450,915
218,843	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	246,045
88,371	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	90,359

		2,297,746

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – 0.9%
$365,000	General Motors Co., 4.875%, 10/02/2023(c)	$395,191
100,000	Goodyear Tire & Rubber Co. (The), 6.500%, 3/01/2021	106,500
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	345,600
205,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	201,412

		1,048,703

	Banking – 2.8%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	592,500
980,000	Ally Financial, Inc., 5.125%, 9/30/2024(c)	1,010,625
48,000	Ally Financial, Inc., 7.500%, 9/15/2020	56,220
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018(c)	424,900
145,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	161,290
1,010,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,137,357

		3,382,892

	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	186,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	139,895
515,000	Jefferies Group LLC, 6.450%, 6/08/2027(c)	556,200

		882,095

	Building Materials – 2.3%
670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	562,800
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	322,400
395,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	418,700
198,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	200,970
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	272,950
80,000	Masco Corp., 5.950%, 3/15/2022	89,800
15,000	Masco Corp., 7.750%, 8/01/2029	17,400
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	158,625
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	167,000
100,000	USG Corp., 5.500%, 3/01/2025, 144A	102,000
110,000	USG Corp., 5.875%, 11/01/2021, 144A	116,875
15,000	USG Corp., 9.750%, 1/15/2018	17,362
325,000	Vulcan Materials Co., 4.500%, 4/01/2025	329,875

		2,776,757

	Cable Satellite – 4.3%
490,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	504,700
255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	257,550
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	71,575
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	240,350
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	628,444
220,000	DISH DBS Corp., 5.000%, 3/15/2023	213,906
380,000	DISH DBS Corp., 5.125%, 5/01/2020(c)	382,850
500,000	DISH DBS Corp., 5.875%, 11/15/2024	500,625
1,070,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A(c)	1,131,525
265,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	282,888
200,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	204,000
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	207,250
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	591,837

		5,217,500

	Chemicals – 1.4%
150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	161,250
200,000	Braskem Finance Ltd., 6.450%, 2/03/2024	193,000
200,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	197,750
805,000	Hercules, Inc., 6.500%, 6/30/2029(c)	741,606
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020	208,894
190,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	173,850

		1,676,350

	Construction Machinery – 0.5%
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	299,425
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	269,981

		569,406

	Consumer Cyclical Services – 1.2%
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	289,275
799,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	848,938
220,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	222,750
75,000	ServiceMaster Co. LLC (The), 8.000%, 2/15/2020	79,500

		1,440,463

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – 0.1%
$75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	$78,188

	Electric – 2.4%
5,000	AES Corp. (The), 5.500%, 3/15/2024	4,988
295,000	AES Corp. (The), 5.500%, 4/15/2025	292,050
355,000	Calpine Corp., 5.375%, 1/15/2023(c)	355,000
560,000	Calpine Corp., 5.500%, 2/01/2024	564,900
30,730	CE Generation LLC, 7.416%, 12/15/2018	30,576
190,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	199,737
200,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	207,000
940,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(c)	1,131,266
165,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	171,187

		2,956,704

	Environmental – 0.2%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	197,194

	Finance Companies – 5.2%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	150,703
570,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021, 144A	589,237
375,000	Aircastle Ltd., 5.125%, 3/15/2021(c)	391,875
55,000	Aircastle Ltd., 5.500%, 2/15/2022	58,506
30,000	Aircastle Ltd., 7.625%, 4/15/2020	34,500
165,000	CIT Group, Inc., 3.875%, 2/19/2019	163,350
30,000	CIT Group, Inc., 5.000%, 8/15/2022	30,788
1,225,000	CIT Group, Inc., 5.000%, 8/01/2023(c)	1,255,625
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	49,163
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	85,225
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	323,212
135,000	iStar Financial, Inc., 4.000%, 11/01/2017	133,313
195,000	iStar Financial, Inc., 4.875%, 7/01/2018	195,975
115,000	iStar Financial, Inc., 5.000%, 7/01/2019	115,000
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	78,000
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	58,575
420,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(c)	396,900
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	215,775

	Finance Companies – continued
65,000	Navient LLC, 4.875%, 6/17/2019	64,838
185,000	Navient LLC, 5.500%, 1/25/2023	176,212
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	851,700
30,000	Navient LLC, MTN, 6.125%, 3/25/2024	28,800
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	138,113
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	306,600
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	123,750
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	211,000
102,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	100,470

		6,327,205

	Financial Other – 1.1%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(c)	458,438
425,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	437,750
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A(c)	403,520

		1,299,708

	Food & Beverage – 0.6%
260,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	305,500
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	122,400
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	284,875

		712,775

	Gaming – 1.6%
485,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	497,125
1,420,000	MGM Resorts International, 6.000%, 3/15/2023(c)	1,459,050

		1,956,175

	Government Owned – No Guarantee – 0.4%
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	245,128
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	228,218

		473,346

	Health Insurance – 0.6%
721,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	757,050

	Healthcare – 5.7%
135,000	Amsurg Corp., 5.625%, 7/15/2022	138,037
145,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	130,319

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$115,000	Catamaran Corp., 4.750%, 3/15/2021	$127,794
555,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022(c)	593,156
1,095,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A(c)	1,113,478
55,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	57,613
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	324,360
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,320
255,000	HCA, Inc., 5.375%, 2/01/2025	267,431
430,000	HCA, Inc., 7.050%, 12/01/2027	457,950
35,000	HCA, Inc., 7.500%, 12/15/2023	39,769
790,000	HCA, Inc., 7.500%, 11/06/2033(c)	853,200
40,000	HCA, Inc., 7.690%, 6/15/2025	45,200
40,000	HCA, Inc., 8.360%, 4/15/2024	47,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	229,600
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,700
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023, 144A	208,050
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	75,119
140,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021	146,650
125,000	Omnicare, Inc., 4.750%, 12/01/2022	129,063
165,000	Omnicare, Inc., 5.000%, 12/01/2024	172,425
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031(c)	901,875
445,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A(c)	453,900
285,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	299,606

		6,838,815

	Home Construction – 2.1%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)	4,020
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	223,600
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	274,300
385,000	Lennar Corp., 4.750%, 11/15/2022(c)	391,737
720,000	Pulte Group, Inc., 6.000%, 2/15/2035(c)	716,400
495,000	Pulte Group, Inc., 6.375%, 5/15/2033(c)	512,325
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)	22,100
380,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	370,975

		2,515,457

	Independent Energy – 7.1%
125,000	American Energy-Permian Basin LLC/AEPB Finance Corp., 7.125%, 11/01/2020, 144A	95,313
290,000	Antero Resources Corp., 5.125%, 12/01/2022	278,400
40,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	36,700

	Independent Energy – continued
350,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	320,250
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	202,400
445,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	432,762
30,000	California Resources Corp., 5.000%, 1/15/2020, 144A	27,075
310,000	California Resources Corp., 5.500%, 9/15/2021, 144A	275,032
150,000	California Resources Corp., 6.000%, 11/15/2024, 144A	131,625
155,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	145,312
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	4,850
170,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	175,525
175,000	Cimarex Energy Co., 4.375%, 6/01/2024	173,687
65,000	Concho Resources, Inc., 5.500%, 10/01/2022	65,488
160,000	Concho Resources, Inc., 5.500%, 4/01/2023	161,184
215,000	Continental Resources, Inc., 3.800%, 6/01/2024	198,174
75,000	Continental Resources, Inc., 4.500%, 4/15/2023	72,790
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	72,975
270,000	Halcon Resources Corp., 9.750%, 7/15/2020	190,350
90,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	84,150
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	230,000
30,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	27,750
75,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	70,688
434,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	423,150
220,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	217,800
555,000	QEP Resources, Inc., 5.250%, 5/01/2023(c)	543,900
205,000	QEP Resources, Inc., 5.375%, 10/01/2022	201,412
165,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	110,962
215,000	Rex Energy Corp., 8.875%, 12/01/2020	167,700
630,000	Rice Energy, Inc., 6.250%, 5/01/2022	614,250
95,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	90,250
1,050,000	Rosetta Resources, Inc., 5.875%, 6/01/2022(c)	989,625

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$140,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	$140,700
185,000	Sanchez Energy Corp., 6.125%, 1/15/2023	166,269
60,000	Sanchez Energy Corp., 7.750%, 6/15/2021	58,200
55,000	SM Energy Co., 5.000%, 1/15/2024	51,783
140,000	SM Energy Co., 6.125%, 11/15/2022, 144A	139,300
135,000	SM Energy Co., 6.500%, 11/15/2021	137,025
15,000	SM Energy Co., 6.500%, 1/01/2023	15,300
10,000	SM Energy Co., 6.625%, 2/15/2019	10,125
250,000	Southwestern Energy Co., 4.950%, 1/23/2025	254,271
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(c)	749,337

		8,553,839

	Industrial Other – 0.1%
130,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	138,450

	Integrated Energy – 0.4%
400,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A(c)	264,000
415,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	244,103

		508,103

	Leisure – 0.2%
275,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	233,750

	Lodging – 0.7%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023(c)	397,513
400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	421,000

		818,513

	Media Entertainment – 0.7%
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020(c)	426,262
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	88,188
33,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	32,175
295,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	304,588

		851,213

	Metals & Mining – 2.6%
235,000	Alcoa, Inc., 5.900%, 2/01/2027	258,780
50,000	Alcoa, Inc., 6.750%, 1/15/2028	57,483
70,000	ArcelorMittal, 7.500%, 3/01/2041	72,800
930,000	ArcelorMittal, 7.750%, 10/15/2039	976,500

	Metals & Mining – continued
315,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	285,075
200,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	148,000
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	138,800
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	161,438
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	327,487
795,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	763,877

		3,190,240

	Midstream – 3.4%
580,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 4/01/2023, 144A	585,800
110,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	112,200
310,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	316,944
145,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/2020	152,250
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	57,475
230,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	225,400
195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	195,975
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	189,000
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	141,050
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	157,600
230,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	231,509
295,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	291,681
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	201,581
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	154,225
10,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	9,625
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	309,000
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	40,200

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	$109,987
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,713
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	82,400
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	373,050
110,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	112,200

		4,064,865

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
335,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	343,486
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)(c)	395,455
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.671%, 4/12/2049(b)	266,402

		1,005,343

	Oil Field Services – 0.4%
20,000	Global Marine, Inc., 7.000%, 6/01/2028	12,900
155,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	44,175
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	51,150
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	103,075
15,000	Parker Drilling Co., 6.750%, 7/15/2022	11,906
150,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	114,000
145,000	Transocean, Inc., 3.800%, 10/15/2022	105,805

		443,011

	Pharmaceuticals – 1.5%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022, 144A	203,250
830,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	862,162
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	396,563
60,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	60,450
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	15,806

	Pharmaceuticals – continued
220,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	221,650

		1,759,881

	Property & Casualty Insurance – 0.3%
370,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	379,250

	Retailers – 1.4%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028(c)	518,400
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	86,625
170,000	Family Tree Escrow LLC, 5.750%, 3/01/2023, 144A	178,925
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	319,369
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	165,200
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	125,313
95,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	89,775
90,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	88,200
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	137,250
60,000	Toys R Us, Inc., 7.375%, 10/15/2018	40,950

		1,750,007

	Supermarkets – 0.8%
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A(c)	440,419
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,575
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	9,850
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028(c)	508,912
50,000	SUPERVALU, Inc., 7.750%, 11/15/2022	53,250

		1,017,006

	Technology – 4.3%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	114,950
1,965,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(c)	1,984,650
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	292,900
251,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	240,960
185,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	169,275
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	139,825
395,000	Equinix, Inc., 4.875%, 4/01/2020	407,838
90,000	Equinix, Inc., 5.375%, 1/01/2022	93,825
140,000	Equinix, Inc., 5.375%, 4/01/2023	145,320
505,000	First Data Corp., 8.250%, 1/15/2021, 144A	540,350

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$480,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	$488,400
75,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	77,531
320,000	Open Text Corp., 5.625%, 1/15/2023, 144A	332,000
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	191,500

		5,219,324

	Transportation Services – 0.6%
185,000	APL Ltd., 8.000%, 1/15/2024(g)	159,100
9,637	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(f)	9,805
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(h)(i)	454,817
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	116,148

		739,870

	Wireless – 1.9%
220,000	Altice S.A., 7.625%, 2/15/2025, 144A	220,413
200,000	Altice S.A., 7.750%, 5/15/2022, 144A	203,375
500,000	Crown Castle International Corp., 5.250%, 1/15/2023(c)	525,000
315,000	Numericable-SFR, 6.000%, 5/15/2022, 144A	318,937
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	455,080
170,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	175,313
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A(c)	395,987

		2,294,105

	Wirelines – 2.9%
382,000	Axtel SAB de CV, 9.000%, 1/31/2020, 144A	339,483
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	21,000
270,000	CenturyLink, Inc., 6.450%, 6/15/2021	291,262
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	209,000
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,850
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	230,418
640,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	657,216
5,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	5,145
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	403,769
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028(c)	487,200
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	5,163

	Wirelines – continued
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	422,812
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	338,575
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	103,599

		3,529,492

	Total Non-Convertible Bonds
	(Identified Cost $83,576,654)	85,154,049

Convertible Bonds – 5.5%

	Construction Machinery – 0.4%
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036(c)	515,625

	Consumer Cyclical Services – 1.4%
155,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	184,450
225,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	262,266
170,000	Jarden Corp., 1.125%, 3/15/2034	201,875
145,000	KB Home, 1.375%, 2/01/2019	138,656
405,000	Lennar Corp., 3.250%, 11/15/2021, 144A(c)	903,403

		1,690,650

	Energy – 0.5%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	177,253
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019(c)	381,781
225,000	Peabody Energy Corp., 4.750%, 12/15/2066	75,724

		634,758

	Pharmaceuticals – 1.4%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	40,179
106,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	160,524
346,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021(c)	399,846
85,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	366,191
155,000	Mylan, Inc., 3.750%, 9/15/2015(c)	689,072

		1,655,812

	REITs – Mortgage – 0.0%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	29,610

	Retailers – 0.3%
160,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	182,600
80,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	106,750

		289,350

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – 1.5%
$55,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	$57,853
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A(c)	637,325
175,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	203,656
60,000	Novellus Systems, Inc., 2.625%, 5/15/2041	122,513
125,000	Nuance Communications, Inc., 2.750%, 11/01/2031	124,063
180,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	258,187
345,000	Rovi Corp., 0.500%, 3/01/2020, 144A	328,828
80,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	93,800

		1,826,225

	Transportation Services – 0.0%
40,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	47,375

	Total Convertible Bonds
	(Identified Cost $5,499,024)	6,689,405

	Total Bonds and Notes
	(Identified Cost $89,075,678)	91,843,454

Shares

Preferred Stocks – 4.2%

Convertible Preferred Stocks – 3.3%

	Consumer Non-Cyclical Services – 0.7%
17,225	Tyson Foods, Inc., 4.750%(j)	835,068

	Electric – 0.2%
4,388	NextEra Energy, Inc., 5.889%	287,107

	Metals & Mining – 0.6%
14,017	Alcoa, Inc., Series 1, 5.375%(j)	614,505
5,370	ArcelorMittal, 6.000%	80,658

		695,163

	Pharmaceuticals – 0.9%
1,069	Actavis PLC, Series A, 5.500%	1,081,828

	REITs – Diversified – 0.5%
2,927	Crown Castle International Corp., Series A, 4.500%	306,837
5,493	Weyerhaeuser Co., Series A, 6.375%	300,577

		607,414

	REITs – Mortgage – 0.1%
2,110	iStar Financial, Inc., Series J, 4.500%	118,561

	Utility Other – 0.3%
3,103	Dominion Resources, Inc., 6.375%	150,185
546	Dominion Resources, Inc., Series A, 6.125%	30,664
4,143	Dominion Resources, Inc., Series B, 6.000%	233,665

		414,514

	Total Convertible Preferred Stocks
	(Identified Cost $4,106,777)	4,039,655

Non-Convertible Preferred Stocks – 0.9%

	Banking – 0.9%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	302,705
402	Ally Financial, Inc., Series G, 7.000%, 144A(c)	410,605
13,577	SunTrust Banks, Inc., Series E, 5.875%	340,375

		1,053,685

	Total Non-Convertible Preferred Stocks
	(Identified Cost $965,027)	1,053,685

	Total Preferred Stocks
	(Identified Cost $5,071,804)	5,093,340

Common Stocks – 2.2%

	Automobiles – 0.6%
19,032	General Motors Co.(c)	713,700

	Diversified Telecommunication Services – 1.6%
37,555	Level 3 Communications, Inc.(i)	2,021,975

	Total Common Stocks
	(Identified Cost $1,669,494)	2,735,675

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(f)(g)(i) (Identified Cost $0)	—

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 15.0%
$17,822,878	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $17,822,883 on 4/01/2015 collateralized by $18,135,000 Federal Farm Credit Banks, 1.000% due 9/25/2017 valued at $18,180,338 including accrued interest (Note 2 of Notes to Financial Statements)	$17,822,878
285,000	U.S. Treasury Bills, 0.056%, 8/06/2015(k)(l)	284,942

Total Short-Term Investments
	(Identified Cost $18,107,822)	18,107,820

Total Investments – 97.4%
	(Identified Cost $113,924,798)(a)	117,780,289
	Other assets less liabilities—2.6%	3,098,186

	Net Assets – 100.0%	$120,878,475

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized appreciation on investments based on a cost of $114,022,100 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,448,805
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,690,616)

	Net unrealized appreciation	$3,758,189

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(d)	The issuer is making partial payments with respect to principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $783,991 or 0.6% of net assets.
(g)	Illiquid security. At March 31, 2015, the value of these securities amounted to $159,100 or 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Non-income producing security.
(j)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $32,969,391 or 27.3% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2015, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.05%	13,230,000	$1,082,340	$221,040	$1,838

^ Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

* CDX.NA.HY is an index composed of North American high yield credit default swaps.

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2015	23	$2,964,844	$(25,864)
30 Year U.S. Treasury Bond	6/19/2015	8	1,311,000	(11,656)

Total				$(37,520)

Industry Summary at March 31, 2015 (Unaudited)

Independent Energy	7.1%
Technology	5.8
Healthcare	5.7
Finance Companies	5.2
Cable Satellite	4.3
Pharmaceuticals	3.8
Banking	3.7
Midstream	3.4
Metals & Mining	3.2
Wirelines	2.9
Electric	2.6
Consumer Cyclical Services	2.6
ABS Home Equity	2.4
Building Materials	2.3
Home Construction	2.1
Other Investments, less than 2% each	25.3
Short-Term Investments	15.0

Total Investments	97.4
Other assets less liabilities (including swap agreements and futures contracts)	2.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 124.1% of Net Assets
	ABS Car Loan – 13.5%
$1,965,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	$1,979,101
1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	1,069,540
3,700,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	3,729,644
1,411,667	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	1,416,530
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	644,375
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,662,410
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	303,287
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	4,427,536
682,786	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	683,901
2,190,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	2,199,067
1,845,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,851,911
88,645	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	88,693
422,515	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	421,851
8,715,991	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	8,699,840
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	868,525
179,577	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	180,433
3,777,838	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	3,763,338
1,087,171	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	1,086,766
4,000,000	CPS Auto Receivables Trust, Series 2014-C, Class B, 2.670%, 8/17/2020, 144A	3,997,048
2,225,000	CPS Auto Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,258,526

	ABS Car Loan – continued
$773,445	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	$775,175
2,080,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	2,086,065
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	451,566
3,240,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	3,251,314
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	4,016,824
900,000	DT Auto Owner Trust, Series 2014-1A, Class B, 1.430%, 3/15/2018, 144A	901,297
3,700,000	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	3,709,058
1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,981,903
6,678,852	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A(b)	6,674,891
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,218,085
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,015,878
334,491	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	334,475
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,012,256
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,911,771
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,540,352
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,572,128
1,390,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,415,766
3,900,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	3,972,883
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,641,692
318,292	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	318,564

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$4,415,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	$4,414,991
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,275,339
2,240,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	2,247,544
1,725,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	1,727,588
7,120,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020(b)	7,160,577
2,096,466	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	2,097,304
975,285	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	977,227
2,380,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,378,079
1,820,000	Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 2.240%, 4/15/2020, 144A	1,828,196

		124,241,110

ABS Credit Card – 2.3%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	2,018,600
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,277,982
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,216,918
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,670,811
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,044,055

		21,228,366

ABS Home Equity – 2.8%
2,681,435	Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A(c)	2,709,625
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.600%, 5/17/2031, 144A(c)	1,486,519
606,283	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(d)	503,687

	ABS Home Equity – continued
$234,809	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.829%, 7/25/2021(c)(d)	$228,163
222,234	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	226,445
985,220	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	955,930
318,817	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.418%, 4/20/2035(c)(d)	134,961
5,444,112	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.580%, 5/19/2034(b)(c)	5,422,810
4,000,000	Invitation Homes Trust, Series 2014-SRF2, 2.377%, 9/17/2031, 144A(c)	4,037,120
262,580	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.270%, 7/25/2035(c)(d)	247,411
33,643	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	31,901
151,768	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	148,115
718,414	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	681,729
337,853	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043(c)	310,150
3,600,690	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(c)	3,453,429
5,695,162	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.342%, 11/25/2036(b)(c)	4,970,943

		25,548,938

ABS Other – 5.4%
48,191	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	48,207
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,010,926
456,732	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	457,284
1,431,953	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,450,004
2,155,000	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	2,175,839
1,687,834	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	1,709,396

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$729,030	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	$723,214
1,929,524	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	1,927,058
182,675	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	183,001
1,770,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	1,772,673
4,995,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	4,982,163
4,768,530	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	4,907,127
435,547	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	440,066
533,682	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	545,864
931,086	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	945,662
381,254	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	380,789
7,110,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A(b)	7,148,536
2,260,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,260,927
1,537,965	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,527,193
1,948,292	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,979,653
714,595	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	725,583
4,707,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,793,388
4,561,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	4,619,714
3,036,289	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.675%, 7/15/2041, 144A(c)	3,109,563

		49,823,830

	ABS Student Loan – 2.0%
4,163,866	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.224%, 7/01/2024(c)	4,192,243

	ABS Student Loan – continued
$278,550	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	$283,694
965,811	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.421%, 8/25/2032, 144A(c)	966,370
13,261,307	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.256%, 7/25/2025(b)(c)	13,304,671

		18,746,978

	Agency Commercial Mortgage-Backed Securities – 2.1%
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	6,585,337
89,583,160	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.266%, 4/25/2023(b)(c)(e)	1,539,039
4,585,565	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.638%, 1/25/2023(c)(e)	364,332
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	5,065,781
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)	2,331,526
26,301,627	Government National Mortgage Association, Series 2014-86, Class IO, 0.960%, 4/16/2056(c)(e)	1,893,349
17,034,643	Government National Mortgage Association, Series 2014-101, Class IO, 0.963%, 4/16/2056(c)(e)	1,303,780

		19,083,144

	Collateralized Mortgage Obligations – 18.0%
209,012	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	234,119
2,019,483	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.564%, 6/15/2023(c)	2,552,335
314,924	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(e)	70,796
9,348,342	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 0.425%, 10/15/2034(c)	9,373,601
7,282,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,375,487
12,966,199	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.026%, 5/15/2036(b)(c)(e)	2,035,086
3,568,782	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.076%, 2/15/2038(c)(e)	492,342

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,578,365	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.084%, 6/15/2048(b)	$2,630,397
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	508,766
3,100,174	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.317%, 12/15/2036(f)	3,255,803
3,272,387	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 0.675%, 12/15/2037(c)	3,292,806
3,830,480	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 0.575%, 5/15/2037(c)	3,850,663
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	733,780
1,157,257	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(e)	235,102
3,093,803	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 0.575%, 11/15/2040(c)	3,108,722
531,488	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.076%, 1/25/2024(c)(e)	91,607
678,499	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(b)(e)	29,032
282,667	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.126%, 8/25/2036(c)(e)	40,583
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,077,045
3,932,088	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.738%, 8/25/2038(b)(c)	3,969,971
1,237,084	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.319%, 3/25/2039(b)(c)	1,231,245
246,286	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	264,048
1,004,631	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.356%, 12/25/2039(c)	1,049,689
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.892%, 3/25/2043(c)	953,601
770,590	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 5.254%, 4/25/2033(c)	777,209
7,595,688	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.976%, 8/25/2042(b)(c)(e)	1,574,238
3,872,884	Federal National Mortgage Association, REMIC, Series 2013-57, Class QF, 1.172%, 6/25/2043(c)	3,753,204

	Collateralized Mortgage Obligations – continued
$2,783,707	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.174%, 7/25/2043(c)	$2,683,377
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.721%, 7/25/2043(c)	1,909,406
433,025	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	445,179
2,498,207	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(c)	2,567,146
1,448,824	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(e)	299,489
309,285	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(e)	67,650
307,384	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(e)	58,873
1,623,633	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(e)	353,869
3,458,533	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(e)	699,409
1,355,682	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(e)	256,881
910,530	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(e)	225,519
1,862,425	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(e)	411,575
797,640	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(e)	154,157
1,002,551	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(e)	194,771
1,149,688	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(e)	248,227
1,180,154	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(e)	225,727
577,554	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(e)	107,966
836,559	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(e)	164,433
545,211	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(e)	106,467
149,350	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(e)	29,067

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,271,544	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(e)	$206,480
4,111,645	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(e)	747,514
1,411,101	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(e)	270,719
1,221,101	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(e)	238,353
686,269	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(e)	116,042
121,189	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(e)	22,429
12,577,565	Government National Mortgage Association, Series 2006-46, Class IO, 0.217%, 4/16/2046(c)(e)	233,918
12,770,493	Government National Mortgage Association, Series 2006-51, Class IO, 0.395%, 8/16/2046(c)(e)(f)	345,467
15,229,977	Government National Mortgage Association, Series 2009-114, Class IO, 0.180%, 10/16/2049(c)(e)	320,271
3,166,333	Government National Mortgage Association, Series 2010-49, Class IA, 0.818%, 10/16/2052(c)(e)	171,612
55,787,069	Government National Mortgage Association, Series 2010-124, Class X, 1.183%, 12/16/2052(c)(e)(f)	3,502,480
886,162	Government National Mortgage Association, Series 2010-H20, Class AF, 0.501%, 10/20/2060(c)	881,857
16,741,917	Government National Mortgage Association, Series 2011-38, Class IO, 0.467%, 4/16/2053(b)(c)(e)	545,435
7,372,917	Government National Mortgage Association, Series 2011-53, Class IO, 0.334%, 5/16/2051(b)(c)(e)	268,713
16,063,738	Government National Mortgage Association, Series 2011-119, Class IO, 1.033%, 8/16/2051(c)(e)	755,638
77,787,515	Government National Mortgage Association, Series 2011-121, Class IO, 1.018%, 6/16/2043(c)(e)	2,970,627
34,772,382	Government National Mortgage Association, Series 2011-161, Class IO, 1.085%, 4/16/2045(c)(e)	1,679,715
1,591,011	Government National Mortgage Association, Series 2011-H01, Class AF, 0.621%, 11/20/2060(c)	1,591,043
29,702,003	Government National Mortgage Association, Series 2012-23, Class IO, 1.368%, 6/16/2053(b)(c)(e)	1,623,927
35,933,087	Government National Mortgage Association, Series 2012-55, Class IO, 1.193%, 4/16/2052(b)(c)(e)	1,958,174

	Collateralized Mortgage Obligations – continued
$25,514,942	Government National Mortgage Association, Series 2012-70, Class IO, 0.843%, 8/16/2052(b)(c)(e)	$1,393,294
22,934,046	Government National Mortgage Association, Series 2012-79, Class IO, 0.963%, 3/16/2053(c)(e)	1,511,331
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.485%, 9/16/2050(c)(e)	1,592,492
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.385%, 9/16/2050(c)(e)	1,149,187
69,565,644	Government National Mortgage Association, Series 2012-142, Class IO, 1.150%, 4/16/2054(c)(e)	4,359,888
373,738	Government National Mortgage Association, Series 2012-H24, Class FE, 0.771%, 10/20/2062(c)	373,511
5,706,612	Government National Mortgage Association, Series 2012-H26, Class BA, 0.521%, 10/20/2062(b)(c)	5,684,036
3,445,012	Government National Mortgage Association, Series 2012-H30, Class GA, 0.521%, 12/20/2062(c)	3,422,347
7,607,687	Government National Mortgage Association, Series 2013-175, Class IO, 0.960%, 5/16/2055(c)(e)	463,445
27,462,617	Government National Mortgage Association, Series 2013-H16, Class AI, 1.613%, 7/20/2063(c)(e)	2,179,845
18,111,287	Government National Mortgage Association, Series 2013-H18, Class EI, 1.706%, 7/20/2063(c)(e)	1,569,705
3,460,663	Government National Mortgage Association, Series 2013-H18, Class JI, 1.385%, 8/20/2063(c)(e)	231,432
373,055	Government National Mortgage Association, Series 2013-H22, Class FT, 0.820%, 4/20/2063(c)	378,733
62,511,973	Government National Mortgage Association, Series 2014-24, Class IX, 1.014%, 1/16/2054(b)(c)(e)	3,959,633
51,006,837	Government National Mortgage Association, Series 2014-70, Class IO, 1.332%, 3/16/2049(c)(e)	3,395,882
48,267,510	Government National Mortgage Association, Series 2014-130, Class IB, 0.959%, 8/16/2054(c)	3,308,738
19,177,050	Government National Mortgage Association, Series 2014-H03, Class FS, 0.821%, 2/20/2064(b)(c)	19,336,776
4,897,711	Government National Mortgage Association, Series 2014-H05, Class FB, 0.771%, 12/20/2063(c)	4,920,754
4,639,089	Government National Mortgage Association, Series 2014-H06, Class FA, 0.741%, 3/20/2064(b)(c)	4,662,729
7,400,785	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.606%, 6/20/2064(b)(c)	8,713,647

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$4,284,754	Government National Mortgage Association, Series 2014-H14, Class FA, 0.671%, 7/20/2064(c)	$4,272,603
3,229,903	Government National Mortgage Association, Series 2014-H15, Class FA, 0.671%, 7/20/2064(c)	3,227,681

		165,328,568

	Hybrid ARMs – 2.0%
2,880,451	FHLMC, 2.336%, 6/01/2035(b)(c)	3,072,145
133,836	FHLMC, 2.367%, 1/01/2035(b)(c)	143,151
2,321,299	FHLMC, 2.800%, 2/01/2037(b)(c)	2,496,087
379,664	FHLMC, 2.962%, 1/01/2036(b)(c)	406,081
772,770	FNMA, 1.910%, 2/01/2037(b)(c)	814,550
1,340,031	FNMA, 2.278%, 9/01/2034(b)(c)	1,439,896
6,013,579	FNMA, 2.363%, 9/01/2037(b)(c)	6,398,521
576,329	FNMA, 2.381%, 9/01/2036(b)(c)	618,891
2,366,019	FNMA, 3.275%, 8/01/2038(b)(c)	2,530,365
250,293	FNMA, 5.420%, 10/01/2035(b)(c)	262,917

		18,182,604

	Mortgage Related – 48.8%
1,338,491	FHLMC, 4.000%, 2/01/2044	1,459,048
132,815	FHLMC, 5.000%, 9/01/2035(b)	147,577
12,400,813	FNMA, 3.000%, with various maturities in 2043(b)(g)	12,692,941
2,328,840	FNMA, 3.500%, 7/01/2037	2,466,334
28,798,353	FNMA, 3.500%, with various maturities in 2042(b)(g)	30,495,131
8,986,566	FNMA, 4.000%, with various maturities from 2042 to 2043(b)(g)	9,804,248
2,616,271	FNMA, 4.000%, 1/01/2052	2,769,817
1,915,913	FNMA, 4.500%, 2/01/2041	2,099,086
820,318	FNMA, 5.500%, 8/01/2034(b)	939,517
10,437	FNMA, 6.000%, 10/01/2034(b)	11,993
17,200,000	FNMA (TBA), 3.000%, 5/01/2045(h)	17,542,320
100,405,000	FNMA (TBA), 3.500%, 5/01/2045(h)	105,201,692
121,695,000	FNMA (TBA), 4.000%, 5/01/2045(h)	129,909,400
789,366	GNMA, 0.705%, 8/20/2063(c)	790,571
2,335,002	GNMA, 1.861%, 2/20/2061(c)	2,455,642
562,867	GNMA, 1.904%, 7/20/2060(c)	591,875
487,641	GNMA, 1.929%, 9/20/2060(c)	513,948
3,325,326	GNMA, 2.185%, 2/20/2063(c)	3,540,159
1,876,108	GNMA, 4.479%, 2/20/2062	2,038,735
3,414,966	GNMA, 4.521%, 12/20/2061	3,699,173
1,006,794	GNMA, 4.524%, 7/20/2062	1,099,653
5,053,353	GNMA, 4.533%, 6/20/2064	5,765,522
1,563,826	GNMA, 4.556%, 12/20/2061	1,693,505
4,194,496	GNMA, 4.567%, 12/20/2064(b)	4,802,928
480,081	GNMA, 4.570%, 10/20/2061	517,872
1,048,907	GNMA, 4.576%, 9/20/2063	1,177,592
4,719,837	GNMA, 4.577%, 6/20/2063(b)	5,242,497
510,858	GNMA, 4.578%, 11/20/2061	550,617
1,023,683	GNMA, 4.600%, 10/20/2061	1,103,293
970,614	GNMA, 4.626%, 6/20/2062	1,059,761
10,663,202	GNMA, 4.659%, 2/20/2062(b)	11,616,748
12,557,400	GNMA, 4.670%, 12/20/2061(b)	13,602,628
715,703	GNMA, 4.684%, 1/20/2062	775,380

	Mortgage Related – continued
$3,272,568	GNMA, 4.700%, with various maturities in 2061(g)	$3,525,344
599,386	GNMA, 4.709%, 12/20/2063	685,777
2,841,677	GNMA, 4.720%, 6/20/2061	3,052,768
3,977,350	GNMA, 4.767%, 7/20/2063	4,309,574
1,001,638	GNMA, 4.798%, 5/20/2061	1,077,281
1,381,246	GNMA, 4.808%, 8/20/2062	1,497,509
4,710,050	GNMA, 4.810%, 5/20/2061(b)	5,059,489
938,286	GNMA, 4.951%, 1/20/2062	1,021,451
571,197	GNMA, 5.500%, with various maturities in 2059(g)	601,423
2,157,704	GNMA, 6.514%, 5/20/2061	2,309,412
4,810,526	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	4,879,990
2,881,944	Government National Mortgage Association, Series 2013-H13, Class SI, 1.301%, 6/20/2063(c)(e)	196,333
27,724,834	Government National Mortgage Association, Series 2014-H24, Class HI, 0.918%, 11/20/2064(c)(e)	1,628,834
11,529,874	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.640%, 10/20/2064(b)(c)	13,700,650
19,867,243	Government National Mortgage Association, Series 2015-H04, Class FL, 0.641%, 2/20/2065(c)	19,868,296
7,472,918	Government National Mortgage Association, Series 2015-H05, Class FA, 0.471%, 4/20/2061(c)	7,468,890

		449,060,224

	Non-Agency Commercial Mortgage-Backed Securities – 27.2%
1,231,923	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	1,236,005
1,438,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,432,075
154,793	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.179%, 9/10/2047(c)	156,560
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,598,253
941,045	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,001,366
13,100,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.575%, 12/15/2027, 144A(b)(c)	13,111,816
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.375%, 2/15/2031, 144A(c)	3,068,821
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,390,163

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$4,353,946	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(c)	$4,645,826
230,151	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.751%, 6/10/2046(c)	238,521
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,388,668
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.975%, 3/15/2029, 144A(c)	2,955,113
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,274,163
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,856,505
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 3.750%, 5/13/2031, 144A(c)(i)	2,772,224
5,380,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.022%, 10/15/2031, 144A(c)(i)	5,380,000
2,663,436	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.807%, 6/15/2038(c)	2,750,908
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(c)	5,593,208
5,173,365	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.704%, 6/15/2039(c)	5,534,989
1,439,802	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.903%, 9/15/2039(c)	1,541,917
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	11,988,705
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.971%, 2/15/2041(c)	4,501,259
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(c)	3,532,474
3,495,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.125%, 2/15/2027, 144A(c)	3,485,843
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(b)	9,227,706
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	14,764,805
11,234,738	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)(c)	12,132,460

	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.436%, 12/10/2027, 144A(c)	$5,352,594
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	6,017,538
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046	3,934,846
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	3,416,867
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.075%, 10/15/2029, 144A(b)(c)	6,442,327
6,733,299	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)(c)	6,989,333
3,063,502	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,235,085
2,482,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.775%, 6/15/2049(c)	2,654,000
1,124,440	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,192,162
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,736,741
5,545,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.155%, 7/15/2031, 144A(c)	5,509,207
4,389,957	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,639,609
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	8,051,795
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	7,215,132
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,609,465
8,517,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.671%, 4/12/2049(b)(c)	8,522,414
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	7,714,510
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.686%, 4/15/2049(b)(c)	9,790,756
7,047,418	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.909%, 6/11/2049(b)(c)	7,654,342

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.304%, 6/15/2044, 144A(c)	$1,095,441
1,295,548	PFP III Ltd., Series 2014-1, Class A, 1.345%, 6/14/2031, 144A(c)	1,297,589
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,554,859
680,000	SCG Trust, Series 2013-SRP1, Class A, 1.572%, 11/15/2026, 144A(c)	680,133
905,000	SCG Trust, Series 2013-SRP1, Class B, 2.672%, 11/15/2026, 144A(c)	903,991
2,100,000	Starwood Retail Property Trust, Inc., 1.392%, 11/15/2027, 144A(c)	2,111,233
6,500,000	Starwood Retail Property Trust, Inc., 1.822%, 11/15/2027, 144A(b)(c)	6,531,382
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,570,563
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	4,974,092

		249,958,359

	Total Bonds and Notes
	(Identified Cost $1,125,653,683)	1,141,202,121

Short-Term Investments – 2.5%
23,212,870	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $23,212,876 on 4/01/2015 collateralized by $22,915,000 U.S. Treasury Note, 2.125% due 1/31/2021 valued at $23,681,805 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $23,212,870)	23,212,870

	Total Investments – 126.6%
	(Identified Cost $1,148,866,553)(a)	1,164,414,991
	Other assets less liabilities—(26.6)%	(244,859,434)

	Net Assets – 100.0%	$919,555,557

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $1,148,866,553 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,043,484
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,495,046)

	Net unrealized appreciation	$15,548,438

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $2,931,897 or 0.3% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(g)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(i)	Illiquid security. At March 31, 2015, the value of these securities amounted to $8,152,224 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $237,266,222 or 25.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2015	98	$12,632,813	$38,097
Ultra Long U.S. Treasury Bond	6/19/2015	85	14,439,375	153,902

Total				$191,999

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2015	145	$31,777,656	$(79,569)
5 Year U.S. Treasury Note	6/30/2015	479	57,581,040	(367,635)

Total				$(447,204)

Industry Summary at March 31, 2015 (Unaudited)

Mortgage Related	48.8%
Non-Agency Commercial Mortgage-Backed Securities	27.2
Collateralized Mortgage Obligations	18.0
ABS Car Loan	13.5
ABS Other	5.4
ABS Home Equity	2.8
ABS Credit Card	2.3
Agency Commercial Mortgage-Backed Securities	2.1
ABS Student Loan	2.0
Hybrid ARMs	2.0
Short-Term Investments	2.5

Total Investments	126.6
Other assets less liabilities (including futures contracts)	(26.6)

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$96,101,920	$1,125,653,683
Repurchase agreement(s) at cost	17,822,878	23,212,870
Net unrealized appreciation	3,855,491	15,548,438

Investments at value	117,780,289	1,164,414,991
Cash	3,521	—
Due from brokers (Note 2)	1,167,000	800,000
Receivable for Fund shares sold	563,015	3,244,112
Receivable for securities sold	591,629	—
Receivable for delayed delivery securities sold (Note 2)	—	253,009,733
Collateral received for delayed delivery securities (Note 2)	—	206,000
Dividends and interest receivable	1,305,419	3,200,710
Receivable for variation margin on centrally cleared swap agreements (Note 2)	11,363	—
Fees receivable on swap agreements (Note 2)	1,838	—

TOTAL ASSETS	121,424,074	1,424,875,546

LIABILITIES
Payable for securities purchased	533,772	—
Payable for delayed delivery securities purchased (Note 2)	—	504,862,753
Payable for Fund shares redeemed	1,389	188,084
Due to brokers (Note 2)	—	206,000
Payable for variation margin on futures contracts (Note 2)	10,438	63,152

TOTAL LIABILITIES	545,599	505,319,989

NET ASSETS	$120,878,475	$919,555,557

NET ASSETS CONSIST OF:
Paid-in capital	$117,549,214	$901,756,526
Undistributed net investment income	258,127	1,337
Accumulated net realized gain (loss) on investments, futures contracts and swap agreements	(987,677)	2,504,461
Net unrealized appreciation on investments, futures contracts, swap agreements and foreign currency translations	4,058,811	15,293,233

NET ASSETS	$120,878,475	$919,555,557

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$120,878,475	$919,555,557

Shares of beneficial interest	11,164,214	85,160,128

Net asset value, offering and redemption price per share	$10.83	$10.80

See accompanying notes to financial statements.

|  24

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$2,177,622	$16,327,039
Dividends	129,720	—

Investment income	2,307,342	16,327,039

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(194,757)	9,730,241
Futures contracts	(239,497)	2,046,249
Swap agreements	(140,370)	—
Net change in unrealized appreciation (depreciation) on:
Investments	710,930	(1,662,737)
Futures contracts	(67,196)	(2,039)
Swap agreements	240,840	—
Foreign currency translations	1	—

Net realized and unrealized gain on investments, futures contracts, swap agreements and foreign currency transactions	309,951	10,111,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,617,293	$26,438,753

See accompanying notes to financial statements.

25  |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Investment income	$2,307,342	$4,387,919	$16,327,039	$28,076,328
Net realized gain (loss) on investments, futures contracts and swap agreements	(574,624)	2,995,234	11,776,490	10,983,691
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	884,575	336,547	(1,664,776)	(1,962,170)

Net increase in net assets resulting from operations	2,617,293	7,719,700	26,438,753	37,097,849

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(2,128,722)	(4,676,474)	(20,704,919)	(37,437,874)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	51,046,514	(11,801,777)	89,414,502	135,551,270

Net increase (decrease) in net assets	51,535,085	(8,758,551)	95,148,336	135,211,245
NET ASSETS
Beginning of the period	69,343,390	78,101,941	824,407,221	689,195,976

End of the period	$120,878,475	$69,343,390	$919,555,557	$824,407,221

UNDISTRIBUTED NET INVESTMENT INCOME	$258,127	$79,507	$1,337	$4,379,217

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund - Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$10.92		$10.53	$10.35	$9.36	$9.92	$9.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.62	0.67	0.72	0.74	0.78
Net realized and unrealized gain (loss)	(0.09	)(d)	0.43	0.25	1.01	(0.52)	0.86

Total from Investment Operations	0.17		1.05	0.92	1.73	0.22	1.64

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.66)	(0.74)	(0.74)	(0.78)	(0.79)
Net realized capital gains	—		—	—	—	—	—

Total Distributions	(0.26)		(0.66)	(0.74)	(0.74)	(0.78)	(0.79)

Net asset value, end of the period	$10.83		$10.92	$10.53	$10.35	$9.36	$9.92

Total return	1.65	%(b)(f)	10.01%	9.19%	19.24%	1.81%	18.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$120,878		$69,343	$78,102	$74,121	$61,645	$65,560
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	4.77	%(e)	5.70%	6.33%	7.28%	7.22%	8.21%
Portfolio turnover rate	13%		41%	41%	30%	33%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share may differ from the total return reported in the average annual total return table.

	Securitized Asset Fund - Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$10.73		$10.73	$11.39	$11.13	$10.99	$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.41	0.41	0.45	0.41	0.41
Net realized and unrealized gain (loss)	0.13		0.14	(0.33)	0.55	0.19	1.08

Total from Investment Operations	0.33		0.55	0.08	1.00	0.60	1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.55)	(0.62)	(0.54)	(0.46)	(0.49)
Net realized capital gains	—		—	(0.12)	(0.20)	—	(0.17)

Total Distributions	(0.26)		(0.55)	(0.74)	(0.74)	(0.46)	(0.66)

Net asset value, end of the period	$10.80		$10.73	$10.73	$11.39	$11.13	$10.99

Total return	3.08	%(b)	5.25%	0.75%	9.42%	5.59%	15.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$919,556		$824,407	$689,196	$713,366	$685,692	$653,299
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	3.73	%(d)	3.80%	3.67%	4.08%	3.72%	3.89%
Portfolio turnover rate	135%		260%	244%	230%	253%	251%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

27  |

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by NGAM Advisors, L.P. (“NGAM Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of NGAM Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an

|  28

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2015.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection

29  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  Delayed Delivery Commitments. The Funds may purchase securities, including those designated as To Be Announced (“TBAs”) in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  30

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, defaulted bonds, foreign currency transactions, trust preferred securities, contingent payment debt instruments, return of capital and capital gain distributions received, distribution redesignations and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, return of capital distributions received, defaulted bonds, contingent payment debt instruments, reversal of bankruptcy income and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax characterization of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$4,676,474	$—	$4,676,474
Securitized Asset Fund	37,437,874	—	37,437,874

As of September 30, 2014, the capital loss carryforwards were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
Expires September 30, 2018	$(460,542)	$—
No expiration date	—	(1,086,466)
Long-term:
No expiration date	—	(8,438,729)

Total capital loss carryforward	$(460,542)	$(9,525,195)

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

j.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31,

31  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to/from Brokers. Transactions and positions in certain futures contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to broker balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. The due from broker balances in the Statements of Assets and Liabilities for High Income Opportunities Fund and Securitized Asset Fund represent cash pledged as initial margin for centrally cleared swap agreements and futures contracts, respectively. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, neither Fund had loaned securities under this agreement.

m.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Securities fair valued using significant unobservable inputs are categorized in Level 3.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$74,829	$250,823	(b)	$325,652
Airlines	—	1,423,212	874,534	(b)	2,297,746
Retailers	—	1,430,638	319,369	(c)	1,750,007
Transportation Services	—	275,248	464,622	(c)	739,870
All Other Non-Convertible Bonds(a)	—	80,040,774	—		80,040,774

Total Non-Convertible Bonds	—	83,244,701	1,909,348		85,154,049

Convertible Bonds(a)	—	6,689,405	—		6,689,405

Total Bonds and Notes	—	89,934,106	1,909,348		91,843,454

Preferred Stocks
Convertible Preferred Stocks
REITs—Mortgage	—	118,561	—		118,561
All Other Convertible Preferred Stocks(a)	3,921,094	—	—		3,921,094
Non-Convertible Preferred Stocks(a)	1,053,685	—	—		1,053,685

Total Preferred Stocks	4,974,779	118,561	—		5,093,340

Common Stocks(a)	2,735,675	—	—		2,735,675
Warrants(d)	—	—	—		—
Short-Term Investments	—	18,107,820	—		18,107,820

Total Investments	7,710,454	108,160,487	1,909,348		117,780,289

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	221,040	—	—		221,040

Total	$7,931,494	$108,160,487	$1,909,348		$118,001,329

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(37,520)	$—	$—	$(37,520)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Fair valued at zero using level 2 inputs.

A preferred stock valued at $365,027 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price.

All transfers are recognized as of the beginning of the reporting period.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$117,728,815	$6,512,295	(b)	$124,241,110
ABS Home Equity	—	22,617,041	2,931,897	(c)	25,548,938
ABS Other	—	31,950,135	17,873,695	(b)	49,823,830
Agency Commercial Mortgage-Backed Securities	—	14,017,363	5,065,781	(b)	19,083,144
Collateralized Mortgage Obligations	—	161,347,586	3,980,982	(b)	165,328,568
Mortgage Related	—	447,235,057	1,825,167	(b)	449,060,224
Non-Agency Commercial Mortgage-Backed Securities	—	244,578,359	5,380,000	(b)	249,958,359
All Other Bonds and Notes(a)	—	58,157,948	—		58,157,948

Total Bonds and Notes	—	1,097,632,304	43,569,817		1,141,202,121

33  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Securitized Asset Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$23,212,870	$—	$23,212,870

Total Investments	—	1,120,845,174	43,569,817	1,164,414,991

Futures Contracts (unrealized appreciation)	191,999	—	—	191,999

Total	$191,999	$1,120,845,174	$43,569,817	$1,164,606,990

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(447,204)	$—	$—	$(447,204)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$2,311	$250,000	$(1,488)	$—	$—	$250,823	$2,311
Airlines	936,830	161	2,646	(7,611)	—	(57,492)	—	—	874,534	451
Retailers	306,228	587	—	12,554	—	—	—	—	319,369	12,554
Transportation Services	464,622	—	—	—	—	—	—	—	464,622	—
Convertible Bonds
Wirelines	6,963	—	(2,813)	2,233	—	(6,383)	—	—	—	—

Total	$1,714,643	$748	$(167)	$9,487	$250,000	$(65,363)	$—	$—	$1,909,348	$15,316

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
ABS Car loan	$6,589,923	$—	$5,135	$(8,132)	$4,414,991	$(1,250,173)	$—	$(3,239,449)	$6,512,295	$(1,678)
ABS Home Equity	2,142,704	—	44,266	19,858	—	(321,143)	1,046,212	—	2,931,897	7,637
ABS Other	19,114,510	—	2,354	(160,142)	—	(340,791)	—	(742,236)	17,873,695	(151,014)
Agency Commercial Mortgage-Backed Securities	—	—	—	44,165	—	—	5,021,616	—	5,065,781	44,165
Collateralized Mortgage Obligations	4,280,249	—	(152,435)	(146,832)	—	—	—	—	3,980,982	(146,832)
Mortgage Related	—	—	(7,013)	(34,611)	1,866,791	—	—	—	1,825,167	(34,611)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(6,990)	5,386,990	—	—	—	5,380,000	(6,990)

Total	$32,127,386	$—	$(107,693)	$(292,684)	$11,668,772	$(1,912,107)	$6,067,828	$(3,981,685)	$43,569,817	$(289,323)

|  34

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

A debt security valued at $5,021,616 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $3,981,685 were transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $1,046,212 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the period include futures contracts and swap agreements.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2015, High Income Opportunities Fund used futures contracts to manage duration and Securitized Asset Fund used futures contracts for hedging purposes and to manage duration.

High Income Opportunities Fund seeks to achieve high current income. The Fund may use a number of derivative instruments for risk management or as part of their investment strategies. During the six months ended March 31, 2015, the Fund used credit default swap agreements (as a protection seller) to gain investment exposure in accordance with its objective.

The following is a summary of derivative instruments for High Income Opportunities Fund as of March 31, 2015, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]	Swap agreements at value[2]	Total
Exchange-traded/cleared asset derivatives
Credit contracts	$—	$1,082,340	$1,082,340

Liabilities	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(37,520)	$—	$(37,520)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2 Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2015 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$(239,497)	$—
Credit contracts	—	(140,370)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$(67,196)	$—
Credit contracts	—	240,840

35  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2015, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded/cleared asset derivatives
Interest rate contracts	$191,999

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(447,204)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2015 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$2,046,249

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(2,039)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2015:

High Income Opportunities Fund	Futures	Credit Default Swaps
Average Notional Amount Outstanding	3.89%	10.40%
Highest Notional Amount Outstanding	4.88%	19.79%
Lowest Notional Amount Outstanding	3.25%	0.00%
Notional Amount Outstanding as of March 31, 2015	3.54%	10.94%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	11.44%
Highest Notional Amount Outstanding	14.08%
Lowest Notional Amount Outstanding	9.75%
Notional Amount Outstanding as of March 31, 2015	12.66%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures and swap contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the

|  36

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross
High Income Opportunities Fund	$1,253,352
Securitized Asset Fund	800,000

5.  Purchases and Sales of Securities. For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$43,829,992	$10,156,802
Securitized Asset Fund	1,378,635,636	1,294,233,126	213,709,679	116,697,432

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust. NGAM Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse NGAM Distribution to the extent that NGAM Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to NGAM Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract

37  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, neither Fund had borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

8.  Concentration of Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
High Income Opportunities Fund	2	20.49%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,296,564	$56,258,872	1,027,504	$11,244,298
Issued in connection with the reinvestment of distributions	123,178	1,327,980	298,403	3,245,786
Redeemed	(606,153)	(6,540,338)	(2,389,173)	(26,291,861)

Increase (decrease) from capital share transactions	4,813,589	$51,046,514	(1,063,266)	$(11,801,777)

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

10.  Capital Shares – continued

	Securitized Asset Fund

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	18,659,072	$200,767,614	24,301,296	$260,369,772
Issued in connection with the reinvestment of distributions	216,341	2,323,747	294,377	3,151,177
Redeemed	(10,559,592)	(113,676,859)	(11,956,694)	(127,969,679)

Increase (decrease) from capital share transactions	8,315,821	$89,414,502	12,638,979	$135,551,270

39  |

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Semiannual Report

March 31, 2015

Portfolio Review	1
Portfolio of Investments	6
Financial Statements	20
Notes to Financial Statements	30

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 12/31/96)	15.07%	5.74%	17.50%	11.79%	—%
Retail Class (Inception 12/31/96)	14.96	5.46	17.16	11.49	—
Class N (Inception 2/1/13)	15.14	5.86	—	—	19.99
Comparative Performance
Russell 2000® Growth Index[1]	17.36	12.06	16.58	10.02	20.70

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20153

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/13/91)	13.49%	9.32%	15.26%	9.69%	—%
Retail Class (Inception 12/31/96)	13.33	9.03	14.98	9.41	—
Admin Class (Inception 1/2/98)	13.23	8.79	14.70	9.13	—
Class N (Inception 2/1/13)	13.51	9.36	—	—	17.15

Comparative Performance
Russell 2000® Value Index[1]	11.56	4.43	12.54	7.53	14.39
Russell 2000® Index[2]	14.46	8.21	14.57	8.82	17.51

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual

3  |

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,150.70	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$1,149.60	$6.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

Class N
Actual	$1,000.00	$1,151.40	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.19% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,134.90	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,133.30	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,132.30	$7.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84

Class N
Actual	$1,000.00	$1,135.10	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.36% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.1% of Net Assets

	Aerospace & Defense – 0.9%
192,886	Hexcel Corp.	$9,918,198

	Air Freight & Logistics – 1.3%
311,344	XPO Logistics, Inc.(b)	14,156,812

	Airlines – 0.7%
94,018	Spirit Airlines, Inc.(b)	7,273,232

	Banks – 3.3%
333,195	Bank of the Ozarks, Inc.	12,304,891
253,549	Pinnacle Financial Partners, Inc.	11,272,789
352,417	PrivateBancorp, Inc.	12,394,506

		35,972,186

	Biotechnology – 6.8%
178,933	Acceleron Pharma, Inc.(b)	6,810,190
227,439	Acorda Therapeutics, Inc.(b)	7,569,170
142,747	Anacor Pharmaceuticals, Inc.(b)	8,257,914
147,913	Chimerix, Inc.(b)	5,574,841
395,474	Emergent Biosolutions, Inc.(b)	11,373,832
164,659	Insys Therapeutics, Inc.(b)	9,571,628
125,369	Neurocrine Biosciences, Inc.(b)	4,978,403
49,564	Receptos, Inc.(b)	8,172,608
90,753	TESARO, Inc.(b)	5,209,222
162,884	Zafgen, Inc.(b)	6,451,835

		73,969,643

	Building Products – 3.3%
242,949	Apogee Enterprises, Inc.	10,495,397
99,108	Caesarstone Sdot-Yam Ltd.	6,016,847
406,373	NCI Building Systems, Inc.(b)	7,022,125
222,469	Trex Co., Inc.(b)	12,131,234

		35,665,603

	Capital Markets – 1.8%
177,017	Artisan Partners Asset Management, Inc.	8,047,193
310,454	HFF, Inc., Class A	11,654,443

		19,701,636

	Chemicals – 0.5%
382,719	Flotek Industries, Inc.(b)	5,641,278

	Commercial Services & Supplies – 1.0%
333,734	Healthcare Services Group, Inc.	10,722,873

	Communications Equipment – 0.6%
313,014	Ciena Corp.(b)	6,044,300

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.9%
229,535	Encore Capital Group, Inc.(b)	$9,546,361

	Distributors – 1.0%
151,147	Pool Corp.	10,544,015

	Diversified Consumer Services – 2.3%
234,386	Bright Horizons Family Solutions, Inc.(b)	12,016,970
554,526	Nord Anglia Education, Inc.(b)	12,598,831

		24,615,801

	Diversified Financial Services – 1.1%
143,661	MarketAxess Holdings, Inc.	11,909,497

	Electrical Equipment – 0.7%
294,689	Thermon Group Holdings, Inc.(b)	7,093,164

	Electronic Equipment, Instruments & Components – 2.9%
170,969	FARO Technologies, Inc.(b)	10,622,304
116,235	FEI Co.	8,873,380
124,978	IPG Photonics Corp.(b)	11,585,460

		31,081,144

	Energy Equipment & Services – 0.7%
115,815	Dril-Quip, Inc.(b)	7,920,588

	Food Products – 1.8%
439,309	Freshpet, Inc.(b)	8,535,774
133,481	TreeHouse Foods, Inc.(b)	11,348,554

		19,884,328

	Health Care Equipment & Supplies – 6.9%
269,717	Cardiovascular Systems, Inc.(b)	10,529,752
339,123	Cynosure, Inc., Class A(b)	10,400,902
158,153	Inogen, Inc.(b)	5,059,315
247,021	LDR Holding Corp.(b)	9,050,850
627,525	Novadaq Technologies, Inc.(b)	10,191,006
319,541	Quidel Corp.(b)	8,621,216
464,999	Spectranetics Corp.(b)	16,163,365
201,504	Wright Medical Group, Inc.(b)	5,198,803

		75,215,209

	Health Care Providers & Services – 6.2%
239,117	Acadia Healthcare Co., Inc.(b)	17,120,777
226,002	Amsurg Corp.(b)	13,903,643
295,390	ExamWorks Group, Inc.(b)	12,294,132
176,777	Magellan Health, Inc.(b)	12,519,347
199,931	Team Health Holdings, Inc.(b)	11,697,963

		67,535,862

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – 4.8%
226,002	Dave & Buster’s Entertainment, Inc.(b)	$6,884,021
223,128	Diamond Resorts International, Inc.(b)	7,459,169
354,753	Krispy Kreme Doughnuts, Inc.(b)	7,091,513
186,778	Popeyes Louisiana Kitchen, Inc.(b)	11,173,060
132,634	Vail Resorts, Inc.	13,717,008
171,103	Zoe’s Kitchen, Inc.(b)	5,696,019

		52,020,790

	Internet & Catalog Retail – 0.5%
178,365	Wayfair, Inc., Class A(b)	5,729,084

	Internet Software & Services – 7.2%
253,668	comScore, Inc.(b)	12,987,802
253,533	Criteo S.A., Sponsored ADR(b)	10,014,553
259,298	Dealertrack Technologies, Inc.(b)	9,988,159
172,736	Demandware, Inc.(b)	10,519,622
581,294	Endurance International Group Holdings, Inc.(b)	11,079,464
190,850	Envestnet, Inc.(b)	10,702,868
444,351	Everyday Health, Inc.(b)	5,714,354
308,223	Q2 Holdings, Inc.(b)	6,515,834

		77,522,656

	IT Services – 2.7%
246,363	Cardtronics, Inc.(b)	9,263,249
214,325	Euronet Worldwide, Inc.(b)	12,591,594
245,165	InterXion Holding NV(b)	6,913,653

		28,768,496

	Life Sciences Tools & Services – 1.2%
313,792	Cambrex Corp.(b)	12,435,577

	Machinery – 2.8%
105,815	Middleby Corp. (The)(b)	10,861,910
160,193	Proto Labs, Inc.(b)	11,213,510
101,743	RBC Bearings, Inc.	7,787,409

		29,862,829

	Media – 0.8%
261,513	IMAX Corp.(b)	8,815,603

	Oil, Gas & Consumable Fuels – 1.9%
141,506	Diamondback Energy, Inc.(b)	10,873,321
188,036	PDC Energy, Inc.(b)	10,161,465

		21,034,786

	Pharmaceuticals – 2.3%
213,606	Akorn, Inc.(b)	10,148,421
213,426	Impax Laboratories, Inc.(b)	10,003,277

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – continued
116,567	ZS Pharma, Inc.(b)	$4,905,139

		25,056,837

	Professional Services – 5.1%
158,254	Corporate Executive Board Co. (The)	12,638,165
150,368	Huron Consulting Group, Inc.(b)	9,946,843
223,008	On Assignment, Inc.(b)	8,556,817
280,736	TriNet Group, Inc.(b)	9,890,329
261,633	WageWorks, Inc.(b)	13,952,888

		54,985,042

	Road & Rail – 1.1%
122,283	Genesee & Wyoming, Inc., Class A(b)	11,792,973

	Semiconductors & Semiconductor Equipment – 6.5%
171,572	Cavium, Inc.(b)	12,150,729
348,771	Inphi Corp.(b)	6,218,587
636,448	Intersil Corp.	9,113,935
289,359	MKS Instruments, Inc.	9,783,228
239,416	Monolithic Power Systems, Inc.	12,605,252
373,317	Semtech Corp.(b)	9,947,032
218,097	Silicon Laboratories, Inc.(b)	11,072,785

		70,891,548

	Software – 7.0%
152,045	Ellie Mae, Inc.(b)	8,409,609
330,620	FleetMatics Group PLC(b)	14,828,307
315,589	Guidewire Software, Inc.(b)	16,603,137
155,789	Imperva, Inc.(b)	6,652,190
225,583	Proofpoint, Inc.(b)	13,359,025
94,077	Ultimate Software Group, Inc. (The)(b)	15,988,857

		75,841,125

	Specialty Retail – 4.3%
163,184	Asbury Automotive Group, Inc.(b)	13,560,590
287,443	Boot Barn Holdings, Inc.(b)	6,875,637
103,347	Mattress Firm Holding Corp.(b)	7,197,085
132,821	Monro Muffler Brake, Inc.	8,640,006
104,377	Restoration Hardware Holdings, Inc.(b)	10,353,155

		46,626,473

	Textiles, Apparel & Luxury Goods – 2.3%
141,685	Columbia Sportswear Co.	8,628,617
144,021	Oxford Industries, Inc.	10,866,384
223,846	Tumi Holdings, Inc.(b)	5,475,273

		24,970,274

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Thrifts & Mortgage Finance – 0.9%
397,930	Essent Group Ltd.(b)	$9,514,506

	Total Common Stocks (Identified Cost $792,464,111)	1,040,280,329

Principal Amount

Short-Term Investments – 4.8%
$51,911,803	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $51,911,817 on 4/01/2015 collateralized by $46,800,000 U.S. Treasury Note, 2.000% due 11/30/2020 valued at $48,262,500; $4,565,000 U.S. Treasury Note, 1.875% due 9/30/2017 valued at $4,690,538 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $51,911,803)	51,911,803

	Total Investments – 100.9% (Identified Cost $844,375,914)(a)	1,092,192,132
	Other assets less liabilities—(0.9)%	(9,608,499)

	Net Assets – 100.0%	$1,082,583,633

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $844,375,914 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$255,965,330
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,149,112)

	Net unrealized appreciation	$247,816,218

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2015 (Unaudited)

Internet Software & Services	7.2%
Software	7.0
Health Care Equipment & Supplies	6.9
Biotechnology	6.8
Semiconductors & Semiconductor Equipment	6.5
Health Care Providers & Services	6.2
Professional Services	5.1
Hotels, Restaurants & Leisure	4.8
Specialty Retail	4.3
Banks	3.3
Building Products	3.3
Electronic Equipment, Instruments & Components	2.9
Machinery	2.8
IT Services	2.7
Pharmaceuticals	2.3
Textiles, Apparel & Luxury Goods	2.3
Diversified Consumer Services	2.3
Other Investments, less than 2% each	19.4
Short-Term Investments	4.8

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.3% of Net Assets

	Aerospace & Defense – 1.2%
245,760	Exelis, Inc.	$5,989,171
118,995	KLX, Inc.(b)	4,586,067
158,306	Vectrus, Inc.(b)	4,035,220

		14,610,458

	Auto Components – 1.8%
451,308	Fox Factory Holding Corp.(b)	6,923,065
177,529	Metaldyne Performance Group, Inc.(b)	3,199,073
385,782	Remy International, Inc.	8,568,218
55,196	Tenneco, Inc.(b)	3,169,354

		21,859,710

	Banks – 13.1%
473,508	BancorpSouth, Inc.	10,994,856
99,306	Bryn Mawr Bank Corp.	3,019,896
561,999	Cathay General Bancorp	15,988,872
80,912	City National Corp.	7,207,641
497,576	CVB Financial Corp.	7,931,361
505,905	First Financial Bancorp	9,010,168
268,996	First Financial Bankshares, Inc.	7,435,049
144,381	Home BancShares, Inc.	4,893,072
149,316	IBERIABANK Corp.	9,411,388
290,210	PacWest Bancorp	13,607,947
219,281	Pinnacle Financial Partners, Inc.	9,749,233
216,530	Popular, Inc.(b)	7,446,467
196,088	Prosperity Bancshares, Inc.	10,290,698
118,843	Signature Bank(b)	15,399,676
570,972	Talmer Bancorp, Inc., Class A	8,744,436
157,054	Texas Capital Bancshares, Inc.(b)	7,640,677
147,130	Tristate Capital Holdings, Inc.(b)	1,540,451
238,400	Wintrust Financial Corp.	11,366,912

		161,678,800

	Beverages – 0.3%
381,846	Cott Corp.	3,577,897

	Building Products – 1.2%
139,945	Armstrong World Industries, Inc.(b)	8,042,639
98,359	Masonite International Corp.(b)	6,615,626

		14,658,265

	Capital Markets – 1.3%
177,681	Safeguard Scientifics, Inc.(b)	3,212,473
228,175	Stifel Financial Corp.(b)	12,720,756

		15,933,229

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 2.0%
183,026	Cabot Corp.	$8,236,170
143,561	Minerals Technologies, Inc.	10,494,309
264,656	Tronox Ltd., Class A	5,380,457

		24,110,936

	Commercial Services & Supplies – 4.2%
345,742	KAR Auction Services, Inc.	13,113,994
306,797	Knoll, Inc.	7,188,254
138,688	McGrath Rentcorp	4,564,222
224,713	Rollins, Inc.	5,557,152
208,319	Viad Corp.	5,795,435
130,366	Waste Connections, Inc.	6,275,819
275,653	West Corp.	9,297,776

		51,792,652

	Communications Equipment – 0.7%
675,373	Calix, Inc.(b)	5,666,379
283,508	Digi International, Inc.(b)	2,829,410

		8,495,789

	Construction & Engineering – 1.2%
275,303	MYR Group, Inc.(b)	8,627,996
374,848	Primoris Services Corp.	6,443,637

		15,071,633

	Construction Materials – 0.3%
157,759	Summit Materials, Inc., Class A(b)	3,494,362

	Consumer Finance – 0.3%
20,877	Credit Acceptance Corp.(b)	4,071,015

	Distributors – 0.7%
143,568	Core-Mark Holding Co., Inc.	9,234,294

	Diversified Financial Services – 1.2%
681,200	FNFV Group(b)	9,604,920
58,041	MarketAxess Holdings, Inc.	4,811,599

		14,416,519

	Electric Utilities – 1.9%
243,095	ALLETE, Inc.	12,825,692
200,719	UIL Holdings Corp.	10,320,971

		23,146,663

	Electrical Equipment – 1.8%
63,044	AZZ, Inc.	2,937,220
317,222	Babcock & Wilcox Co.	10,179,654
150,472	EnerSys	9,666,321

		22,783,195

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – 4.7%
149,198	Belden, Inc.	$13,958,965
65,230	Checkpoint Systems, Inc.	705,789
147,369	Littelfuse, Inc.	14,647,005
181,189	Methode Electronics, Inc.	8,523,130
159,484	Rogers Corp.(b)	13,111,180
476,372	Vishay Intertechnology, Inc.	6,583,461

		57,529,530

	Energy Equipment & Services – 1.8%
134,585	Bristow Group, Inc.	7,328,153
655,627	Helix Energy Solutions Group, Inc.(b)	9,808,180
1,386,770	Parker Drilling Co.(b)	4,839,827

		21,976,160

	Food & Staples Retailing – 0.9%
368,000	SpartanNash Co.	11,614,080

	Food Products – 1.2%
28,478	J & J Snack Foods Corp.	3,038,603
240,763	Post Holdings, Inc.(b)	11,277,339

		14,315,942

	Health Care Equipment & Supplies – 1.4%
153,448	Cynosure, Inc., Class A(b)	4,706,250
170,898	SurModics, Inc.(b)	4,448,475
69,153	Teleflex, Inc.	8,355,757

		17,510,482

	Health Care Providers & Services – 1.3%
169,768	Bio-Reference Laboratories, Inc.(b)	5,982,624
847,987	BioScrip, Inc.(b)	3,756,582
65,656	WellCare Health Plans, Inc.(b)	6,004,898

		15,744,104

	Health Care Technology – 0.2%
121,348	MedAssets, Inc.(b)	2,283,769

	Hotels, Restaurants & Leisure – 4.7%
282,599	Carrols Restaurant Group, Inc.(b)	2,342,746
120,984	Churchill Downs, Inc.	13,909,530
26,119	Cracker Barrel Old Country Store, Inc.	3,973,745
329,509	Diamond Resorts International, Inc.(b)	11,015,486
170,017	Marriott Vacations Worldwide Corp.	13,779,878
257,955	Six Flags Entertainment Corp.	12,487,601

		57,508,986

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 1.8%
183,588	Jarden Corp.(b)	$9,711,805
103,531	La-Z-Boy, Inc.	2,910,257
252,996	Libbey, Inc.	10,097,070

		22,719,132

	Industrial Conglomerates – 0.5%
301,400	Raven Industries, Inc.	6,166,644

	Insurance – 3.9%
489,245	Employers Holdings, Inc.	13,204,723
275,557	HCC Insurance Holdings, Inc.	15,615,815
181,171	ProAssurance Corp.	8,317,561
111,529	Reinsurance Group of America, Inc., Class A	10,393,387

		47,531,486

	Internet & Catalog Retail – 1.1%
123,622	HSN, Inc.	8,434,729
130,426	Liberty Ventures, Series A(b)	5,479,196

		13,913,925

	Internet Software & Services – 0.6%
340,631	Perficient, Inc.(b)	7,047,655

	IT Services – 4.6%
440,501	Convergys Corp.	10,074,258
262,300	CSG Systems International, Inc.	7,971,297
111,214	DST Systems, Inc.	12,312,502
237,247	Euronet Worldwide, Inc.(b)	13,938,261
113,774	WEX, Inc.(b)	12,214,777

		56,511,095

	Life Sciences Tools & Services – 0.5%
246,314	VWR Corp.(b)	6,401,701

	Machinery – 5.2%
76,178	Alamo Group, Inc.	4,809,117
194,753	Albany International Corp., Class A	7,741,432
227,020	Altra Industrial Motion Corp.	6,274,833
402,497	John Bean Technologies Corp.	14,377,193
172,346	RBC Bearings, Inc.	13,191,363
268,633	TriMas Corp.(b)	8,271,210
93,820	Wabtec Corp.	8,913,838

		63,578,986

	Marine – 0.5%
77,157	Kirby Corp.(b)	5,790,633

	Media – 4.6%
297,021	Carmike Cinemas, Inc.(b)	9,979,906

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
289,911	E.W. Scripps Co. (The), Class A(b)	$8,245,069
158,806	John Wiley & Sons, Inc., Class A	9,709,399
223,669	Journal Communications, Inc.(b)	3,314,775
496,822	National CineMedia, Inc.	7,502,012
429,756	New Media Investment Group, Inc.	10,284,061
344,733	Time, Inc.	7,735,808

		56,771,030

	Metals & Mining – 2.6%
322,094	Globe Specialty Metals, Inc.	6,094,018
172,244	Haynes International, Inc.	7,683,805
476,708	Horsehead Holding Corp.(b)	6,035,123
128,365	RTI International Metals, Inc.(b)	4,609,587
494,790	SunCoke Energy, Inc.	7,392,163

		31,814,696

	Multi-Utilities – 1.0%
224,077	NorthWestern Corp.	12,053,102

	Oil, Gas & Consumable Fuels – 1.0%
47,937	Clayton Williams Energy, Inc.(b)	2,427,050
295,474	QEP Resources, Inc.	6,160,633
364,431	Synergy Resources Corp.(b)	4,318,508

		12,906,191

	Paper & Forest Products – 0.3%
121,783	PH Glatfelter Co.	3,352,686

	Professional Services – 1.3%
226,711	FTI Consulting, Inc.(b)	8,492,594
490,539	RPX Corp.(b)	7,058,856

		15,551,450

	REITs – Apartments – 2.1%
209,828	American Campus Communities, Inc.	8,995,326
100,751	Home Properties, Inc.	6,981,037
130,670	Mid-America Apartment Communities, Inc.	10,096,871

		26,073,234

	REITs – Diversified – 0.5%
154,680	Potlatch Corp.	6,193,387

	REITs – Health Care – 0.9%
177,790	Omega Healthcare Investors, Inc.	7,212,940
112,953	Sabra Healthcare REIT, Inc.	3,744,392

		10,957,332

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Hotels – 0.6%
1,193,183	Hersha Hospitality Trust	$7,719,894

	REITs – Office Property – 0.8%
455,686	BioMed Realty Trust, Inc.	10,325,845

	REITs – Shopping Centers – 1.2%
787,609	Retail Opportunity Investments Corp.	14,413,245

	REITs – Single Tenant – 0.6%
167,884	National Retail Properties, Inc.	6,878,207

	REITs – Storage – 1.8%
476,518	CubeSmart	11,507,910
111,124	Sovran Self Storage, Inc.	10,438,988

		21,946,898

	Road & Rail – 1.6%
83,036	Avis Budget Group, Inc.(b)	4,900,370
60,044	Genesee & Wyoming, Inc., Class A(b)	5,790,643
114,466	Old Dominion Freight Line, Inc.(b)	8,848,222

		19,539,235

	Semiconductors & Semiconductor Equipment – 1.8%
118,293	Advanced Energy Industries, Inc.(b)	3,035,398
195,060	Diodes, Inc.(b)	5,570,914
238,605	Semtech Corp.(b)	6,357,630
386,510	Teradyne, Inc.	7,285,714

		22,249,656

	Software – 1.8%
104,301	Monotype Imaging Holdings, Inc.	3,404,385
176,066	Synchronoss Technologies, Inc.(b)	8,356,092
173,981	Verint Systems, Inc.(b)	10,774,643

		22,535,120

	Specialty Retail – 2.5%
270,990	Barnes & Noble, Inc.(b)	6,436,012
499,675	Christopher & Banks Corp.(b)	2,778,193
152,955	Genesco, Inc.(b)	10,894,985
270,679	MarineMax, Inc.(b)	7,175,700
119,919	Sally Beauty Holdings, Inc.(b)	4,121,616

		31,406,506

	Thrifts & Mortgage Finance – 0.6%
286,674	Capitol Federal Financial, Inc.	3,583,425
138,484	Federal Agricultural Mortgage Corp., Class C	3,903,864

		7,487,289

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – 1.0%
76,707	DXP Enterprises, Inc.(b)	$3,382,012
149,702	H&E Equipment Services, Inc.	3,741,053
203,875	Rush Enterprises, Inc., Class A(b)	5,578,020

		12,701,085

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Co. LLC	7,211,155

	Total Common Stocks (Identified Cost $783,921,920)	1,197,166,970

	Closed-End Investment Companies – 0.5%
486,012	Hercules Technology Growth Capital, Inc. (Identified Cost $6,305,501)	6,551,442

Principal Amount	Description	Value (†)

Short-Term Investments – 1.6%
$19,233,023	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $19,233,028 on 4/01/2015 collateralized by $19,570,000 Federal Home Loan Mortgage Corp., 1.000% due 9/27/2017 valued at $19,618,925 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,233,023)	19,233,023

	Total Investments – 99.4% (Identified Cost $809,460,444)(a)	1,222,951,435
	Other assets less liabilities—0.6%	7,215,431

	Net Assets – 100.0%	$1,230,166,866

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $809,460,444 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$432,192,032
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,701,041)

	Net unrealized appreciation	$413,490,991

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2015 (Unaudited)

Banks	13.1%
Machinery	5.2
Electronic Equipment, Instruments & Components	4.7
Hotels, Restaurants & Leisure	4.7
Media	4.6
IT Services	4.6
Commercial Services & Supplies	4.2
Insurance	3.9
Metals & Mining	2.6
Specialty Retail	2.5
REITs—Apartments	2.1
Chemicals	2.0
Other Investments, less than 2% each	43.6
Short-Term Investments	1.6

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
ASSETS
Investments at cost	$844,375,914	$809,460,444
Net unrealized appreciation	247,816,218	413,490,991

Investments at value	1,092,192,132	1,222,951,435
Cash	787	—
Receivable for Fund shares sold	1,289,945	961,334
Receivable for securities sold	2,842,376	9,013,744
Dividends and interest receivable	131,368	1,378,746

TOTAL ASSETS	1,096,456,608	1,234,305,259

LIABILITIES
Payable for securities purchased	12,692,993	2,344,379
Payable for Fund shares redeemed	280,469	746,563
Management fees payable (Note 5)	688,620	753,612
Deferred Trustees’ fees (Note 5)	106,668	169,532
Administrative fees payable (Note 5)	38,923	43,656
Payable to distributor (Note 5d)	12,911	13,767
Other accounts payable and accrued expenses	52,391	66,884

TOTAL LIABILITIES	13,872,975	4,138,393

NET ASSETS	$1,082,583,633	$1,230,166,866

NET ASSETS CONSIST OF:
Paid-in capital	$786,009,020	$763,828,423
Accumulated net investment (loss)/Undistributed net investment income	(8,896,324)	3,078,620
Accumulated net realized gain on investments	57,654,719	49,768,832
Net unrealized appreciation on investments	247,816,218	413,490,991

NET ASSETS	$1,082,583,633	$1,230,166,866

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$879,567,015	$803,593,365

Shares of beneficial interest	36,391,660	22,263,351

Net asset value, offering and redemption price per share	$24.17	$36.09

Retail Class:
Net assets	$176,540,384	$356,649,525

Shares of beneficial interest	7,743,134	9,995,238

Net asset value, offering and redemption price per share	$22.80	$35.68

Admin Class:
Net assets	$—	$62,371,880

Shares of beneficial interest	—	1,796,574

Net asset value, offering and redemption price per share	$—	$34.72

Class N:
Net assets	$26,476,234	$7,552,096

Shares of beneficial interest	1,093,587	209,101

Net asset value, offering and redemption price per share	$24.21	$36.12

See accompanying notes to financial statements.

20  |

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,350,496	$11,496,944 (a)
Interest	1,867	1,074
Less net foreign taxes withheld	—	(3,437)

	2,352,363	11,494,581

Expenses
Management fees (Note 5)	3,990,457	4,446,733
Service and distribution fees (Note 5)	214,500	589,258
Administrative fees (Note 5)	226,987	252,945
Trustees’ fees and expenses (Note 5)	15,131	16,233
Transfer agent fees and expenses (Notes 5 and 6)	610,283	608,172
Audit and tax services fees	19,885	20,325
Custodian fees and expenses	18,187	18,425
Legal fees	4,866	5,410
Registration fees	44,512	51,464
Shareholder reporting expenses	27,034	31,346
Miscellaneous expenses	14,809	16,176

Total expenses	5,186,651	6,056,487
Fee/expense recovery (Note 5)	—	577
Less waiver and/or expense reimbursement (Note 5)	—	(132,948)

Net expenses	5,186,651	5,924,116

Net investment income (loss)	(2,834,288)	5,570,465

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	68,334,149	62,967,688
Net change in unrealized appreciation (depreciation) on:
Investments	84,571,005	81,892,356

Net realized and unrealized gain on investments	152,905,154	144,860,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,070,866	$150,430,509

(a)	Includes non-recurring dividends of $1,721,173.

See accompanying notes to financial statements.

21  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income (loss)	$(2,834,288)	$(7,845,552)	$5,570,465	$5,191,535
Net realized gain on investments	68,334,149	146,827,349	62,967,688	145,244,540
Net change in unrealized appreciation (depreciation) on investments	84,571,005	(156,740,215)	81,892,356	(73,587,700)

Net increase (decrease) in net assets resulting from operations	150,070,866	(17,758,418)	150,430,509	76,848,375

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(4,236,276)	(1,957,501)
Retail Class	—	—	(1,054,845)	(74,356)
Admin Class	—	—	(1,677)	—
Class N	—	—	(44,634)	(3)
Net realized capital gains
Institutional Class	(121,284,863)	(64,424,433)	(93,076,570)	(64,817,421)
Retail Class	(25,100,168)	(15,631,057)	(45,284,938)	(35,067,106)
Admin Class	—	—	(7,970,136)	(6,651,623)
Class N	(2,724,416)	(529,097)	(870,050)	(103)

Total distributions	(149,109,447)	(80,584,587)	(152,539,126)	(108,568,113)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	39,017,649	7,643,805	78,318,223	(26,204,128)

Net increase (decrease) in net assets	39,979,068	(90,699,200)	76,209,606	(57,923,866)
NET ASSETS
Beginning of the period	1,042,604,565	1,133,303,765	1,153,957,260	1,211,881,126

End of the period	$1,082,583,633	$1,042,604,565	$1,230,166,866	$1,153,957,260

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(8,896,324)	$(6,062,036)	$3,078,620	$2,845,587

See accompanying notes to financial statements.

22  |

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$24.27		$26.35		$19.17		$15.06	$14.03		$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.16	)(b)	(0.15	)(c)	(0.14)	(0.13)		(0.11	)(d)
Net realized and unrealized gain (loss)	3.50		(0.09)		7.33		4.25	1.16	(e)	2.56

Total from Investment Operations	3.44		(0.25)		7.18		4.11	1.03		2.45

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—	—		—
Net realized capital gains	(3.54)		(1.83)		—		—	—		—

Total Distributions	(3.54)		(1.83)		—		—	—		—

Net asset value, end of the period	$24.17		$24.27		$26.35		$19.17	$15.06		$14.03

Total return	15.07	%(f)	(1.31	)%(b)	37.45	%(c)	27.29%	7.34%		21.16	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$879,567		$852,131		$914,000		$599,469	$154,313		$52,501
Net expenses	0.94	%(h)	0.94%		0.94%		0.95%	0.98	%(i)	1.00	%(j)
Gross expenses	0.94	%(h)	0.94%		0.94%		0.95%	0.98	%(i)	1.06%
Net investment loss	(0.49	)%(h)	(0.63	)%(b)	(0.70	)%(c)	(0.79)%	(0.78)%		(0.85	)%(d)
Portfolio turnover rate	31%		63%		56%		77%	76%		69%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12) and the ratio of net investment loss to average net assets would have been (0.92)%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of 0.03%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

23  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$23.10		$25.23		$18.41		$14.52		$13.55		$11.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.22	)(b)	(0.20	)(c)	(0.19)		(0.18)		(0.13	)(d)
Net realized and unrealized gain (loss)	3.32		(0.08)		7.02		4.08		1.15	(e)	2.47

Total from Investment Operations	3.24		(0.30)		6.82		3.89		0.97		2.34

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		—		—
Net realized capital gains	(3.54)		(1.83)		—		—		—		—

Total Distributions	(3.54)		(1.83)		—		—		—		—

Net asset value, end of the period	$22.80		$23.10		$25.23		$18.41		$14.52		$13.55

Total return	14.96	%(f)	(1.58	)%(b)	37.05	%(c)	26.79	%(g)	7.16	%(g)	20.87	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,540		$175,393		$211,724		$229,822		$113,110		$75,344
Net expenses	1.19	%(h)	1.21%		1.25	%(i)	1.25	%(j)	1.25	%(j)	1.25	%(j)
Gross expenses	1.19	%(h)	1.21%		1.25	%(i)	1.28%		1.27%		1.39%
Net investment loss	(0.75	)%(h)	(0.90	)%(b)	(0.99	)%(c)	(1.09)%		(1.07)%		(1.10	)%(d)
Portfolio turnover rate	31%		63%		56%		77%		76%		69%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14) and the ratio of net investment loss to average net assets would have been (1.17)%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  24

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$24.29		$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	3.50		(0.10)		6.25

Total from Investment Operations	3.46		(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—
Net realized capital gains	(3.54)		(1.83)		—

Total Distributions	(3.54)		(1.83)		—

Net asset value, end of the period	$24.21		$24.29		$26.36

Total return	15.14	%(c)	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,476		$15,080		$7,580
Net expenses	0.83	%(d)	0.83%		0.83	%(d)
Gross expenses	0.83	%(d)	0.83%		0.83	%(d)
Net investment loss	(0.36	)%(d)	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	31%		63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

25  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$36.40		$37.42		$29.14		$22.36		$22.93		$20.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	(b)	0.20		0.20		0.21		0.09	(c)	0.11
Net realized and unrealized gain (loss)	4.47		2.18		8.41		6.62		(0.50)		2.23

Total from Investment Operations	4.66		2.38		8.61		6.83		(0.41)		2.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.10)		(0.30)		(0.05)		(0.16)		(0.07)
Net realized capital gains	(4.75)		(3.30)		(0.03)		—		—		—

Total Distributions	(4.97)		(3.40)		(0.33)		(0.05)		(0.16)		(0.07)

Net asset value, end of the period	$36.09		$36.40		$37.42		$29.14		$22.36		$22.93

Total return	13.49	%(b)(d)(e)	6.17	%(d)	29.82	%(d)	30.59%		(1.88	)%(c)(d)	11.39	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$803,593		$730,901		$733,512		$572,776		$431,761		$454,853
Net expenses	0.90	%(f)(g)	0.90	%(g)	0.90	%(g)	0.90	%(h)	0.90	%(g)	0.90	%(g)
Gross expenses	0.92	%(f)	0.91%		0.91%		0.90	%(h)	0.93%		0.94%
Net investment income	1.04	%(b)(f)	0.53%		0.61%		0.76%		0.33	%(c)	0.50%
Portfolio turnover rate	9%		23%		22%		19%		42%		52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, total return would have been 13.34% and the ratio of net investment income to average net assets would have been 0.75%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been (1.93)% and the ratio of net investment income to average net assets would have been 0.28%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  26

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$35.98		$37.03	$28.84	$22.14	$22.71		$20.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.10	0.12	0.13	0.02	(c)	0.06
Net realized and unrealized gain (loss)	4.42		2.16	8.32	6.57	(0.48)		2.21

Total from Investment Operations	4.56		2.26	8.44	6.70	(0.46)		2.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.01)	(0.22)	—	(0.11)		(0.03)
Net realized capital gains	(4.75)		(3.30)	(0.03)	—	—		—

Total Distributions	(4.86)		(3.31)	(0.25)	—	(0.11)		(0.03)

Net asset value, end of the period	$35.68		$35.98	$37.03	$28.84	$22.14		$22.71

Total return(d)	13.33	%(b)(e)	5.90%	29.48%	30.26%	(2.12	)%(c)	11.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$356,650		$358,698	$403,475	$343,480	$347,759		$383,934
Net expenses(f)	1.15	%(g)	1.15%	1.15%	1.15%	1.15%		1.15%
Gross expenses	1.17	%(g)	1.20%	1.22%	1.22%	1.22%		1.24%
Net investment income	0.78	%(b)(g)	0.28%	0.37%	0.49%	0.08	%(c)	0.26%
Portfolio turnover rate	9%		23%	22%	19%	42%		52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, total return would have been 13.17% and the ratio of net investment income to average net assets would have been 0.49%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (2.16)% and the ratio of net investment income to average net assets would have been 0.03%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$35.06		$36.24	$28.22	$21.72	$22.30		$20.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	(b)	0.01	0.04	0.06	(0.04	)(c)	0.00 (d)
Net realized and unrealized gain (loss)	4.31		2.11	8.15	6.44	(0.49)		2.19

Total from Investment Operations	4.41		2.12	8.19	6.50	(0.53)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	—	(0.14)	—	(0.05)		—
Net realized capital gains	(4.75)		(3.30)	(0.03)	—	—		—

Total Distributions	(4.75)		(3.30)	(0.17)	—	(0.05)		—

Net asset value, end of the period	$34.72		$35.06	$36.24	$28.22	$21.72		$22.30

Total return(e)	13.23	%(b)(f)	5.63%	29.17%	29.93%	(2.40	)%(c)	10.89%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$62,372		$61,791	$74,892	$67,853	$65,500		$73,443
Net expenses(g)	1.36	%(h)	1.40%	1.40%	1.40%	1.40%		1.40%
Gross expenses	1.38	%(h)	1.51%	1.52%	1.52%	1.52%		1.56%
Net investment income (loss)	0.57	%(b)(h)	0.02%	0.11%	0.24%	(0.17	)%(c)	0.02%
Portfolio turnover rate	9%		23%	22%	19%	42%		52%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, total return would have been 13.07% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been (2.44)% and the ratio of net investment loss to average net assets would have been (0.22)%.
(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	(b)	0.23		0.06
Net realized and unrealized gain (loss)	4.45		2.18		5.30

Total from Investment Operations	4.67		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.11)		—
Net realized capital gains	(4.75)		(3.30)		—

Total Distributions	(4.99)		(3.41)		—

Net asset value, end of the period	$36.12		$36.44		$37.44

Total return	13.51	%(b)(c)	6.25	%(d)	16.71	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,552		$2,568		$1
Net expenses	0.85	%(e)(f)	0.85	%(g)	0.85	%(e)(g)
Gross expenses	0.85	%(e)(f)	0.89%		14.45	%(e)
Net investment income	1.22	%(b)(e)	0.60%		0.27	%(e)
Portfolio turnover rate	9%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, total return would have been 13.35% and the ratio of net investment income to average net assets would have been 0.87%.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.02%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

29  |

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. The Funds continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and Institutional Class, Retail Class and Admin Class (for the Small Cap Value Fund), collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital and capital gain distributions received, deferred Trustees’ fees and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$80,584,587	$80,584,587
Small Cap Value Fund	2,574,013	105,994,100	108,568,113

As of September 30, 2014, the late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund
Late-year ordinary and post-October capital loss deferrals*	$(5,935,433)	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated.

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Notes to Financial Statements – continued

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Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, neither Fund had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,040,280,329	$—	$—	$1,040,280,329
Short-Term Investments	—	51,911,803	—	51,911,803

Total	$1,040,280,329	$51,911,803	$—	$1,092,192,132

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,197,166,970	$—	$—	$1,197,166,970
Closed-End Investment Companies	6,551,442	—	—	6,551,442
Short-Term Investments	—	19,233,023	—	19,233,023

Total	$1,203,718,412	$19,233,023	$—	$1,222,951,435

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$326,669,014	$463,401,442
Small Cap Value Fund	109,940,418	185,713,920

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2015, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Small Cap Growth Fund	$3,990,457	0.75%
Small Cap Value Fund	4,446,733	0.75%

For the six months ended March 31, 2015, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$86,849	$39,323	$6,776	$—	$132,948

1Expense reimbursements are subject to possible recovery until September 30, 2016.

For the six months ended March 31, 2015, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
Small Cap Value Fund	$577

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management,

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$214,500	$—
Small Cap Value Fund	76,978	446,695	65,585

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$226,987
Small Cap Value Fund	252,945

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$597,590
Small Cap Value Fund	585,813

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

As of March 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,911
Small Cap Value Fund	13,767

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

|  40

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

f.  Affiliated Ownership. As of March 31, 2015, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	1.06%	1.47%	2.53%
Small Cap Value Fund	1.57%	2.32%	3.89%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Payment by Affiliates. For the six months ended March 31, 2015, NGAM Distribution refunded Small Cap Value Fund $11,393 in connection with an overpayment of prior year Admin Class Service fees, reflected on the Statements of Operations as a reduction of Service and distribution fees.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2015, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$509,857	$100,214	$—	$212
Small Cap Value Fund	392,051	184,221	31,743	157

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, neither Fund had borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit

41  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

(as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2015, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$35,396
Small Cap Value Fund	17,752

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
Small Cap Growth Fund	1	20.16%	2.53%	22.69%
Small Cap Value Fund	3	25.72%	3.89%	29.61%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,222,591	$76,447,827	8,265,332	$214,034,486
Issued in connection with the reinvestment of distributions	5,134,319	117,062,465	2,386,288	61,256,020
Redeemed	(7,079,416)	(168,186,049)	(10,228,143)	(257,989,269)

Net change	1,277,494	$25,324,243	423,477	$17,301,237

Retail Class
Issued from the sale of shares	517,009	$11,677,961	1,803,527	$44,732,574
Issued in connection with the reinvestment of distributions	1,163,810	25,045,197	637,221	15,605,531
Redeemed	(1,529,241)	(34,023,925)	(3,240,173)	(78,525,108)

Net change	151,578	$2,699,233	(799,425)	$(18,187,003)

Class N
Issued from the sale of shares	439,108	$10,307,520	426,210	$10,866,912
Issued in connection with the reinvestment of distributions	119,335	2,724,416	20,604	529,097
Redeemed	(85,693)	(2,037,763)	(113,573)	(2,866,438)

Net change	472,750	$10,994,173	333,241	$8,529,571

Increase (decrease) from capital share transactions	1,901,822	$39,017,649	(42,707)	$7,643,805

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

	Small Cap Value Fund
	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,833,048	$64,798,683	3,763,242	$142,391,032
Issued in connection with the reinvestment of distributions	2,730,775	93,993,275	1,733,383	64,429,846
Redeemed	(2,380,840)	(86,107,541)	(5,018,897)	(188,920,687)

Net change	2,182,983	$72,684,417	477,728	$17,900,191

Retail Class
Issued from the sale of shares	443,609	$15,574,895	981,833	$36,703,146
Issued in connection with the reinvestment of distributions	1,357,910	46,236,825	952,559	35,063,705
Redeemed	(1,775,877)	(62,257,733)	(2,862,025)	(107,131,359)

Net change	25,642	$(446,013)	(927,633)	$(35,364,508)

Admin Class
Issued from the sale of shares	204,966	$6,963,133	613,122	$22,321,084
Issued in connection with the reinvestment of distributions	179,802	5,960,432	143,514	5,157,882
Redeemed	(350,565)	(12,116,951)	(1,060,940)	(38,817,639)

Net change	34,203	$806,614	(304,304)	$(11,338,673)

Class N
Issued from the sale of shares	132,187	$5,080,953	95,239	$3,550,943
Issued in connection with the reinvestment of distributions	26,567	914,684	3	106
Redeemed	(20,138)	(722,432)	(24,788)	(952,187)

Net change	138,616	$5,273,205	70,454	$2,598,862

Increase (decrease) from capital share transactions	2,381,444	$78,318,223	(683,755)	$(26,204,128)

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Loomis Sayles Bond Fund

Semiannual Report

March 31, 2015

Portfolio Review	1
Portfolio of Investments	4
Financial Statements	34
Notes to Financial Statements	41

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Elaine M. Stokes	Admin Class	LBFAX
	Class N	LSBNX

Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/16/91)	-1.35%	0.70%	7.24%	7.34%	—%
Retail Class (Inception 12/31/96)	-1.41	0.51	6.95	7.05	—

Admin Class (Inception 1/2/98)	-1.60	0.19	6.66	6.77	—
Class N (Inception 2/1/13)	-1.31	0.83	—	—	3.59

Comparative Performance
Barclays U.S. Government/Credit Bond Index[1]	3.69	5.86	4.75	4.96	2.93

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment-grade U.S. corporate securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

|  2

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$986.50	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

Retail Class
Actual	$1,000.00	$985.90	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48

Admin Class
Actual	$1,000.00	$984.00	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74

Class N
Actual	$1,000.00	$986.90	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*   Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.64%, 0.89%, 1.14% and 0.57% for Institutional, Retail, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

3  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 87.8% of Net Assets

Non-Convertible Bonds – 81.3%

	ABS Car Loan – 0.1%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,077,144
22,950,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	18,182,242

		24,259,386

	ABS Home Equity – 0.1%
13,867,664	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.629%, 4/25/2035(b)	14,127,350

	ABS Other – 0.4%
31,215,396	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	31,062,441
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(g)	27,491,965
21,080,833	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	21,080,833
7,663,095	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	7,663,095
16,669,380	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	16,586,033

		103,884,367

	Aerospace & Defense – 0.8%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	34,484,981
100,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	94,500
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,180,293
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,049,120
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,785,000
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	305,938
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	25,338,802
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	28,537,600
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	862,400
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,260,525
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	41,208,192
27,916,000	TransDigm, Inc., 6.500%, 7/15/2024	28,055,580
1,550,000	TransDigm, Inc., 7.500%, 7/15/2021	1,666,250

		186,829,181

	Airlines – 2.8%
24,305,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	20,437,271
4,971,295	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,195,004
220,000	Allegiant Travel Co., 5.500%, 7/15/2019	225,500

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$232,615,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	$238,721,144
20,599,892	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	21,468,590
7,674,633	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	7,997,121
14,273,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,381,332
4,480,078	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,734,367
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	34,250,575
252,249	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	252,249
234,085	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	243,004
47,502	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	50,827
1,872,375	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,975,355
686,928	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	710,490
2,147,973	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,429,787
1,845,603	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,057,847
1,155,415	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,268,068
2,668,114	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,854,882
1,529,132	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,573,936
14,613,896	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	16,458,900
24,113,467	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	25,893,041
18,180,831	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	19,680,750
22,949,053	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	26,563,529
5,015,748	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	5,354,311
2,231,697	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,619,566

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$3,278,874	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	$3,803,494
1,359,060	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,478,793
15,219,509	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	17,111,294
20,066,996	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	21,672,356
676,659	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	738,438
6,915,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	7,321,740
12,595,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	12,772,841
325,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	344,094
16,088,959	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	17,536,965
15,574,163	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	18,416,447
348,757	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	402,814
18,695,633	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	21,359,761
9,731,884	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,045,688
5,166,998	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	5,304,440
6,747,341	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,219,655
623,167	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	649,651
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	57,868,800
8,011,465	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	8,332,885
13,071,671	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	13,365,784

		684,143,386

	Automotive – 1.4%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	4,101,066
12,977,000	Ford Motor Co., 6.375%, 2/01/2029	16,037,301
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,980,582
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,952,435
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	83,460,425
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,465,299
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	68,645,385
65,430,000	Ford Motor Co., 7.450%, 7/16/2031	90,332,004
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	2,089,695
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	40,226,659

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	$9,586,725
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,697,080
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,490,950
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,046,875

		343,112,481

	Banking – 10.7%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(e)	6,557,307
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	128,309,047
895,000	Ally Financial, Inc., 5.125%, 9/30/2024	922,969
40,568,000	Ally Financial, Inc., 7.500%, 9/15/2020	47,515,270
42,006,000	Ally Financial, Inc., 8.000%, 12/31/2018	47,466,780
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	50,783,750
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	38,516,981
100,035,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	29,463,082
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,549,422
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,181,370
4,887,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	5,898,455
18,860,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	19,105,916
35,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	37,406
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	39,991,067
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	13,537,831
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	79,757,764
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	44,541,756
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	34,138,929
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	26,418,900
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	54,362,798
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	26,806,500
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(e)	31,213,634
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	20,169,119
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	12,533,659
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	8,104,094
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	40,225,821
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,239,636

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	$42,076,213
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	15,614,775
24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	27,102,088
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	10,662,855
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	31,095,311
4,900,000	Citigroup, Inc., EMTN, 1.312%, 11/30/2017, (EUR)(b)	5,265,755
16,780,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	18,058,418
4,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	4,187,392
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	23,149,765
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,125,424
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	81,251,720
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,612,783
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	39,329,339
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	73,121,396
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,838,800
55,385,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	56,685,994
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	52,027,905
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	19,739,946
83,493,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	98,093,170
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(e)	35,148,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 144A(e)	5,409,300
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,198,445
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	44,366,572
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.577%, 9/14/2018, (EUR)(b)	1,696,563
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,409,514
82,175,000	Morgan Stanley, 2.125%, 4/25/2018	83,077,528
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,418,527
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,912,437
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	49,483,302
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	42,758,633
15,520,000	Morgan Stanley, 4.875%, 11/01/2022	16,950,354
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	61,137,208
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	121,356,286
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	125,670,666
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,249,264
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	93,250,650
107,640,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	112,022,132
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	18,627,495
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	14,870,562

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	$13,307,018
18,000,000	Morgan Stanley, Series F, MTN, 0.707%, 10/18/2016(b)	17,978,112
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	56,771,747
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,945,364
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(e)	3,031,131
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(e)	7,561,620
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	1,485,499
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	24,281,264
34,220,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	38,064,343
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	36,316,596
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	16,890,375
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,470,512
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	14,133,144
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,548,670
950,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	980,882
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,370,760
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	10,106,404
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,203,256

		2,571,848,447

	Brokerage – 0.9%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,576,280
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	28,945,175
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,802,192
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,218,465
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	29,447,897
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,222,240
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	65,785,290

		227,997,539

	Building Materials – 0.8%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	13,162,800
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,843,772
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,506,738
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,176,669
15,272,000	Masco Corp., 6.500%, 8/15/2032	16,341,040
23,972,000	Masco Corp., 7.125%, 3/15/2020	28,107,170
9,733,000	Masco Corp., 7.750%, 8/01/2029	11,290,280
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	2,295,436
214,000	Owens Corning, 6.500%, 12/01/2016	230,086

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Building Materials – continued
$51,420,000	Owens Corning, 7.000%, 12/01/2036	$62,987,083
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,423,286
17,605,000	USG Corp., 9.750%, 1/15/2018	20,377,787

		186,742,147

	Cable Satellite – 0.3%
4,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	4,492,594
965,000	DISH DBS Corp., 5.000%, 3/15/2023	938,270
1,105,000	DISH DBS Corp., 5.875%, 11/15/2024	1,106,381
500,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	461,250
275,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	253,000
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	34,298,779
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	639,865
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,630,769
9,660,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	10,143,000

		64,963,908

	Chemicals – 1.1%
255,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	274,125
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	56,727,287
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,200,000
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	21,454,991
4,955,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	4,372,788
3,390,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,373,000
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(c)	19,702,020
1,128,000	Hexion, Inc., 8.375%, 4/15/2016(c)	1,082,880
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(c)	6,556,900
405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	400,444
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	118,787,906
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,362,641
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,109,075

		261,404,057

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,453,781
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	32,650,105
1,095,000	United Rentals North America, Inc., 6.125%, 6/15/2023	1,159,331
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,372,550

		42,635,767

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – 0.1%
$3,721,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	$3,953,563
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,050,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,030,487
1,044,819	Servus Luxembourg Holding SCA, 7.750%, 6/15/2018, 144A, (EUR)	1,178,210

		15,212,260

	Consumer Products – 0.3%
15,036,000	Avon Products, Inc., 7.700%, 3/15/2043	12,630,240
57,550,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	60,644,061
3,210,000	Visant Corp., 10.000%, 10/01/2017	2,872,950

		76,147,251

	Diversified Manufacturing – 0.0%
225,000	Amsted Industries, Inc., 5.000%, 3/15/2022, 144A	226,406

	Electric – 2.1%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	2,998,125
11,970,000	AES Corp. (The), 5.500%, 3/15/2024	11,940,075
61,089,168	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	72,627,629
78,043,538	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	82,153,311
2,725,751	CE Generation LLC, 7.416%, 12/15/2018	2,712,122
49,684,000	DPL, Inc., 6.750%, 10/01/2019, 144A	52,416,620
12,250,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	12,877,812
69,835,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/2024, 144A	73,152,162
70,000,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	72,450,000
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	69,295,566
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	24,405,036
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	7,691,795
8,663,000	Endesa S.A., 7.875%, 2/01/2027	11,434,424
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,082,098
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,042,240
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	4,190,193
861,540	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	915,386
112,789	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	116,749

		516,501,343

	Finance Companies – 5.8%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,325,000
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,766,750
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	81,096,802
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	48,336,364
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	70,054,231
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	35,215,230
12,965,000	General Electric Capital Corp., Series A, MTN, 0.553%, 5/13/2024(b)	12,153,858

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	$201,919,159
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	461,825
9,293,000	International Lease Finance Corp., 4.625%, 4/15/2021	9,618,255
11,568,000	International Lease Finance Corp., 5.875%, 4/01/2019	12,551,280
37,440,000	International Lease Finance Corp., 5.875%, 8/15/2022	41,558,400
5,265,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,752,012
17,780,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,647,150
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	6,100,350
19,330,000	iStar Financial, Inc., 4.875%, 7/01/2018	19,426,650
20,395,000	iStar Financial, Inc., 5.000%, 7/01/2019	20,395,000
34,525,000	iStar Financial, Inc., 5.850%, 3/15/2017	35,906,000
4,865,000	iStar Financial, Inc., 6.050%, 4/15/2015	4,871,081
30,235,000	iStar Financial, Inc., 7.125%, 2/15/2018	32,200,275
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,786,050
30,220,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	31,051,050
2,335,000	Navient Corp., 5.875%, 10/25/2024	2,183,225
34,415,000	Navient LLC, 4.875%, 6/17/2019	34,328,962
27,420,000	Navient LLC, 5.500%, 1/25/2023	26,117,550
150,996(††)	Navient LLC, 6.000%, 12/15/2043	3,372,370
9,995,000	Navient LLC, MTN, 4.625%, 9/25/2017	10,144,925
11,663,000	Navient LLC, MTN, 5.500%, 1/15/2019	11,896,260
68,000,000	Navient LLC, MTN, 6.125%, 3/25/2024	65,280,000
8,000,000	Navient LLC, MTN, 7.250%, 1/25/2022	8,440,000
3,355,000	Navient LLC, MTN, 8.000%, 3/25/2020	3,724,385
23,623,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	23,623,000
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	41,775,900
74,428,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	82,615,080
400,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	412,000
78,860,000	Springleaf Finance Corp., 5.250%, 12/15/2019	77,972,825
195,700,000	Springleaf Finance Corp., 7.750%, 10/01/2021	214,291,500
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	87,575,625
4,690,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,865,875
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	986,425

		1,398,798,679

	Food & Beverage – 0.2%
3,420,000	Constellation Brands, Inc., 4.750%, 11/15/2024	3,616,650
37,225,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	43,739,375
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,214,264

		48,570,289

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Government Owned – No Guarantee – 0.3%
$33,495,000	DP World Ltd., 6.850%, 7/02/2037, 144A	$37,919,355
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	30,874,000
17,035,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	13,796,646

		82,590,001

	Healthcare – 3.3%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	2,911,950
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,737,080
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	7,659,187
5,250,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,676,300
237,365,000	HCA, Inc., 5.250%, 4/15/2025	256,354,200
12,950,000	HCA, Inc., 5.875%, 3/15/2022	14,338,110
163,835,000	HCA, Inc., 5.875%, 5/01/2023	176,941,800
27,204,000	HCA, Inc., 7.050%, 12/01/2027	28,972,260
27,148,000	HCA, Inc., 7.500%, 12/15/2023	30,846,915
27,545,000	HCA, Inc., 7.500%, 11/06/2033	29,748,600
71,181,000	HCA, Inc., 7.690%, 6/15/2025	80,434,530
45,324,000	HCA, Inc., 8.360%, 4/15/2024	53,482,320
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	24,554,880
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,503,910
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023, 144A	1,001,925
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	359,497
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,397,825
2,250,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,205,000
10,174,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	10,097,695
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	31,633,150
355,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	362,100
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	725,363

		790,944,597

	Home Construction – 0.8%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,052,675
160,000	DR Horton, Inc., 4.375%, 9/15/2022	160,000
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	14,386,940
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,695,375
54,013,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	52,122,545
2,835,000	KB Home, 8.000%, 3/15/2020	3,061,800
10,320,000	Lennar Corp., 4.500%, 6/15/2019	10,655,400
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	65,028,225
18,575,000	Pulte Group, Inc., 6.375%, 5/15/2033	19,225,125
245,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024, 144A	239,487
13,360,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	13,042,700

		186,670,272

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – 1.4%
$7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	$6,826,200
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,953,905
345,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	317,400
140,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	136,150
6,516,000	California Resources Corp., 5.000%, 1/15/2020, 144A	5,880,690
107,676,000	California Resources Corp., 5.500%, 9/15/2021, 144A	95,530,147
16,169,000	California Resources Corp., 6.000%, 11/15/2024, 144A	14,188,297
1,200,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,125,000
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,488
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,027,300
9,363,000	Continental Resources, Inc., 3.800%, 6/01/2024	8,630,252
705,000	Continental Resources, Inc., 4.500%, 4/15/2023	684,224
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,120,456
710,000	Halcon Resources Corp., 8.875%, 5/15/2021	493,450
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022	5,154,300
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	133,400
95,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	87,875
235,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	221,488
4,855,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	4,709,350
3,860,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	3,821,400
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	290,500
6,235,000	QEP Resources, Inc., 5.250%, 5/01/2023	6,110,300
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,439,062
12,745,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	8,571,012
2,700,000	Rex Energy Corp., 8.875%, 12/01/2020	2,106,000
9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022	9,262,500
17,661,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	16,777,950
715,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	672,100
175,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	164,938
100,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	93,000
12,849,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	12,913,245
22,645,000	Sanchez Energy Corp., 6.125%, 1/15/2023	20,352,194
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	12,047,400
4,325,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,638,250
90,000	SM Energy Co., 5.000%, 1/15/2024	84,735
20,982,000	SM Energy Co., 6.125%, 11/15/2022, 144A	20,877,090
1,325,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	1,195,812
58,750,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	50,378,125

		333,030,985

	Industrial Other – 0.1%
10,205,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	10,562,175
10,640,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	11,172,000

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Industrial Other – continued
$160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	$163,200
9,280,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	5,104,000
8,380,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	8,924,700

		35,926,075

	Integrated Energy – 0.0%
2,155,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	1,255,288
1,250,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	735,250

		1,990,538

	Leisure – 0.0%
1,270,000	Six Flags Entertainment Corp., 5.250%, 1/15/2021, 144A	1,304,925
210,000	WMG Acquisition Corp., 6.000%, 1/15/2021	214,200

		1,519,125

	Life Insurance – 1.8%
16,485,000	American International Group, Inc., 4.125%, 2/15/2024	17,845,441
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	7,059,652
910,000	American International Group, Inc., 6.250%, 3/15/2087	1,037,089
6,981,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	9,899,407
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	14,618,305
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,459,251
6,368,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,113,935
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	109,498,471
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,942,401
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	16,589,854
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,621,505
5,760,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	4,845,600
31,605,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	27,022,275
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,022,163
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	17,088,913
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	77,748,549
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	62,390,642
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	15,027,271
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	7,462,792

		421,293,516

	Local Authorities – 1.2%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,929,574
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	83,062,715
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	120,947,554

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Local Authorities – continued
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	$1,088,626
4,073,021	Province of Alberta, 5.930%, 9/16/2016, (CAD)	3,372,515
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,221,164
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	56,333,460

		296,955,608

	Media Entertainment – 0.8%
1,220,000	AMC Networks, Inc., 4.750%, 12/15/2022	1,214,656
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	9,395,810
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,527,213
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	63,650,750
9,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	9,778,413
23,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	24,676,763
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	35,853,562
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,835,625
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	28,764,225
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	10,170,160

		188,867,177

	Metals & Mining – 1.7%
7,894,272	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	5,289,162
155,000	AK Steel Corp., 7.625%, 5/15/2020	133,300
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	14,962,264
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	12,988,536
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	2,151,920
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	7,461,274
35,180,000	ArcelorMittal, 7.500%, 3/01/2041	36,587,200
3,635,000	ArcelorMittal, 7.750%, 10/15/2039	3,816,750
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,945,896
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	24,617,942
11,380,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	6,372,800
5,260,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	2,787,800
56,877,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	29,007,270
12,503,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	9,252,220
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	29,781,275
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	92,250
16,175,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	14,921,438
975,000	Hecla Mining Co., 6.875%, 5/01/2021	862,875
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	20,034,125
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	69,764,100
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,061,250
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,730,330
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	13,532,850

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$8,015,000	United States Steel Corp., 6.875%, 4/01/2021	$7,889,766
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	24,578,400
38,460,000	United States Steel Corp., 7.500%, 3/15/2022	38,460,000
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	12,066,529

		407,149,522

	Midstream – 1.0%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	775,762
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	8,378,173
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,224,893
7,325,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	7,689,895
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	8,961,052
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	243,842
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,512,651
33,023,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	32,899,164
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	217,556
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,959,944
52,880,000	NiSource Finance Corp., 6.400%, 3/15/2018	60,105,735
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,453,262
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	28,099,414
1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,513,200
31,350,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	32,290,500
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,269,178
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,122,355

		245,716,576

	Mortgage Related – 0.0%
61,630	FHLMC, 5.000%, 12/01/2031	68,568

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
12,805,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	10,564,087
11,160,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	11,442,694
24,450,095	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	19,557,374
38,685,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)	38,955,795

		80,519,950

	Oil Field Services – 0.6%
485,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	358,900
14,585,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	10,719,975

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Oil Field Services – continued
$8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	$5,803,065
9,404,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	2,539,080
2,464,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	689,920
15,933,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	4,540,905
2,507,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	770,903
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	14,364,975
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	9,738,960
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	15,651,440
10,000	Precision Drilling Corp., 5.250%, 11/15/2024, 144A	8,350
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	9,275
20,000	Precision Drilling Corp., 6.625%, 11/15/2020	18,850
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	25,705,383
10,432,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	6,259,200
1,180,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019	708,000
42,355,000	Transocean, Inc., 3.800%, 10/15/2022	30,905,935
6,530,000	Transocean, Inc., 6.375%, 12/15/2021	5,493,362

		134,286,478

	Packaging – 0.1%
1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,182,950
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	11,075,570
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,694,344

		13,952,864

	Paper – 1.2%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	39,015,293
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	475,935
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	124,205,279
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	19,006,934
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,377,652
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	11,075,914
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	48,624,041
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,080,704
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,855,994

		280,717,746

	Pharmaceuticals – 0.0%
835,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	867,356

	Property & Casualty Insurance – 0.4%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	25,919,485
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	21,124,982

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	$2,051,000
9,473,000	Loews Corp., 2.625%, 5/15/2023	9,249,437
13,985,000	MBIA Insurance Corp., 11.513%, 1/15/2033, 144A(b)(g)	7,586,863
80,000	MBIA Insurance Corp., 11.513%, 1/15/2033(b)(g)	43,400
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,959,116
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	13,053,841
1,140,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	1,201,275
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	8,192,371
2,110,000	XLIT Ltd., 6.375%, 11/15/2024	2,599,486

		97,981,256

	Railroads – 0.4%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	94,101,607
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	7,743,366
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	63,137

		101,908,110

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,386,538

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,049,039

	Retailers – 0.7%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,054,400
1,850,000	Dillard’s, Inc., 7.130%, 8/01/2018	2,072,000
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,133,615
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,514,375
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	16,275,282
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,924,437
9,870,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	9,327,150
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	26,803,250
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,478,075
33,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	33,295,500
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	17,409,990
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	11,664,158
845,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	515,450
26,880,000	Toys R Us, Inc., 7.375%, 10/15/2018	18,345,600

		161,813,282

	Sovereigns – 0.5%
106,865,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	118,222,612

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – 1.1%
$59,503,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	$63,668,210
104,725,000	New Albertson’s, Inc., 7.450%, 8/01/2029	95,823,375
27,027,000	New Albertson’s, Inc., 7.750%, 6/15/2026	25,540,515
19,652,000	New Albertson’s, Inc., 8.000%, 5/01/2031	18,669,400
6,955,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,850,675
21,208,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	17,549,620
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,692,550
35,540,000	SUPERVALU, Inc., 7.750%, 11/15/2022	37,850,100

		269,644,445

	Supranational – 1.3%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	3,466,406
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	26,003,560
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	16,578,402
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	54,326,493
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	147,215,945
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	35,721,233
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	32,854,095

		316,166,134

	Technology – 2.0%
335,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	288,937
3,155,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	3,013,025
141,979,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	143,398,790
5,326,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,379,260
3,310,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,525,150
36,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	39,240,000
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	59,634,940
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,961,830
5,645,000	Corning, Inc., 7.250%, 8/15/2036	7,343,885
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	20,157,636
13,000,000	First Data Corp., 10.625%, 6/15/2021	14,787,500
8,964,000	First Data Corp., 11.250%, 1/15/2021	10,196,550
57,559,000	First Data Corp., 11.750%, 8/15/2021	66,552,594
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	77,617,322
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,090,803
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	5,022,816
3,289,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,249,569
7,550,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	7,776,500
40,000	Xerox Corp., 6.350%, 5/15/2018	45,174
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	652,140

		485,934,421

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Transportation Services – 0.3%
$20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	$18,054,840
11,219,429	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	11,415,769
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(g)(h)	8,583,152
4,162,242	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(d)	4,245,487
3,820,009	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	3,877,310
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(g)(h)	20,553,896
3,242,878	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(d)	3,486,094
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(g)(h)	278,373
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,607,141
770,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	795,025

		74,897,087

	Treasuries – 26.5%
913,810,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	726,026,392
445,239,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	353,512,489
254,495,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	205,872,600
597,515,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	473,256,601
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	128,355,531
201,175,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	161,381,567
6,575,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	4,937,316
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	576,196
2,475,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	1,268,503
4,740,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	2,430,865
10,000,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	862,608
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	2,335,010
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	7,892,998
498,832,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	44,522,902
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	30,404,061
8,357,200(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	55,857,665
8,554,600(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	58,684,606
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	34,128,679
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	73,922,315
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	295,792,140
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	26,046,213

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	$968,472
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	293,481,424
137,580,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	109,978,507
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	111,144,702
8,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	5,933,730
1,317,525,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	175,147,724
2,111,375,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	263,082,509
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	77,293,086
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	32,788,418
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	3,147,389
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	46,826,256
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	12,641,362
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	31,557,465
840,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	841,050,000
1,083,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	1,084,015,854
225,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	225,123,075
75,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	75,023,400
299,660,000	U.S. Treasury Note, 0.500%, 6/30/2016	300,151,742

		6,377,422,372

	Wireless – 0.5%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	17,788,563
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	9,375,183
44,104,000	Sprint Capital Corp., 6.875%, 11/15/2028	40,465,420
21,999,000	Sprint Capital Corp., 6.900%, 5/01/2019	22,741,466
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,673,000
16,537,000	Sprint Communications, Inc., 6.000%, 11/15/2022	15,710,150
11,346,000	Sprint Corp., 7.250%, 9/15/2021	11,402,730

		126,156,512

	Wirelines – 4.9%
75,360,000	AT&T, Inc., 2.625%, 12/01/2022	73,392,350
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	60,155,972
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,862,001
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,014,861
10,946,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	10,732,879
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	115,884,719
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	11,445,200
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	7,431,841
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,368,000
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	12,140,887
27,505,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	32,162,551
8,735,000	Embarq Corp., 7.995%, 6/01/2036	10,386,789
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	12,137,775
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	21,799,362

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	$24,061,950
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	59,400
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,105,613
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,326,800
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,477,307
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,981,422
39,795,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	40,865,485
1,235,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,270,892
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	41,376,300
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,547,356
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,711,190
305,000	Oi S.A., 5.750%, 2/10/2022, 144A	248,728
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	25,120,982
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	47,632,073
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,089,981
30,015,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	32,716,350
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	65,347,730
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,483,600
41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	43,669,500
38,025,000	Qwest Corp., 6.875%, 9/15/2033	38,159,342
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,511,020
10,785,000	Qwest Corp., 7.250%, 9/15/2025	12,537,562
785,000	Qwest Corp., 7.250%, 10/15/2035	813,118
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	65,423,330
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	34,620,920
10,500,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	13,077,864
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	7,136,381
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	8,748,236
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,088,165
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,399,951
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	50,369,797
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	8,188,514
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	32,270,267
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	7,114,713
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	38,239,606
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	24,310,213
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	71,625,215
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,813,611
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,587,813

		1,172,043,484

	Total Non-Convertible Bonds (Identified Cost $19,601,939,126)	19,583,096,490

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – 5.1%

	Chemicals – 0.0%
$5,934,000	RPM International, Inc., 2.250%, 12/15/2020	$6,994,703

	Construction Machinery – 0.2%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	39,378,125

	Consumer Cyclical Services – 0.6%
670,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	780,969
13,720,000	Jarden Corp., 1.125%, 3/15/2034	16,292,500
14,067,000	KB Home, 1.375%, 2/01/2019	13,451,569
47,850,000	Lennar Corp., 3.250%, 11/15/2021, 144A	106,735,406
1,015,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	988,356
415,000	Standard Pacific Corp., 1.250%, 8/01/2032	511,747

		138,760,547

	Consumer Products – 0.1%
14,405,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	15,584,409

	Energy – 0.6%
32,690,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	29,666,175
86,709,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	83,078,061
22,116,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	22,171,290

		134,915,526

	Healthcare – 0.5%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	34,320,825
2,929,000	Omnicare, Inc., 3.250%, 12/15/2035	3,428,761
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	86,453,062

		124,202,648

	Non-Captive Diversified – 0.0%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	889,350

	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	3,135,479
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,435,605

		7,571,084

	Property & Casualty Insurance – 0.3%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	86,039,700

	REITs – Mortgage – 0.0%
1,761,000	iStar Financial, Inc., 3.000%, 11/15/2016	2,085,684

	Retailers – 0.0%
1,060,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	1,022,900

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – 2.8%
3,668,041(††††)	Alcatel-Lucent, Series ALU, 0.125%, 1/30/2020, (EUR)	$17,954,016
9,685,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	10,187,409
83,499,000	Ciena Corp., 0.875%, 6/15/2017	82,820,571
14,865,000	Ciena Corp., 3.750%, 10/15/2018, 144A	18,218,916
318,925,000	Intel Corp., 3.250%, 8/01/2039	503,502,844
4,989,000	Intel Corp., 3.482%, 12/15/2035(b)	6,205,069
15,405,000	JDS Uniphase Corp., 0.625%, 8/15/2033	15,934,547
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	2,109,572
7,237,104	Liberty Media LLC, 3.500%, 1/15/2031	6,824,770
1,195,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,186,037
6,985,000	Rovi Corp., 0.500%, 3/01/2020, 144A	6,657,578

		671,601,329

	Total Convertible Bonds (Identified Cost $862,715,371)	1,229,046,005

Municipals – 1.4%

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,610,077

	Illinois – 0.5%
69,245,000	State of Illinois, 5.100%, 6/01/2033	70,041,317
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	37,767,316

		107,808,633

	Michigan – 0.1%
20,115,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,677,062

	Ohio – 0.0%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,723,672

	Virginia – 0.5%
171,050,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	130,374,310

	Puerto Rico – 0.3%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	69,872,200

	Total Municipals (Identified Cost $366,862,815)	340,065,954

	Total Bonds and Notes (Identified Cost $20,831,517,312)	21,152,208,449

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – 2.2%

	Automotive – 0.1%
$9,494,660	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	$9,470,923
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	7,725,514

		17,196,437

	Cable Satellite – 0.0%
9,403,907	CSC Holdings, Inc., New Term Loan B, 2.678%, 4/17/2020(b)	9,356,887

	Chemicals – 0.3%
7,323,532	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	7,323,532
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	7,794,756
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	47,933,531

		63,051,819

	Construction Machinery – 0.0%
8,657,275	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	8,484,129

	Consumer Cyclical Services – 0.4%
55,351,875	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	53,829,699
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)	53,101,875

		106,931,574

	Consumer Products – 0.1%
24,748,498	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	24,836,107

	Diversified Manufacturing – 0.1%
6,636,774	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	5,807,178
12,409,095	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	11,478,413

		17,285,591

	Finance Companies – 0.4%
91,861,633	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	93,852,274

	Financial Other – 0.1%
19,000,000	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(b)	18,976,250

	Industrial Other – 0.0%
2,895,396	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	2,880,919

	Media Entertainment – 0.0%
12,754,846	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	10,331,425

	Natural Gas – 0.1%
13,566,074	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	12,819,940

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Oil Field Services – 0.1%
$3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	$2,400,182
8,186,696	Paragon Offshore Finance Co., Term Loan B, 3.750%, 7/18/2021(b)	5,607,887
3,860,366	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(b)	3,292,892
3,558,623	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)	2,846,898

		14,147,859

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,400,563

	Property & Casualty Insurance – 0.0%
1,900,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 10/16/2020(j)	1,634,688

	Retailers – 0.1%
18,458,624	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	18,161,994
4,937,500	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	4,661,839

		22,823,833

	Supermarkets – 0.2%
35,778,061	Albertson’s Holdings LLC, Term Loan B4, 5.500%, 8/25/2021(b)	36,061,423
22,550,182	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	22,606,558

		58,667,981

	Technology – 0.1%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	5,368,283
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	6,573,124

		11,941,407

	Transportation Services – 0.0%
5,702,540	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	5,659,771

	Wireless – 0.0%
4,615,385	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	4,630,385

	Wirelines – 0.1%
6,449,396	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	6,457,458
11,748,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	11,652,606
2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,525,601

		20,635,665

	Total Senior Loans (Identified Cost $531,167,250)	530,545,504

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – 6.4%

	Airlines – 0.1%
213,831	United Continental Holdings, Inc.(g)	$14,380,135

	Automobiles – 1.4%
21,480,222	Ford Motor Co.	346,690,783

	Chemicals – 0.7%
758,127	PPG Industries, Inc.	170,987,964

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(g)	15,053,247

	Diversified Telecommunication Services – 0.3%
403,884	Hawaiian Telcom Holdco, Inc.(g)	10,755,431
421,481	Level 3 Communications, Inc.(g)	22,692,540
2,657,843	Telefonica S.A., Sponsored ADR	38,140,047

		71,588,018

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	14,299,513

	Multi-Utilities – 0.0%
63,091	CMS Energy Corp.	2,202,507

	Oil, Gas & Consumable Fuels – 0.3%
1,033,462	Chesapeake Energy Corp.	14,633,822
868,395	Repsol YPF S.A., Sponsored ADR	16,178,199
758,315	Royal Dutch Shell PLC, ADR	45,233,489

		76,045,510

	Pharmaceuticals – 0.9%
3,414,069	Bristol-Myers Squibb Co.	220,207,450

	Semiconductors & Semiconductor Equipment – 2.4%
18,520,348	Intel Corp.	579,131,282

	Trading Companies & Distributors – 0.1%
208,780	United Rentals, Inc.(g)	19,032,385

	Total Common Stocks (Identified Cost $912,246,149)	1,529,618,794

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.5%

	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	29,877,211
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	15,266,709

		45,143,920

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Communications – 0.0%
14,753	Cincinnati Bell, Inc., 6.750%	$730,569

	Energy – 0.5%
257,387	Chesapeake Energy Corp., 4.500%	22,553,536
476,844	Chesapeake Energy Corp., 5.000%	42,439,116
17,598	Chesapeake Energy Corp., 5.750%, 144A	15,299,261
17,498	Chesapeake Energy Corp., Series A, 5.750%, 144A	15,113,897
325,710	El Paso Energy Capital Trust I, 4.750%	19,542,600
122,944	SandRidge Energy, Inc., 7.000%	4,717,976
128,835	SandRidge Energy, Inc., 8.500%	4,879,626

		124,546,012

	Metals & Mining – 0.4%
812,509	Alcoa, Inc., Series 1, 5.375%	35,620,394
4,192,636	ArcelorMittal, 6.000%	62,973,393
358,356	Cliffs Natural Resources, Inc., 7.000%	1,892,120

		100,485,907

	Natural Gas – 0.1%
430,351	AES Trust III, 6.750%	21,969,418

	REITs – Diversified – 0.1%
37,815	Crown Castle International Corp., Series A, 4.500%	3,964,147
561,271	Weyerhaeuser Co., Series A, 6.375%	30,712,749

		34,676,896

	REITs – Health Care – 0.1%
172,150	Health Care REIT, Inc., Series I, 6.500%	11,561,594

	REITs – Hotels – 0.0%
230,173	FelCor Lodging Trust, Inc., Series A, 1.950%	6,019,024

	REITs – Mortgage – 0.1%
222,459	iStar Financial, Inc., Series J, 4.500%	12,499,971

	Total Convertible Preferred Stocks (Identified Cost $384,301,442)	357,633,311

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.2%
33,325	Ally Financial, Inc., Series G, 7.000%, 144A	34,038,365
53,000	Bank of America Corp., 6.375%	1,343,550
534,725	Countrywide Capital IV, 6.750%	13,667,571

		49,049,486

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	$131,168
100	Entergy Arkansas, Inc., 4.320%	8,959
5,000	Entergy Mississippi, Inc., 4.360%	494,062
665	Entergy New Orleans, Inc., 4.360%	58,915
200	Entergy New Orleans, Inc., 4.750%	18,663
50,100	Southern California Edison Co., 4.780%	1,232,460

		1,944,227

	Finance Companies – 0.0%
67,611	iStar Financial, Inc., Series E, 7.875%	1,667,963
64,123	iStar Financial, Inc., Series F, 7.800%	1,574,220
16,004	iStar Financial, Inc., Series G, 7.650%	389,377
149,767	SLM Corp., Series A, 6.970%	7,399,988

		11,031,548

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(g)	774,502

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,847,518

	REITs – Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	11,730,151

	Total Non-Convertible Preferred Stocks (Identified Cost $47,163,491)	77,377,432

	Total Preferred Stocks (Identified Cost $431,464,933)	435,010,743

Closed-End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	8,275,697

Principal Amount (‡)

Short-Term Investments – 0.5%
$2,995,727	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $2,995,727 on 4/01/2015 collateralized by $3,005,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,055,657 including accrued interest (Note 2 of Notes to Financial Statements)	2,995,727

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$103,649,783	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $103,649,812 on 4/01/2015 collateralized by $99,270,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $104,233,500; $555,000 U.S. Treasury Note, 2.125% due 1/31/2021 valued at $573,572; $855,000 U.S. Treasury Note, 3.500% due 2/15/2018 valued at $922,094 including accrued interest (Note 2 of Notes to Financial Statements)	$103,649,783

	Total Short-Term Investments (Identified Cost $106,645,510)	106,645,510

	Total Investments – 98.7% (Identified Cost $22,822,849,091)(a)	23,762,304,697
	Other Assets Less Liabilities—1.3%	317,556,437

	Net Assets – 100.0%	$24,079,861,134

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 4.02.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $22,900,499,162 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,478,486,058
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,616,680,523)

	Net unrealized appreciation	$861,805,535

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	Illiquid security. At March 31, 2015, the value of these securities amounted to $311,448,620 or 1.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $124,951,256 or 0.5% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $3,685,956,670 or 15.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	26.5%
Banking	11.1
Finance Companies	6.2
Wirelines	5.0
Technology	4.9
Healthcare	3.8
Airlines	2.9
Semiconductors & Semiconductor Equipment	2.4
Electric	2.1
Metals & Mining	2.1
Chemicals	2.1
Other Investments, less than 2% each	29.1
Short-Term Investments	0.5

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Bond Fund – continued

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	71.9%
Canadian Dollar	9.9
New Zealand Dollar	4.3
Mexican Peso	3.6
Australian Dollar	3.0
Other, less than 2% each	6.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS
Investments at cost	$22,822,849,091
Net unrealized appreciation	939,455,606

Investments at value	23,762,304,697
Cash	651,417
Foreign currency at value (identified cost $7,731,009)	7,619,894
Receivable for Fund shares sold	71,336,292
Receivable for securities sold	36,390,005
Dividends and interest receivable	304,303,006
Tax reclaims receivable	370,971

TOTAL ASSETS	24,182,976,282

LIABILITIES
Payable for securities purchased	32,883,918
Payable for Fund shares redeemed	54,820,321
Foreign taxes payable (Note 2)	1,770,116
Management fees payable (Note 5)	10,474,652
Deferred Trustees’ fees (Note 5)	1,237,664
Administrative fees payable (Note 5)	873,262
Payable to distributor (Note 5d)	186,281
Other accounts payable and accrued expenses	868,934

TOTAL LIABILITIES	103,115,148

NET ASSETS	$24,079,861,134

NET ASSETS CONSIST OF:
Paid-in capital	$23,130,373,103
Distributions in excess of net investment income	(97,967,524)
Accumulated net realized gain on investments and foreign currency transactions	117,479,429
Net unrealized appreciation on investments and foreign currency translations	929,976,126

NET ASSETS	$24,079,861,134

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$15,532,452,257

Shares of beneficial interest	1,066,492,948

Net asset value, offering and redemption price per share	$14.56

Retail Class:
Net assets	$8,203,197,352

Shares of beneficial interest	565,883,095

Net asset value, offering and redemption price per share	$14.50

Admin Class:
Net assets	$283,317,616

Shares of beneficial interest	19,607,970

Net asset value, offering and redemption price per share	$14.45

Class N:
Net assets	$60,893,909

Shares of beneficial interest	4,185,292

Net asset value, offering and redemption price per share	$14.55

See accompanying notes to financial statements.

|  34

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$535,044,317
Dividends	35,438,304
Less net foreign taxes withheld	(968,347)

569,514,274

Expenses
Management fees (Note 5)	62,158,447
Service and distribution fees (Note 5)	11,323,014
Administrative fees (Note 5)	5,216,990
Trustees’ fees and expenses (Note 5)	179,834
Transfer agent fees and expenses (Notes 5 and 6)	8,642,639
Audit and tax services fees	32,010
Custodian fees and expenses	719,963
Legal fees	110,652
Registration fees	527,766
Shareholder reporting expenses	469,783
Miscellaneous expenses	228,477

Total expenses	89,609,575
Less waiver and/or expense reimbursement (Note 5)	(804)

Net expenses	89,608,771

Net investment income	479,905,503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	206,006,745
Foreign currency transactions	(9,338,476)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,017,498,554)
Foreign currency translations	(5,380,589)

Net realized and unrealized loss on investments and foreign currency transactions	(826,210,874)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(346,305,371)

See accompanying notes to financial statements.

35  |

Statements of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$479,905,503	$864,385,344
Net realized gain on investments and foreign currency transactions	196,668,269	712,576,109
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,022,879,143)	57,907,353

Net increase (decrease) in net assets resulting from operations	(346,305,371)	1,634,868,806

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(334,776,724)	(605,045,101)
Retail Class	(171,664,433)	(353,283,294)
Admin Class	(5,476,540)	(11,089,685)
Class N	(938,855)	(698,305)
Net realized capital gains
Institutional Class	(410,991,876)	(57,923,651)
Retail Class	(225,446,461)	(36,719,055)
Admin Class	(7,713,407)	(1,240,282)
Class N	(1,037,226)	(42,145)

Total distributions	(1,158,045,522)	(1,066,041,518)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	1,144,142,493	2,318,998,409

Net increase (decrease) in net assets	(360,208,400)	2,887,825,697
NET ASSETS
Beginning of the period	24,440,069,534	21,552,243,837

End of the period	$24,079,861,134	$24,440,069,534

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(97,967,524)	$(65,016,475)

See accompanying notes to financial statements.

|  36

Financial Highlights

For a share outstanding throughout each period.

	Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$15.49		$15.09	$14.99	$13.88	$14.20	$12.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.60	0.69	0.72	0.73	0.78
Net realized and unrealized gain (loss)	(0.51)		0.54	0.27	1.24	(0.25)	1.24

Total from Investment Operations	(0.21)		1.14	0.96	1.96	0.48	2.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.67)	(0.86)	(0.85)	(0.80)	(0.81)
Net realized capital gains	(0.40)		(0.07)	—	—	—	—

Total Distributions	(0.72)		(0.74)	(0.86)	(0.85)	(0.80)	(0.81)

Net asset value, end of the period	$14.56		$15.49	$15.09	$14.99	$13.88	$14.20

Total return	(1.35	)%(b)	7.66%	6.51%	14.52%	3.34%	16.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,532,452		$15,488,726	$12,997,813	$12,971,639	$10,897,694	$11,194,527
Net expenses	0.64	%(c)	0.63%	0.63%	0.63%	0.63%	0.64%
Gross expenses	0.64	%(c)	0.63%	0.63%	0.63%	0.63%	0.64%
Net investment income	4.02	%(c)	3.85%	4.57%	4.99%	5.04%	5.76%
Portfolio turnover rate	11%		26%	28%	20%	22%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$15.43		$15.02	$14.93	$13.83	$14.15	$12.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.55	0.65	0.68	0.69	0.74
Net realized and unrealized gain (loss)	(0.51)		0.56	0.25	1.23	(0.25)	1.24

Total from Investment Operations	(0.23)		1.11	0.90	1.91	0.44	1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.63)	(0.81)	(0.81)	(0.76)	(0.77)
Net realized capital gains	(0.40)		(0.07)	—	—	—	—

Total Distributions	(0.70)		(0.70)	(0.81)	(0.81)	(0.76)	(0.77)

Net asset value, end of the period	$14.50		$15.43	$15.02	$14.93	$13.83	$14.15

Total return	(1.41	)%(b)	7.40%	6.15%	14.25%	2.97%	15.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,203,197		$8,627,288	$8,282,010	$8,651,794	$7,907,178	$8,241,062
Net expenses	0.89	%(c)	0.91%	0.92%	0.92%	0.92%	0.93	%(d)
Gross expenses	0.89	%(c)	0.91%	0.92%	0.92%	0.92%	0.93	%(d)
Net investment income	3.76	%(c)	3.58%	4.28%	4.69%	4.75%	5.46%
Portfolio turnover rate	11%		26%	28%	20%	22%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  38

Financial Highlights – continued

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$15.38		$14.98	$14.89	$13.80	$14.11		$12.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.51	0.61	0.63	0.65		0.70
Net realized and unrealized gain (loss)	(0.51)		0.55	0.25	1.23	(0.25)		1.23

Total from Investment Operations	(0.25)		1.06	0.86	1.86	0.40		1.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.59)	(0.77)	(0.77)	(0.71)		(0.73)
Net realized capital gains	(0.40)		(0.07)	—	—	—		—

Total Distributions	(0.68)		(0.66)	(0.77)	(0.77)	(0.71)		(0.73)

Net asset value, end of the period	$14.45		$15.38	$14.98	$14.89	$13.80		$14.11

Total return	(1.60	)%(b)	7.15%	5.88%	13.91%	2.77%		15.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$283,318		$292,668	$272,181	$302,018	$262,567		$266,215
Net expenses	1.14	%(d)	1.17%	1.18%	1.20%	1.20	%(e)	1.20	%(f)
Gross expenses	1.14	%(d)	1.17%	1.18%	1.20%	1.20	%(e)	1.21%
Net investment income	3.52	%(d)	3.32%	4.02%	4.42%	4.47%		5.20%
Portfolio turnover rate	11%		26%	28%	20%	22%		27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$15.48		$15.07		$15.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.59		0.47
Net realized and unrealized gain (loss)	(0.51)		0.57		(0.25)

Total from Investment Operations	(0.20)		1.16		0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.68)		(0.48)
Net realized capital gains	(0.40)		(0.07)		—

Total Distributions	(0.73)		(0.75)		(0.48)

Net asset value, end of the period	$14.55		$15.48		$15.07

Total return	(1.31	)%(b)(c)	7.79%		1.45	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60,894		$31,387		$241
Net expenses	0.57	%(d)(e)	0.58	%(f)	0.65	%(d)(e)
Gross expenses	0.58	%(e)	0.58%		2.14	%(e)
Net investment income	4.13	%(e)	3.80%		4.73	%(e)
Portfolio turnover rate	11%		26%		28%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  40

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Most expenses can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Institutional Class, Retail Class, and Admin Class collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, premium amortization, defaulted bond adjustments, paydown gains and losses, return of capital and capital gain distributions received and trust preferred securities adjustments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, foreign currency contract mark to market, defaulted bond interest, return of capital distributions received, trust preferred securities adjustments, reversal of bankruptcy income and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

2014 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$970,116,385	$95,925,133	$1,066,041,518

f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2015, the Fund did not loan securities under this agreement.

h.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;
•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$103,884,367	(b)	$103,884,367
Airlines	—	407,971,469	276,171,917	(c)	684,143,386
Finance Companies	3,372,370	1,395,426,309	—		1,398,798,679
Non-Agency Commercial Mortgage-Backed Securities	—	41,564,155	38,955,795	(c)	80,519,950
Railroads	—	7,806,503	94,101,607	(c)	101,908,110
Retailers	—	145,538,000	16,275,282	(d)	161,813,282
Transportation Services	—	22,457,006	52,440,081	(d)	74,897,087
All Other Non-Convertible Bonds(a)	—	16,977,131,629	—		16,977,131,629

Total Non-Convertible Bonds	3,372,370	18,997,895,071	581,829,049		19,583,096,490

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes – continued
Convertible Bonds(a)	—	1,229,046,005	—	1,229,046,005
Municipals(a)	—	340,065,954	—	340,065,954

Total Bonds and Notes	3,372,370	20,567,007,030	581,829,049	21,152,208,449

Senior Loans(a)	—	530,545,504	—	530,545,504
Common Stocks(a)	1,529,618,794	—	—	1,529,618,794
Preferred Stocks
Convertible Preferred Stocks
Energy	19,542,600	105,003,412	—	124,546,012
REITs—Mortgage	—	12,499,971	—	12,499,971
All Other Convertible Preferred Stocks(a)	220,587,328	—	—	220,587,328

Total Convertible Preferred Stocks	240,129,928	117,503,383	—	357,633,311

Non-Convertible Preferred Stocks
Electric	$1,232,460	$711,767	$—	$1,944,227
REITs—Office Property	—	2,847,518	—	2,847,518
REITs—Warehouse/Industrials	—	11,730,151	—	11,730,151
All Other Non-Convertible Preferred Stocks(a)	60,855,536	—	—	60,855,536

Total Non-Convertible Preferred Stocks	62,087,996	15,289,436	—	77,377,432

Total Preferred Stocks	302,217,924	132,792,819	—	435,010,743

Closed-End Investment Companies	8,275,697	—	—	8,275,697
Short-Term Investments	—	106,645,510	—	106,645,510

Total	$1,843,484,785	$21,336,990,863	$581,829,049	$23,762,304,697

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($47,648,474) or fair valued by the Fund’s adviser ($56,235,893).

(c) Valued using broker-dealer bid prices.

(d) Fair valued by the Fund’s adviser.

Preferred stocks valued at $64,458,270 were transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued at the last sale price. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

A preferred stock valued at $664,024 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$31,219,633	$—	$5,409	$(2,011,845)	$75,840,302
Airlines	292,696,690	159,583	671,606	(1,718,325)	2,653,864
Banking	65,928,928	—	—	—	—
Life Insurance	8,500,000	37,832	547,875	914,293	—
Metals & Mining	7,011,500	45,708	2,350	2,194,396	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	270,795	38,685,000
Railroads	—	6,803,910	—	(64,690,850)	—
Retailers	15,605,595	37,192	—	632,495	—
Transportation Services	54,906,286	—	404,940	(448,400)	—
Convertible Bonds
Wirelines	80,044	—	(32,132)	25,503	—

Total	$475,948,676	$7,084,225	$1,600,048	$(64,831,938)	$117,179,166

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

Asset Valuation Inputs – continued

Investments in Securities – continued	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(1,169,132)	$—	$—	$103,884,367	$(2,010,696)
Airlines	(13,329,629)	—	(4,961,872)	276,171,917	(490,098)
Banking	—	—	(65,928,928)	—	—
Life Insurance	(10,000,000)	—	—	—	—
Metals & Mining	(9,253,954)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	38,955,795	270,795
Railroads	—	151,988,547	—	94,101,607	(64,690,850)
Retailers	—	—	—	16,275,282	632,495
Transportation Services	(2,422,745)	—	—	52,440,081	(974,035)
Convertible Bonds
Wirelines	(73,415)	—	—	—	—

Total	$(36,248,875)	$151,988,547	$(70,890,800)	$581,829,049	$(67,262,389)

Debt securities valued at $70,890,800 were transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $151,988,547 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $3,129,857,885 and $1,203,808,770,

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

4.  Purchases and Sales of Securities – continued.

respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $0 and $1,348,476,947, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Next $10 billion	Over $25 billion
0.60%	0.50%	0.49%	0.48%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2016 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2015, the management fees for the Fund were $62,158,447 (effective rate of 0.51% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2015 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2015, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$359,798	$10,603,418	$359,798

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for the Fund were $5,216,990.

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $8,365,428.

As of March 31, 2015, the Fund owes NGAM Distribution $186,281 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2015, Loomis Sayles Funded Pension Plan and Trust and Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.05% and 0.14% of the Fund’s net assets, respectively.

Investment activities of affiliated shareholders could have material impacts on the Fund.

g.  Reimbursement of Transfer Agent Fees and Expenses. NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2015, NGAM Advisors reimbursed the Fund $804 for transfer agency expenses related to Class N shares.

h.  Interfund Transactions. A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2015, the Fund purchased securities from an affiliated fund in compliance with Rule 17a-7 of the 1940 Act in the amount of $160,525,520.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2015, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$5,536,707	$3,003,230	$101,898	$804

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, the Fund had no borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	158,903,503	$2,384,460,508	280,143,837	$4,356,187,281
Issued in connection with the reinvestment of distributions	45,522,948	672,875,949	38,828,284	598,701,762
Redeemed	(137,555,284)	(2,053,160,190)	(180,863,344)	(2,794,387,397)

Net change	66,871,167	$1,004,176,267	138,108,777	$2,160,501,646

Retail Class
Issued from the sale of shares	75,183,037	$1,124,088,449	144,827,404	$2,233,907,589
Issued in connection with the reinvestment of distributions	26,294,209	386,887,974	24,544,705	376,613,436
Redeemed	(94,884,556)	(1,411,683,190)	(161,382,595)	(2,496,178,726)

Net change	6,592,690	$99,293,233	7,989,514	$114,342,299

Admin Class
Issued from the sale of shares	3,282,771	$49,125,940	6,716,414	$103,132,429
Issued in connection with the reinvestment of distributions	862,098	12,639,141	758,015	11,593,362
Redeemed	(3,568,966)	(53,263,977)	(6,613,623)	(101,761,112)

Net change	575,903	$8,501,104	860,806	$12,964,679

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Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

9.  Capital Shares – continued.

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,317,994	$34,555,565	2,167,865	$33,611,093
Issued in connection with the reinvestment of distributions	131,783	1,944,811	46,620	723,630
Redeemed	(292,129)	(4,328,487)	(202,801)	(3,144,938)

Net change	2,157,648	$32,171,889	2,011,684	$31,189,785

Increase (decrease) from capital share transactions	76,197,408	$1,144,142,493	148,970,781	$2,318,998,409

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert Blanding

Name:	Robert Blanding
Title:	President and Chief Executive Officer
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Blanding

Name:	Robert Blanding
Title:	President and Chief Executive Officer
Date:	May 20, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2015